iShares Trust

Statement of Additional Information
Dated December 1, 2002 (as revised December 23, 2002)

This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus dated December 1, 2002 (the "Prospectus") for the iShares Trust (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. The Annual Report of the Trust and its Funds are incorporated by reference and are deemed to be part of this Statement of Additional Information. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, SEI Investments Distribution Co., at 1 Freedom Valley Drive, Oaks, PA 19456, calling 1-800-iShares or visiting www.ishares.com.

Table of Contents

                                                                                                                          PAGE
                                                                                                                          ----
General Description of the Trust and its Funds.........................................................................     1
Exchange Listing and Trading...........................................................................................     2
Investment Strategies and Risks........................................................................................     4
     Lack of Diversification of Certain Funds..........................................................................     5
     Loans of Portfolio Securities.....................................................................................     6
     Repurchase Agreements.............................................................................................     7
     Reverse Repurchase Agreements.....................................................................................     7
     Currency Transactions.............................................................................................     7
     Money Market Instruments..........................................................................................     7
     Foreign Securities................................................................................................     8
     Investment Companies, REITs.......................................................................................     8
     Illiquid Securities...............................................................................................     8
     Futures and Options...............................................................................................     8
          Options on Futures Contracts.................................................................................     8
          Restrictions on the Use of Futures Contracts and Options on Futures Contracts................................     9
     Swap Agreements...................................................................................................     9
          Future Developments..........................................................................................     9
     General Considerations and Risks..................................................................................     9
     Risks of Futures and Options Transactions.........................................................................    10
     Risks of Swap Agreements..........................................................................................    10
Construction and Maintenance Standards for the Underlying Indices......................................................    11
     Index Dissemination...............................................................................................    11
The S&P Indices Generally..............................................................................................    11
S&P 100 Index..........................................................................................................    12
S&P 500 Index..........................................................................................................    12
S&P 500/BARRA Growth Index.............................................................................................    13
S&P 500/BARRA Value Index..............................................................................................    13
S&P MidCap 400 Index...................................................................................................    13
S&P MidCap 400/BARRA Growth Index......................................................................................    13
S&P MidCap 400/BARRA Value Index.......................................................................................    14
S&P SmallCap 600 Index.................................................................................................    14
S&P SmallCap 600/BARRA Growth Index....................................................................................    14
S&P SmallCap 600/BARRA Value Index.....................................................................................    14
S&P Global 100 Index...................................................................................................    15
S&P Global Energy Sector Index.........................................................................................    15
S&P Global Financials Sector Index.....................................................................................    15
S&P Global Healthcare Sector Index.....................................................................................    16
S&P Global Information Technology Sector Index.........................................................................    16
S&P Global Telecommunications Sector Index.............................................................................    16
S&P Europe 350 Index...................................................................................................    16
S&P Latin America 40 Index.............................................................................................    16
S&P/TOPIX 150 Index....................................................................................................    17
The Dow Jones Indices Generally........................................................................................    17
Dow Jones U.S. Total Market Index......................................................................................    17
Dow Jones U.S. Basic Materials Sector Index............................................................................    18
Dow Jones U.S. Consumer Cyclical Sector Index..........................................................................    18
Dow Jones U.S. Consumer Non-Cyclical Sector Index......................................................................    18
Dow Jones U.S. Energy Sector Index.....................................................................................    18
Dow Jones U.S. Financial Sector Index..................................................................................    19

                                                                          page i

Dow Jones U.S. Healthcare Sector Index.................................................................................    19
Dow Jones U.S. Industrial Sector Index.................................................................................    19
Dow Jones U.S. Technology Sector Index.................................................................................    19
Dow Jones U.S. Telecommunications Sector Index.........................................................................    20
Dow Jones U.S. Utilities Sector Index..................................................................................    20
Dow Jones U.S. Financial Services Index................................................................................    20
Dow Jones U.S. Real Estate Index.......................................................................................    20
The Russell Indices Generally..........................................................................................    21
Russell 3000 Index.....................................................................................................    21
Russell 3000 Growth Index..............................................................................................    21
Russell 3000 Value Index...............................................................................................    22
Russell 2000 Index.....................................................................................................    22
Russell 2000 Growth Index..............................................................................................    22
Russell 2000 Value Index...............................................................................................    22
Russell 1000 Index.....................................................................................................    23
Russell 1000 Growth Index..............................................................................................    23
Russell 1000 Value Index...............................................................................................    23
Russell Midcap Index...................................................................................................    23
Russell Midcap Growth Index............................................................................................    24
Russell Midcap Value Index.............................................................................................    24
The Cohen & Steers Realty Majors Index Generally.......................................................................    24
Cohen & Steers Realty Majors Index.....................................................................................    25
The Nasdaq Biotechnology Index Generally...............................................................................    25
Nasdaq Biotechnology Index.............................................................................................    26
The Goldman Sachs Indices Generally....................................................................................    26
The Goldman Sachs Natural Resources Index..............................................................................    27
The Goldman Sachs Technology Index.....................................................................................    27
The Goldman Sachs Technology Industry Sector Indices Generally.........................................................    27
The Goldman Sachs Technology Industry Multimedia Networking Index......................................................    28
The Goldman Sachs Technology Industry Semiconductor Index..............................................................    28
The Goldman Sachs Technology Industry Software Index...................................................................    28
The MSCI Indices Generally.............................................................................................    29
MSCI EAFE Index........................................................................................................    31
Investment Limitations.................................................................................................    31
Continuous Offering....................................................................................................    32
Management.............................................................................................................    33
Trustees and Officers..................................................................................................    33
Remuneration of Trustees and Officers..................................................................................    37
Control Persons and Principal Holders of Securities....................................................................    37
Investment Advisor.....................................................................................................    42
Administrator, Custodian and Transfer Agent............................................................................    44
Distributor............................................................................................................    45
Index Providers........................................................................................................    46
Brokerage Transactions.................................................................................................    47
Short-Term Instruments and Temporary Investments.......................................................................    50
Additional Information Concerning the Trust............................................................................    50
     Shares............................................................................................................    50
     Termination of the Trust or Fund..................................................................................    50
     Book-Entry Only System............................................................................................    51
     DTC Acts as Securities Depository for the iShares.................................................................    51
     Creation and Redemption of Creation Unit Aggregations.............................................................    51
     Creation..........................................................................................................    51
     Fund Deposit......................................................................................................    52
     Procedures for Creation of Creation Unit Aggregations.............................................................    52

page ii                                                                 i Shares

     Placement of Creation Orders for Domestic Funds Using Clearing Process............................................    53
     Placement of Creation Orders for Domestic Funds Outside Clearing Process..........................................    53
     Placement of Creation Orders for Foreign Funds....................................................................    54
     Acceptance of Orders for Creation Unit Aggregations...............................................................    55
Creation Transaction Fee...............................................................................................    55
          Redemption of iShares in Creation Unit Aggregations..........................................................    56
          Redemption Transaction Fee...................................................................................    57
          Placement of Redemption Orders for Domestic Funds Using Clearing Process.....................................    58
          Placement of Redemption Orders for Domestic Funds Outside Clearing Process...................................    58
          Placement of Redemption Orders for Foreign Funds.............................................................    58
Foreign Market Hours...................................................................................................    60
          Regular Holidays.............................................................................................    62
Settlement Periods Greater Than Seven Days for 2002....................................................................    65
Taxes..................................................................................................................    65
          Federal Tax Treatment of Futures and Options Contracts.......................................................    68
Determination of NAV...................................................................................................    68
Dividends and Distributions............................................................................................    68
          General Policies.............................................................................................    69
          Dividend Reinvestment Service................................................................................    69
Performance and Other Information......................................................................................    69
Financial Statements...................................................................................................    72
Miscellaneous Information..............................................................................................    72
          Counsel......................................................................................................    72
          Independent Auditors.........................................................................................    72

i Shares                                                                page iii

General Description of the Trust and its Funds

The Trust currently consists of over 50 investment portfolios (each a "fund" and collectively the "funds"). The Trust was organized as a Delaware business trust on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). This Statement of Additional Information relates to the following funds ("Funds"):

..  iShares S&P 100 Index Fund
..  iShares S&P 500 Index Fund
..  iShares S&P 500/BARRA Growth Index Fund
..  iShares S&P 500/BARRA Value Index Fund
..  iShares S&P MidCap 400 Index Fund
..  iShares S&P MidCap400/BARRA Growth Index Fund
..  iShares S&P MidCap400/BARRA Value Index Fund
..  iShares S&P SmallCap 600 Index Fund
..  iShares S&P SmallCap 600/BARRA Growth Index Fund
..  iShares S&P SmallCap 600/BARRA Value Index Fund
..  iShares S&P Global 100Index Fund
..  iShares S&P Global Energy Sector Index Fund
..  iShares S&P Global Financials Sector Index Fund
..  iShares S&P Global Healthcare Sector Index Fund
..  iShares S&P Global Technology Sector Index Fund
..  iShares S&P Global Telecommunications Sector Index Fund
..  iShares S&P Europe 350 Index Fund
..  iShares S&P Latin America 40 Index Fund
..  iShares S&P/TOPIX 150 Index Fund

..  iShares Dow Jones U.S. Total Market Index Fund
..  iShares Dow Jones U.S. Basic Materials Sector Index Fund
..  iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund
.. iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund .. iShares Dow Jones U.S. Energy Sector Index Fund
..  iShares Dow Jones U.S. Financial Sector Index Fund
..  iShares Dow Jones U.S. Healthcare Sector Index Fund
..  iShares Dow Jones U.S. Industrial Sector Index Fund
..  iShares Dow Jones U.S. Technology Sector Index Fund
..  iShares Dow Jones U.S. Telecommunications Sector Index Fund
..  iShares Dow Jones U.S. Utilities Sector Index Fund
..  iShares Dow Jones U.S. Financial Services Index Fund
..  iShares Dow Jones U.S. Real Estate Index Fund

..  iShares Russell 3000 Index Fund
..  iShares Russell 3000 Growth Index Fund
..  iShares Russell 3000 Value Index Fund
..  iShares Russell 2000 Index Fund
..  iShares Russell 2000 Growth Index Fund
..  iShares Russell 2000 Value Index Fund
..  iShares Russell 1000 Index Fund
..  iShares Russell 1000 Growth Index Fund
..  iShares Russell 1000 Value Index Fund

iShares General Description of the Trust and its Funds                    page 1

..  iShares Russell Midcap Index Fund
..  iShares Russell Midcap Growth Index Fund
..  iShares Russell Midcap Value Index Fund

..  iShares Cohen & Steers Realty Majors Index Fund

..  iShares Nasdaq Biotechnology Index Fund

..  iShares Goldman Sachs Technology Index Fund
..  iShares Goldman Sachs Networking Index Fund
..  iShares Goldman Sachs Semiconductor Index Fund
..  iShares Goldman Sachs Software Index Fund
..  iShares Goldman Sachs Natural Resources Index Fund

..  iShares MSCI EAFE Index Fund

The shares of each Fund are referred to herein as "iShares."

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each an "Underlying Index") representing publicly traded equity securities of companies in a particular broad market, market segment, market sector or group of industries. Each Fund is managed by Barclays Global Fund Advisors ("BGFA").

Each Fund offers and issues iShares at their net asset value ("NAV") only in aggregations of a specified number of iShares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities included in its Underlying Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The iShares described in the Prospectus are listed and traded on a national securities exchange (a "Listing Exchange"). The American Stock Exchange ("AMEX"), the Chicago Board Options Exchange ("CBOE") and the New York Stock Exchange, Inc. (the "NYSE") are each referred to herein as a Listing Exchange. iShares also may be listed on certain non-U.S. exchanges, such as the Stock Exchange of Hong Kong ("SEHK"), the Singapore Exchange ("SGX"), and the Swiss Stock Exchange ("SWX"). iShares currently trade on a Listing Exchange and other exchanges at market prices that may be below, at, or above NAV. iShares are redeemable only in Creation Unit aggregations, and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units typically are a specified number of iShares, generally 50,000.

The Trust reserves the right to offer a "cash" option for creations and redemptions of iShares although it has no current intention of doing so. iShares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 125% of the market value of the missing Deposit Securities. See the Creation and Redemption of Creation Unit Aggregations section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the Prospectus in the Overview and the Shareholder Information sections. The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

page 2                                                                  i Shares

There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of iShares of any Fund will continue to be met. The Listing Exchange may, but is not required to, remove the iShares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the iShares of a Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index on which such Fund is based is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Listing Exchange will remove the iShares of a Fund from listing and trading upon termination of such Fund.

As in the case of other publicly-traded securities, broker's commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the stock prices of iShares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

iShares Exchange Listing and Trading                                      page 3

Investment Strategies and Risks

Each Fund seeks to achieve its objective by investing in common stocks that comprise the relevant Underlying Index. Each Fund operates as an index fund and will not be actively managed. Adverse performance of a security in a Fund's portfolio will ordinarily not result in the elimination of the security from a Fund's portfolio.

Some Funds will engage in Replication, by which they hold substantially all of the securities of the Underlying Index in approximately the same proportions as reflected in the Underlying Index. Other Funds will engage in Representative Sampling, which is investing in a representative sample of securities in the Underlying Index, selected by BGFA to have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the securities that are included in the relevant Underlying Index.

FUNDS THAT USE REPLICATION
iShares S&P 500 Index Fund
iShares S&P 500/BARRA Growth Index Fund
iShares S&P 500/BARRA Value Index Fund
iShares S&P MidCap 400/BARRA Growth Index Fund iShares S&P MidCap 400/BARRA Value Index Fund iShares S&P SmallCap 600/BARRA Growth Index Fund iShares S&P 100 Index Fund iShares Dow Jones U.S. Total Market Index Fund iShares Russell 3000 Index Fund iShares Russell 3000 Growth Index Fund iShares Russell 2000 Growth Index Fund iShares Russell 1000 Index Fund iShares Russell 1000 Growth Index Fund iShares Russell 1000 Value Index Fund iShares Russell Midcap Index Fund iShares Russell Midcap Growth Index Fund iShares Russell Midcap Value Index Fund

FUNDS THAT USE REPRESENTATIVE SAMPLING
iShares S&P SmallCap 600 Index Fund
iShares S&P SmallCap 600/BARRA Value Index Fund iShares S&P MidCap 400 Index Fund iShares S&P Global 100 Index Fund iShares S&P Global Energy Sector Index Fund iShares S&P Global Financials Sector Index Fund iShares S&P Global Healthcare Sector Index Fund iShares S&P Global Technology Sector Index Fund iShares S&P Global Telecommunications Sector Index Fund iShares S&P Europe 350 Index Fund iShares S&P Latin America 40 Index Fund iShares S&P/TOPIX 150 Index Fund

FUNDS THAT USE REPRESENTATIVE SAMPLING (CONTINUED) iShares Dow Jones U.S. Basic Materials Sector Index Fund iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund iShares Dow Jones U.S. Energy Sector Index Fund iShares Dow Jones U.S. Financial Sector Index Fund iShares Dow Jones U.S. Healthcare Sector Index Fund iShares Dow Jones U.S. Industrial Sector Index Fund iShares Dow Jones U.S. Technology Sector Index Fund iShares Dow Jones U.S. Telecommunications Sector Index Fund iShares Dow Jones U.S. Utilities Sector Index Fund iShares Dow Jones U.S. Financial Services Index Fund iShares Dow Jones U.S. Real Estate Index Fund iShares Russell 3000 Value Index Fund iShares Russell 2000 Index Fund iShares Russell 2000 Value Index Fund iShares Cohen & Steers Realty Majors Index Fund iShares Nasdaq Biotechnology Index Fund iShares Goldman Sachs Technology Index Fund iShares Goldman Sachs Networking Index Fund iShares Goldman Sachs Semiconductor Index Fund iShares Goldman Sachs Software Index Fund iShares Goldman Sachs Natural Resources Index Fund iShares MSCI EAFE Index Fund

page 4                                                                  i Shares

At least 90% of each Fund's assets will be invested in securities in its Underlying Index. A Fund may also invest up to 10% of its assets in futures, options and swap contracts (in each case related to the Underlying Index and its component securities), cash and cash equivalents, as well as in securities not included in its Underlying Index if BGFA determines this to be appropriate in light of the Fund's investment objective and relevant investment constraints. The following examples illustrate the circumstances in which a Fund would hold securities not included in its Underlying Index. First, in order to reflect various corporate actions (such as mergers) and other changes in the Fund's Underlying Index (reconstitutions), a Fund may hold securities that are announced as additions to the Underlying Index prior to their actual date of inclusion in such index. Second, a Fund may hold securities that have been recently deleted from its Underlying Index due to various corporate actions and reconstitutions. Third, a Fund may invest in securities outside the Underlying Index when necessary to meet the diversification requirements of a regulated investment company under the Internal Revenue Code (the "Code"). In such cases, the securities outside the Underlying Index will be securities in the relevant market, market segment, market sector or group of industries tracked by such Index.

Representative Sampling is used for those Funds where BGFA believes that Replication is not the most effective means to track the Underlying Index. The number of securities, liquidity of underlying securities, restrictions on the ownership of securities, high transaction expenses and other trading costs, and tax and other regulatory restrictions are among the factors which BGFA considers. Although Representative Sampling has been an effective means of approximating index performance in the past, it will not usually enable a Fund to track the Underlying Index's performance with the accuracy achieved by Replication. Each Fund will be reviewed regularly and adjusted, when necessary, to correlate with the relevant Underlying Index.

LACK OF DIVERSIFICATION OF CERTAIN FUNDS. The following table sets forth the diversification status of each Fund.

DIVERSIFIED FUNDS
iShares S&P 500 Index Fund
iShares S&P 500/BARRA Value Index Fund
iShares S&P MidCap 400 Index Fund
iShares S&P MidCap 400/BARRA Growth Index Fund iShares S&P MidCap 400/BARRA Value Index Fund iShares S&P SmallCap 600 Index Fund iShares S&P SmallCap 600/BARRA Growth Index Fund iShares S&P SmallCap 600/BARRA Value Index Fund iShares S&P Europe 350 Index Fund iShares Dow Jones U.S. Total Market Index Fund iShares Russell 3000 Index Fund iShares Russell 3000 Growth Index Fund iShares Russell 3000 Value Index iShares Russell 2000 Index Fund iShares Russell 2000 Growth Index Fund iShares Russell 2000 Value Index Fund iShares Russell 1000 Index Fund iShares Russell 1000 Value Index Fund iShares Russell Midcap Index Fund iShares Russell Midcap Growth Index Fund iShares Russell Midcap Value Index Fund

NON-DIVERSIFIED FUNDS
iShares S&P 500/BARRA Growth Index Fund
iShares S&P 100 Index Fund
iShares S&P Global 100 Index
iShares S&P Global Energy Sector Index Fund iShares S&P Global Financials Sector Index Fund iShares S&P Global Healthcare Sector Index Fund iShares S&P Global Technology Sector Index Fund iShares S&P Global Telecommunications Sector Index Fund iShares S&P Latin America 40 Index Fund iShares S&P/TOPIX 150 Index Fund iShares Dow Jones U.S. Basic Materials Sector Index Fund iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund iShares Dow Jones U.S. Energy Sector Index Fund iShares Dow Jones U.S. Financial Sector Index Fund iShares Dow Jones U.S. Healthcare Sector Index Fund iShares Dow Jones U.S. Industrial Sector Index Fund iShares Dow Jones U.S. Technology Sector Index Fund iShares Dow Jones U.S. Telecommunications Sector Index Fund iShares Dow Jones U.S. Utilities Sector Index Fund iShares Dow Jones U.S. Financial Services Index Fund iShares Dow Jones U.S. Real Estate Index Fund iShares Russell 1000 Growth Index Fund

iShares Investment Strategies and Risks                                   page 5

DIVERSIFIED FUNDS

NON-DIVERSIFIED FUNDS
iShares Cohen & Steers Realty Majors Index Fund iShares Nasdaq Biotechnology Index Fund iShares Goldman Sachs Technology Index Fund iShares Goldman Sachs Networking Index Fund iShares Goldman Sachs Semiconductor Index Fund iShares Goldman Sachs Software Index Fund iShares Goldman Sachs Natural Resources Index Fund iShares MSCI EAFE Index Fund

With respect to 75% of a Fund's total assets, a diversified Fund does not invest more than 5% of its assets in securities of any one issuer (excluding cash and cash items, government securities, and securities of other investment companies). The remaining 25 percent of the Fund's assets may be invested in any manner.

A "non-diversified" classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. A non-diversified Fund may also concentrate its investments in a particular industry or group of industries, as noted in the descriptions of such Fund. The securities of a particular issuer, or of issuers in particular industries, may dominate the Underlying Index of such a Fund and, consequently, its investment portfolio. This may adversely affect its performance or subject its iShares to greater price volatility than that experienced by more diversified investment companies.

Each Fund, however (whether diversified or non-diversified), intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "regulated investment company" for purposes of the Code, and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Code severely limits the investment flexibility of certain Funds and makes it less likely that such Funds will meet their investment objectives.

LOANS OF PORTFOLIO SECURITIES. Each Fund may lend its investment securities to approved borrowers. Barclays Global Investors, N.A. ("BGI") currently is seeking an exemptive order to serve as the Trust's securities lending agent. The Board of Trustees of the Trust has approved the selection of BGI as securities lending agent conditioned upon the receipt of an order. Thus, it is expected that, following the receipt of such order, BGI will be appointed as securities lending agent to the Trust. As such, BGI will share with each respective Fund any net income earned on loans of portfolio securities. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the relevant Fund. These loans cannot exceed 331/3% of a Fund's total assets.

Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to, the review of the Board of Trustees (the "Board" or the "Trustees"), so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (i) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 100% of the value of the securities loaned (on a "mark-to-market" basis); (ii) the loan be made subject to termination by a Fund at any time; and (iii) a Fund receives reasonable interest on the loan. Securities lending procedures approved by the Board will meet or exceed the requirements stated above and promulgated under the 1940 Act. From time to time, each Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

Collateral from securities loaned to a borrower may be invested in high-quality money market instruments and other investment companies (including money market mutual funds advised by BGFA or otherwise affiliated with the Funds). The money-market instruments in which each Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Service, Inc. ("Moody's") or "A-1+" or "A-1" by Standard & Poor's Rating Services, a division of the McGraw-Hill Companies, Inc. ("S&P") or, if unrated, of comparable quality as determined by BGFA; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions. Investments of collateral from securities loaned to borrowers will not be counted in determining compliance with the investment strategies described herein under "Investment Strategies and Risks."

page 6                                                                  i Shares

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with banks and securities dealers. Such transactions entail the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price, reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Should a Fund enter into a repurchase agreement, each such Fund would maintain custody of the underlying securities prior to their repurchase. Thus, the obligation of the bank or the dealer to pay the repurchase price on the date agreed would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 100% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose each Fund to possible loss because of adverse market action, expenses or delays in connection with the disposition of the underlying obligations. The financial institutions with which each Fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government Securities on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by BGFA. BGFA will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain the value of the securities subject to the agreement to equal at least 100% of the repurchase price (including accrued interest). In addition, BGFA will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than 100% of the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. BGFA will mark-to-market daily the value of the securities. Under the 1940 Act, repurchase agreements are considered loans.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and each Fund intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of each Fund's assets. The custodian bank will maintain a separate account for each Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

CURRENCY TRANSACTIONS. No Fund expects to engage in currency transactions for the purpose of hedging against declines in the value of the Fund's currency. A Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If BGFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of a Fund's return with the performance of the Underlying Index and may lower the Fund's return. The Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, each Fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

MONEY MARKET INSTRUMENTS. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and

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foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P or, if unrated, of comparable quality is determined by BGFA; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

BGFA received an exemptive order from the SEC which permits the funds it manages, including the funds of the Trust, to invest in shares of money market funds affiliated with BGFA. Pursuant to this order, the funds are permitted to invest in shares of money market funds affiliated with BGFA for cash management purposes.

FOREIGN SECURITIES. Each Fund may purchase publicly traded common stocks of foreign corporations represented in the Underlying Indices. Each Fund's investment in common stock of foreign corporations represented in the Underlying Indices may also be in the form of American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation.

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. companies. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

INVESTMENT COMPANIES, REITs. Each Fund may invest in the securities of other investment companies (including money market funds) and real estate investment trusts to the extent allowed by law. Under the 1940 Act, each Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate. Each Fund may invest its assets in securities of money market funds advised by BGFA or otherwise affiliated with such Fund.

ILLIQUID SECURITIES. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

FUTURES AND OPTIONS. Each Fund may enter into U.S. or foreign futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. or foreign exchange. No Fund will use futures or options for speculative purposes.

A call option gives a holder the right to purchase a specific security at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices. Each Fund may enter into futures contracts to purchase security indices when BGFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's

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futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing options is unlimited.

Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. or foreign exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. In view of the above considerations, each Fund will comply with the following restriction when purchasing or selling futures. Aggregate initial margin and premiums that are required to establish positions other than those considered to be "bona fide hedging" by the Commodity Futures Trading Commission (the "CFTC") will not exceed 5% of each Fund's total market value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. In addition, each Fund will not purchase options to the extent that more than 5% of the value of such Fund's total assets would be invested in premiums on open put option positions.

Upon entering into a futures contract, a Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin", is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin", to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

SWAP AGREEMENTS. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or high liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

Future Developments. The Board may, in the future, authorize each Fund to invest in securities contracts and investments other than those listed in this Statement of Additional Information and in the Prospectus, provided they are consistent with each Fund's investment objective and do not violate any investment restrictions or policies.

GENERAL CONSIDERATIONS AND RISKS. A discussion of the risks associated with an investment in a Fund is contained in the Prospectus in the Principal Risk Factors Common to All Funds and the Shareholder Information sections. The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

An investment in a Fund should be made with an understanding that the value of a Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of iShares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

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Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although most of the securities in the Underlying Indices are listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's iShares will be adversely affected if trading markets for a Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

RISKS OF FUTURES AND OPTIONS TRANSACTIONS. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, a position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the underlying Index. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to deliver the instruments underlying future contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BGFA as to anticipated trends, which predictions could prove to be incorrect.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting each Fund to substantial losses. In the event of adverse price movements, each Fund would be required to make daily cash payments of variation margin.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

RISKS OF SWAP AGREEMENTS. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund's rights as a creditor -- e.g. a Fund may not receive the net amount of payments that it contractually is entitled to receive.

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Construction and Maintenance Standards
for the Underlying Indices

INDEX DISSEMINATION. Each Listing Exchange intends to disseminate every fifteen seconds the approximate value of the iShares of every Fund except of the iShares S&P Europe 350 Index Fund, iShares S&P Latin America 40 Index Fund, iShares S&P/TOPIX 150 Index Fund and the iShares S&P Global 100 Index Fund. Bloomberg will provide approximate values for those Funds on a similar basis. This approximate value should not be viewed as a "real-time" update of the NAV per iShare of any Fund, because it may not be calculated in the same manner as the NAV, which is computed once a day. The Funds are not involved in, or responsible for, the calculation or dissemination of such amount and make no warranty as to its accuracy.

Brief descriptions of the Underlying Indices on which the Funds are based and the equity markets in which the Funds are invested are provided below.

The S&P Indices Generally

COMPONENT SELECTION CRITERIA FOR DOMESTIC INDICES. The Standard & Poor's Index Committee is responsible for the overall management of the S&P Indices. Companies selected for the indices represent a broad range of industry segments within the U.S. economy. The starting universe, all U.S. publicly traded companies, is screened to eliminate ADRs, mutual funds, limited partnerships, royalty trusts and REITs. The following criteria are then analyzed to determine a company's eligibility for inclusion in the indices. Ownership of a company's outstanding common shares is analyzed in order to screen out closely held companies. The trading volume of a company's stock is analyzed to ensure ample liquidity and efficient share pricing. Both the financial and operating condition of a company also are analyzed.

COMPONENT SELECTION CRITERIA FOR INTERNATIONAL INDICES. All securities comprising 95% of the eligible investable universe in fourteen European markets and the United Kingdom for the S&P Euro 350; 70% of the market value of the Japanese equity market for the S&P Tokyo Stock Price Index ("TOPIX") 150; 30% of the estimated total market capitalization for the region's largest countries for the S&P Latin America 40, were considered for inclusion. Where there were multiple classes of a particular equity, all classes were deemed eligible if they met the criteria for size, liquidity and sector representation. The securities in the universe are ranked according to GICS. Generally, S&P observes a prospective constituent's liquidity over a period of at least 6 months before consideration for inclusion. However, it is recognized that there may be extraordinary situations when companies should be added immediately (e.g. certain privatizations). When a particular company dominates its home market, it may be excluded from the index if analysis of the sectors reveals that its securities are not as liquid as those of similar companies in other countries.

ISSUE CHANGES. General oversight responsibility for the S&P Indices, including overall policy guidelines and methodology, is handled by the S&P Global Index Committee. Maintenance of component indices, including additions and deletions to these indices, is the responsibility of separate regional index committees composed of Standard & Poor's staff specialized in the various regional equity markets. In two cases, regional committees include non-Standard & Poor's staff as minority members. In Japan, the S&P/TOPIX 150 is maintained with the assistance of the Tokyo Stock Exchange. Public announcements of index changes as the result of committee decisions will generally be made two business days in advance of the anticipated effective date whenever possible, although for exceptional corporate events announcements may be made earlier.

INDEX MAINTENANCE. Maintaining the S&P Indices includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs. Share changes of less than 5% are only updated on a quarterly basis on the Friday near the end of the calendar quarter.

A Company will be removed from the S&P Indices as a result of mergers/acquisitions, bankruptcy, restructuring, or if it is no longer representative of its industry group. A company is removed from the relevant index as close as possible to the actual date on which the event occurred. A company can be removed from an index because it no longer meets current criteria for inclusion and/or is no longer representative of its industry group. All replacement companies are selected based on the above component section criteria.

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Indices

When calculating index weights, individual constituents' shares held by governments, corporations, strategic partners, or other control groups are excluded from the company's shares outstanding. Shares owned by other companies are also excluded regardless of whether they are index constituents.

In countries with regulated environments, where a foreign investment limit exists at the sector or company level, the constituent's weight will reflect either the foreign investment limit or the percentage float, whichever is the more restrictive.

Once a year, the float adjustments will be reviewed. Each company's financial statements will be used to update the major shareholders' ownership. However, any Investable Weight Factor (IWF) changes, equal to or greater than 5% will be implemented as soon as reasonably possible when it results from a major corporate action. (i.e., privatization, merger, takeover, or share offering).

Changes in the number of shares outstanding driven by corporate events such as stock dividends, splits, and rights issues will be adjusted on the ex-date. Share changes of 5% or greater are implemented when they occur. All share changes of less than 5% are updated on a quarterly basis (third Friday of March, June, September, and December or at the close of the expiry of futures contracts). Implementation of new additions, deletions, and changes to the float adjustment, due to corporate actions, will be made available at the close of the third Friday in March, June, September and December. Generally, index changes, due to rebalancing, are announced two days before the effective date by way of a news release posted on www.spglobal.com.

INDEX AVAILABILITY. The S&P Indices are calculated continuously and are available from major data vendors.

S&P 100 Index

NUMBER OF COMPONENTS: 100

Index Description. The S&P 100 Index measures the performance of the large-capitalization sector of the U.S. equity market. It is a subset of the S&P 500 Index. The Index is a capitalization-weighted index representing stocks from a broad range of industries, chosen for market size, liquidity and industry group representation. The S&P 100 Index is a widely tracked index for blue-chip stocks. The S&P 100 serves as the basis for the S&P 100 options contract which trades on the CBOE. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all 100 stocks and divided by a predetermined base value. The base value of the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P 100 Index represents approximately 40% of the market capitalization of listed U.S. equities.

S&P 500 Index

NUMBER OF COMPONENTS: 500

Index Description. The Standard & Poor's 500 Index measures the performance of the large-capitalization sector of the U.S. equity market. It serves as the underlying index for the S&P 500/BARRA Growth and Value Index series. It is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all 500 stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P 500 Index represents approximately 79% of the market capitalization of listed U.S. equities.

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S&P 500/BARRA Growth Index

NUMBER OF COMPONENTS: approximately 150

Index Description. The S&P 500/BARRA Growth Index measures the performance of the large-capitalization growth sector of the U.S. equity market. It is a subset of the S&P 500 Index and consists of those companies with the highest price-to-book ratios within the S&P 500 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. The base value for the S&P 500/BARRA Growth Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

S&P 500/BARRA Value Index

NUMBER OF COMPONENTS: approximately 350

Index Description. The S&P 500/BARRA Value Index measures the large-capitalization value sector of the U.S. equity market. It is a subset of the S&P 500 Index and consists of those companies with the lowest price-to-book ratios within the S&P 500 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. The base value for the S&P 500/BARRA Value Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

S&P MidCap 400 Index

NUMBER OF COMPONENTS: 400

Index Description. The S&P 400 MidCap Index measures the performance of the mid-capitalization sector of the U.S. equity market. It serves as the underlying index for the S&P 400/BARRA Growth and Value Index series. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Index is a benchmark for performance measurement of the mid-capitalization segment of the U.S. equity market. The S&P MidCap 400 Index represents approximately 6% of the market capitalization of listed U.S. equities.

S&P MidCap 400/BARRA Growth Index

NUMBER OF COMPONENTS: approximately 163

Index Description. The S&P MidCap 400/BARRA Growth Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. It is a subset of the S&P 400 Index and consists of those companies with the highest price-to-book ratios within the S&P 400 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. The base value for the S&P MidCap 400/BARRA Growth Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

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S&P MidCap 400/BARRA Value Index

NUMBER OF COMPONENTS: approximately 237

Index Description. The S&P MidCap 400/BARRA Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. It is a subset of the S&P 400 Index and consists of those companies with the lowest price-to-book ratios within the S&P 400 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. The base value for the S&P MidCap 400/BARRA Value Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

S&P SmallCap 600 Index

NUMBER OF COMPONENTS: 600

Index Description. The S&P SmallCap 600 Index measures the performance of the small-capitalization sector of the U.S. equity market. It serves as the underlying index for the S&P 600/BARRA Growth and Value Index series. It is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P 600 Index represents approximately 3% of the market capitalization of listed U.S. equities.

S&P SmallCap 600/BARRA Growth Index

NUMBER OF COMPONENTS: approximately 221

Index Description. The S&P SmallCap 600/BARRA Growth Index measures the performance of the small-capitalization growth sector of the U.S. equity market. It is a subset of the S&P 600 Index and consists of those companies with the highest price-to-book ratios within the S&P 600 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. The base value for the S&P SmallCap 600/BARRA Growth Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

S&P SmallCap 600/BARRA Value Index

NUMBER OF COMPONENTS: approximately 379

Index Description. The S&P SmallCap 600/BARRA Value Index measures the performance of the small-capitalization value sector of the U.S. equity market. It is a subset of the S&P 600 Index and consists of those companies with the lowest price-to-book ratios within the S&P 600 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. The base value for the S&P MidCap 600/BARRA Value Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

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S&P Global 100 Index

NUMBER OF COMPONENTS: 100

Index Description. The Standard & Poor's Global 100 Index is designed to measure the performance of 100 large transnational companies that are of major importance in the global markets. A global company is defined as a corporation that has production facilities and/or other fixed assets in at least one foreign country, and makes its major management decisions in a global context. The degree to which sales are executed outside the home country is a factor in determining a company's global reach. The market capitalization of index constituent companies is adjusted to reflect only those shares that are available to foreign investors. The composition of the S&P Global 100 Index is derived from the S&P Global 1200 Index and only includes transnational corporations under the above definition which had a minimum adjusted market capitalization of US$5 billion. The base value for the Underlying Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of May 31, 2002, the Index was comprised of stocks of companies in the following countries: Australia, Belgium, Canada, Finland, France, Germany, Great Britain, Italy, Japan, Mexico, Netherlands, Spain, Sweden, Switzerland and the United States.

S&P Global Energy Sector Index

NUMBER OF COMPONENTS: approximately 49

Index Description. The Standard & Poor's Global Energy Sector Index is designed to measure the performance of companies that S&P deems to be part of the energy sector of the economy and that S&P believes are important to global markets. The market capitalization of index constituent companies is adjusted to reflect only those shares that are available to foreign investors. The S&P Global Energy Sector Index is a subset of the S&P Global 1200 Index. The base value for the Underlying Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of May 31, 2002, the Index was comprised of stocks of companies in the following countries: Australia, Brazil, Canada, France, Great Britain, Italy, Japan, Netherlands, Spain, and the United States.

S&P Global Financials Sector Index

NUMBER OF COMPONENTS: approximately 213

Index Description. The Standard & Poor's Global Financials Sector Index is designed to measure the performance of companies that S&P deems to be part of the financial sector of the economy and that S&P believes are important to global markets. The market capitalization of index constituent companies is adjusted to reflect only those shares that are available to foreign investors. The S&P Global Financials Sector Index is a subset of the S&P Global 1200 Index. The base value for the Underlying Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of May 31, 2002, the Index was comprised of stocks of companies in the following countries: Australia, Belgium, Bermuda, Brazil, Canada, Denmark, France, Germany, Great Britain, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, Singapore, Spain, Sweden, Switzerland and the United States.

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S&P Global Healthcare Sector Index

NUMBER OF COMPONENTS: approximately 73

Index Description. The Standard & Poor's Global Healthcare Sector Index is designed to measure the performance of companies that S&P deems to be part of the healthcare sector of the economy and that S&P believes are important to global markets. The market capitalization of index constituent companies is adjusted to reflect only those shares that are available to foreign investors. The S&P Global Healthcare Sector Index is a subset of the S&P Global 1200 Index. The base value for the Underlying Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. Currently, the Index is comprised of stocks of companies in the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Great Britain, Japan, Switzerland and the United States.

S&P Global Information Technology Sector Index

NUMBER OF COMPONENTS: approximately 139

Index Description. The Standard & Poor's Global Information Technology Sector Index is designed to measure the performance of companies S&P deems to be part of the technology sector of the economy and that S&P believes are important to global markets. The market capitalization of index constituent companies is adjusted to reflect only those shares that are available to foreign investors. The S&P Global Information Technology Sector Index is a subset of the S&P Global 1200 Index. The base value for the Underlying Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of May 31, 2002, the Index was comprised of stocks of companies in the following countries: Canada, Finland, France, Germany, Great Britain, Japan, Korea, Netherlands, Singapore, Spain, Sweden, Taiwan and the United States.

S&P Global Telecommunications Sector Index

NUMBER OF COMPONENTS: approximately 52

Index Description. The Standard & Poor's Global Telecommunications Sector Index is designed to measure the performance of companies that S&P deems to be part of the telecommunications sector of the economy and that S&P believes are important to global markets. The market capitalization of index constituent companies is adjusted to reflect only those shares that are available to foreign investors. The S&P Global Telecommunications Sector Index is a subset of the S&P Global 1200 Index. The base value for the Underlying Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of May 31, 2002, the Index was comprised of stocks of companies in the following countries: Argentina, Australia, Brazil, Canada, Denmark, Finland, France, Germany, Great Britain, Hong Kong, Italy, Japan, Mexico, Netherlands, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland and the United States.

S&P Europe 350 Index

NUMBER OF COMPONENTS: 350

Index Description. The Standard & Poor's Europe 350 Index measures the performance of equities in the continental European region, made up of fifteen markets: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States. The index is a capitalization-weighted index of 350 stocks providing geographic and economic diversity over S&P's ten market sectors, each chosen for market size, liquidity and industry group representation. The market capitalization of index constituent companies is adjusted to reflect only those shares which are available to foreign investors. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

S&P Latin America 40 Index

NUMBER OF COMPONENTS: 40

Index Description. The S&P Latin America 40 Index is comprised of highly liquid securities from major economic sectors of the Mexican and South American equity markets. Companies from Mexico, Brazil, Argentina, and Chile are represented in the index. The Fund may invest in American Depository Receipts ("ADRS") instead of directly holding stocks. The benchmark is

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constructed with the addition of a float-adjustment factor. The size of its region mirrors its regional investable equity universe sector weights, based on adjusted market capitalization.

S&P/TOPIX 150 Index

NUMBER OF COMPONENTS: 150

Index Description. The S&P/TOPIX 150 Index includes 150 highly liquid securities selected from each major sector of the Tokyo market. The benchmark is constructed with the addition of a float-adjustment factor. The Index includes 70% of the market value of the Japanese equity market.

The Dow Jones Indices Generally

COMPONENT SELECTION CRITERIA. The Dow Jones Indices are reconstituted quarterly to reflect changes in the marketplace. All companies listed on a U.S. exchange or the NASDAQ are considered for inclusion in the indices with the following rules and exceptions. Stocks must have a minimum trade history of 6 months on the rebalancing date to be eligible for inclusion. All foreign issues including ADRs and GDRs are eliminated from the universe, as well as all non-common equity issues such as preferred stocks, convertible notes, warrants, rights, closed-end funds, trust receipts, limited liabilities companies, royalty trusts, units, limited partnerships, over-the-counter bulletin boards and pink sheet stocks. Also deleted from the universe are all companies that are at least 75% owned by another company and stocks with more than 10 non-trading days in a quarter. After component selection, stocks are weighted by their available market capitalization, which is calculated by multiplying the primary market closing price by the adjusted shares. The remaining universe is ranked by decreasing total market capitalization with cumulative percentages and broken into three groups. The Large Cap Index represents the top 70% of the cumulative market value of the U.S. equity universe, the Mid Cap Index represents the next 20% of the universe, and the Small Cap Index represents half of the remaining 10% of the equity universe. Combined, the Total Market Index represents 95% of the U.S. equity universe.

ISSUE CHANGES. Changes to the indices are reflective of changes made to each of the sub-indices that it represents. Each index is reviewed and rebalanced quarterly to maintain accurate representation of each segment. Securities that leave the index between reconstitution dates are not replaced. Thus, the number of securities in the indices over the quarter will fluctuate according to corporate activity. When a stock is acquired, delisted, or moves to the pink sheets or OTC bulletin boards, the stock is deleted from the index. The only additions between quarterly rebalancing are as a result of spin-offs.

INDEX MAINTENANCE. Maintaining the Dow Jones Indices includes monitoring and completing the adjustments for the company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs. The divisor is adjusted for all changes in company market value to leave the value of the relevant index unaffected. All divisor adjustments are made after the close of trading and after the calculation of the closing value of the applicable index. Each component is limited to a maximum market capitalization of 25% of the index weight, and sum of the weights of all issues greater than 5% of the index is limited to 50% of the index total. If components fail either rule, their market capitalization will be reduced to meet the set guidelines.

INDEX AVAILABILITY. The Dow Jones Indices are calculated continuously and are available from major data vendors.

Dow Jones U.S. Total Market Index

NUMBER OF COMPONENTS: approximately 1,645

Index Description. The Dow Jones Total Market Index measures the performance of the U.S. equity broad markets. It serves as the underlying index in the Dow Jones U.S. Large-Cap Index, Dow Jones U.S. Mid-Cap Index, Dow Jones U.S. Small-Cap Index and the Dow Jones U.S. sector indices. The Dow Jones U.S. Total Market Index is a capitalization-weighted index, so the impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Total Market Index represents 95% of the market capitalization of listed U.S. equities.

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Dow Jones U.S. Basic Materials Sector Index

NUMBER OF COMPONENTS: approximately 64

Index Description. The Dow Jones U.S. Basic Materials Sector Index measures the performance of the basic materials economic sector of the U.S. equity market. The index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Basic Materials Sector Index is capitalization-weighted and includes only companies in the Basic Materials sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Basic Materials Sector Index represents approximately 2.1% of the market capitalization of listed U.S. equities.

Dow Jones U.S. Consumer Cyclical Sector Index

NUMBER OF COMPONENTS: approximately 265

Index Description. The Dow Jones U.S. Consumer Cyclical Sector Index measures the performance of the consumer cyclical economic sector of the U.S. equity market. The index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Consumer Cyclical Sector Index is capitalization-weighted and includes only companies in the Consumer Cyclical sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Consumer Cyclical Sector Index represents approximately 13.3% of the market capitalization of listed U.S. equities.

Dow Jones U.S. Consumer Non-Cyclical Sector Index

NUMBER OF COMPONENTS: approximately 96

Index Description. The Dow Jones U.S. Non-Cyclical Sector Index measures the performance of the non-cyclical economic sector of the U.S. equity market. The index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Non-Cyclical Sector Index is capitalization-weighted and includes only companies in the Non-Cyclical sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Non-Cyclical Sector Index represents approximately 6.4% of the market capitalization of listed U.S. equities.

Dow Jones U.S. Energy Sector Index

NUMBER OF COMPONENTS: approximately 79

Index Description. The Dow Jones U.S. Energy Sector Index measures the performance of the energy economic sector of the U.S. equity market. The Dow Jones U.S. Energy Sector Index is a subset of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Energy Sector Index represents approximately 6.2% of the market capitalization of listed U.S. equities.

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Dow Jones U.S. Financial Sector Index

NUMBER OF COMPONENTS: approximately 282

Index Description. The Dow Jones U.S. Financial Sector Index measures the performance of the financial economic sector of the U.S. equity market. The index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Financial Sector Index is capitalization-weighted and includes only companies in the financial sector of the Dow Jones U.S. Total Market Index. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Financial Sector Index represents approximately 17.4% of the market capitalization of listed U.S. equities.

Dow Jones U.S. Healthcare Sector Index

NUMBER OF COMPONENTS: approximately 183

Index Description. The Dow Jones U.S. Healthcare Sector Index measures the performance of the Healthcare economic sector of the U.S. equity market. This Dow Jones U.S. Healthcare Sector Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Healthcare Sector Index is capitalization-weighted and includes only companies in the Healthcare Sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Healthcare Sector Index represents approximately 12.4% of the market capitalization of listed U.S. equities.

Dow Jones U.S. Industrial Sector Index

NUMBER OF COMPONENTS: approximately 254

Index Description. The Dow Jones U.S. Industrial Sector Index measures the performance of the Industrial economic sector of the U.S. equity market. The Dow Jones U.S. Industrial Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Industrial Sector Index is capitalization-weighted and includes only companies in the Industrial sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Industrial Sector Index represents approximately 12.2% of the market capitalization of listed U.S. equities.

Dow Jones U.S. Technology Sector Index

NUMBER OF COMPONENTS: approximately 316

Index Description. The Dow Jones U.S. Technology Sector Index measures the performance of the Technology economic sector of the U.S. equity market. The Dow Jones U.S. Technology Sector Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Technology Index is capitalization-weighted and includes only companies in the Technology sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Technology Sector Index represents approximately 16.3% of the market capitalization of listed U.S. equities.

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Dow Jones U.S. Telecommunications Sector Index

NUMBER OF COMPONENTS: approximately 29

Index Description. The Dow Jones U.S. Telecommunications Sector Index measures the performance of the Telecommunications economic sector of the U.S. equity market. The Dow Jones U.S. Telecommunications Sector Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Telecommunications Sector Index is capitalization-weighted and includes only companies in the Telecommunications sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Telecommunications Sector Index represents approximately 5% of the market capitalization of listed U.S. equities.

Dow Jones U.S. Utilities Sector Index

NUMBER OF COMPONENTS: approximately 77

Index Description. The Dow Jones U.S. Utilities Sector Index measures the performance of the utilities economic sector of the U.S. equity market. The Dow Jones U.S. Utilities Sector Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Utilities Sector Index is capitalization-weighted and includes only companies in the Utilities sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Utilities Sector Index represents approximately 3.4% of the market capitalization of listed U.S. equities.

Dow Jones U.S. Financial Services Index

NUMBER OF COMPONENTS: approximately 156

Index Description. The Dow Jones U.S. Financial Services Index measures the performance of the financial services industry segment of the U.S. equity market. The index is a subset of the Dow Jones U.S. Financial Index. The Dow Jones U.S. Financial Services Index is capitalization-weighted and includes only companies in the Banks, Savings & Loans, Securities Brokerage and Financial Services sectors of the Dow Jones U.S. Financial Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Financial Services Index represents approximately 13.3% of the market capitalization of listed U.S. equities.

Dow Jones U.S. Real Estate Index

NUMBER OF COMPONENTS: approximately 67

Index Description. The Dow Jones U.S. Real Estate Index measures the performance of the Real Estate industry of the U.S. equity market. The Dow Jones U.S. Real Estate Index is a subset of the Dow Jones U.S. Financial Index. The Dow Jones U.S. Real Estate Index is capitalization-weighted and includes only companies in the Real Estate industry of the Dow Jones U.S. Financial Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Real Estate Index represents approximately 1% of the market capitalization of listed U.S. equities.

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The Russell Indices Generally

COMPONENT SELECTION CRITERIA. The Russell Indices are reconstituted annually on June 30 (or the last business day of June), to reflect changes in the marketplace. The starting universe for the Russell 3000 Index, all U.S. exchange and OTC listed companies, is ranked by decreasing total market capitalization. The Russell 2000 Index and the Russell 1000 Index are subsets of the Russell 3000 Index. All companies listed on a U.S. exchange or the OTC are considered for inclusion in the indices with the following rules and exceptions. Stocks must trade at or above $1.00 on May 31 to be eligible for inclusion. Only one class of security is allowed into the indices, however, special cases may exist if it is determined that each class acts independent of the other. Stocks domiciled in other countries are excluded. Also excluded are preferred and convertible preferred stock, participating preferred stock, redeemable shares, warrants and rights, trust receipts, royalty trusts, limited liability companies, OTC bulletin boards and pink sheet stocks, mutual funds, limited partnerships, and foreign stocks. After component selection, stocks are weighted by their available market capitalization, which is calculated by multiplying the composite closing price by the adjusted shares. The purpose of this adjustment is to exclude the capitalization that is not available for purchase and is not part of the investing opportunity set.

ISSUE CHANGES. Securities that leave the Russell Indices between reconstitution dates are not replaced. Thus, the number of securities in the indices over the year will fluctuate according to corporate activity. When a stock is acquired, delisted, or moves to the pink sheets or OTC bulletin boards, the stock is deleted from the relevant indices. When acquisitions or mergers take place, the stock's capitalization moves to the acquiring stock, hence, mergers have no effect on index total capitalization if the acquiring stock is part of the index. The only additions between reconstitution dates are as a result of spin-offs.

INDEX MAINTENANCE. Maintaining the Russell Indices includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs. In addition, significant float adjustments due to corporate actions are made month-end. The divisor is adjusted for all changes in company market value to leave the value of the indices unaffected. All divisor adjustments are made after the close of trading and after the calculation of the closing value of the Russell Indices.

INDEX AVAILABILITY. The Russell Indices are calculated continuously and are available from major data vendors.

Russell 3000 Index

NUMBER OF COMPONENTS: approximately 2,838

Index Description. The Russell 3000 Index measures the performance of the U.S. equity broad market. It serves as the underlying index for Russell 3000 Growth and Value series and the Russell 1000 and Russell 2000 Indices, as well as each respective Growth and Value series. It is a capitalization-weighted index of the 3000 largest companies domiciled in the U.S. and its territories. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 3000 Index represents approximately 98% of the market capitalization of listed U.S. equities.

Russell 3000 Growth Index

NUMBER OF COMPONENTS: approximately 1,758

Index Description. The Russell 3000 Growth Index measures the growth sector of the U.S. equity broad market. It is a subset of the Russell 3000 Index. It is capitalization-weighted index and consisting of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth and represents approximately 46% of the total market capitalization of the Russell 3000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 3000 Growth Index represents approximately 43% of the market capitalization of listed U.S. equities.

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Russell 3000 Value Index

NUMBER OF COMPONENTS: approximately 1,931

Index Description. The Russell 3000 Value Index measures the value sector of the broad U.S. equity market. It is a subset of the Russell 3000 Index. It is a capitalization-weighted index consisting of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth and represents approximately 54% of the total market capitalization of the Russell 3000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 3000 Value Index represents approximately 43% of the market capitalization of listed U.S. equities.

Russell 2000 Index

NUMBER OF COMPONENTS: approximately 1,885

Index Description. The Russell 2000 Index measures the small-capitalization sector of the U.S. equity market. It is a subset of the Russell 3000 Index and serves as the underlying index for the Russell 2000 Growth and Value index series. It is a capitalization-weighted index consisting of the 2000 smallest companies in the Russell 3000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 2000 Index represents approximately 11% of the market capitalization of listed U.S. equities.

Russell 2000 Growth Index

NUMBER OF COMPONENTS: approximately 1,221

Index Description. The Russell 2000 Growth Index measures the small-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 2000 Index. It is a capitalization-weighted index consisting of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth and represents approximately 44% of the total market capitalization of the Russell 2000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 2000 Growth Index represents approximately 3% of the market capitalization of listed U.S. equities.

Russell 2000 Value Index

NUMBER OF COMPONENTS: approximately 1,246

Index Description. The Russell 2000 Value Index measures the small-capitalization value sector of the U.S. equity market. It is a subset of the Russell 2000 Index. It is a capitalization-weighted index consisting of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth and represents approximately 56% of the total market capitalization of the Russell 2000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 2000 Value Index represents approximately 3% of the market capitalization of listed U.S. equities.

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Russell 1000 Index

NUMBER OF COMPONENTS: approximately 953

Index Description. The Russell 1000 Index measures the performance of the large-capitalization sector of the U.S. equity market. It is a subset of the Russell 3000 Index and serves as the underlying index for the Russell 1000 Growth and Value Indices, and the Russell Top 200 and MidCap series. It is a capitalization-weighted index consisting of the 1000 largest companies in the Russell 3000. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 1000 Index represents approximately 92% of the market capitalization of listed U.S. equities.

Russell 1000 Growth Index

NUMBER OF COMPONENTS: approximately 537

Index Description. The Russell 1000 Growth Index measures the large-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 1000 Index. It is a capitalization-weighted index consisting of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth and represents approximately 47% of the total market capitalization of the Russell 1000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 1000 Growth Index represents approximately 40% of the market capitalization of listed U.S. equities.

Russell 1000 Value Index

NUMBER OF COMPONENTS: approximately 685

Index Description. The Russell 1000 Value Index measures the large-capitalization value sector of the U.S. equity market. It is a subset of the Russell 1000 Index. It is a capitalization-weighted index consisting of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth and represents approximately 53% of the total market capitalization of the Russell 1000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 1000 Value Index represents approximately 40% of the market capitalization of listed U.S. equities.

Russell Midcap Index

NUMBER OF COMPONENTS: approximately 758

Index Description. The Russell Midcap Index is a capitalization-weighted index consisting of approximately the 782 smallest companies in the Russell 1000 Index. As in all Russell indexes, component companies are adjusted for available float -- weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell MidCap Index represents approximately 19% of the market capitalization of listed U.S. equities and is a widely used benchmark of the U.S. mid cap equity market.

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Russell Midcap Growth Index

NUMBER OF COMPONENTS: approximately 409

Index Description. The Russell Midcap Growth Index is a capitalization-weighted index that measures the performance of the mid-capitalization growth sector of the U.S. equity market. It is a subset of the Russell Midcap Index, representing approximately 34% of the total market capitalization of the Russell Midcap Index. The Index measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth. As in all Russell indexes, component companies are adjusted for available float -- weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Russell Midcap Value Index

NUMBER OF COMPONENTS: approximately 551

Index Description. The Russell Midcap Value Index is a capitalization-weighted index that measures the performance of the mid-capitalization value sector of the U.S. equity market. It is a subset of the Russell Midcap Index, representing approximately 66% of the total market capitalization of the Russell Midcap Index. The Index measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth. As in all Russell indexes, component companies are adjusted for available float -- weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

The Cohen & Steers Realty Majors Index Generally

COMPONENT SELECTION CRITERIA. An investment committee determines the constituents of the Index. The universe of REITs is first screened for market capitalization and liquidity requirements. To be eligible for inclusion, a REIT must have a minimum market capitalization of $500 million and a minimum of 600,000 shares traded per month. The Index is composed only of core property types: office, industrial, apartments and retail. The investment committee determines the final 30 constituents based on a rigorous review process. Criteria for inclusion include: the quality of the portfolio of property, sector and geographic diversification, strong management, sound capital structure and a dominant position within a property sector.

Once the final list of constituent REITS has been determined, constituent REITs are ranked according to their respective market capitalization. Each constituent REIT that has an index weight greater than 8% will have its weight adjusted downwards until it equals 8%. The weight of the remaining constituent REITs will be increased proportionately until the aggregate of all weights equals 100%. As a result, constituents will be large and liquid without any one issue dominating the index.

ISSUE CHANGES. The Index will be rebalanced quarterly. The weighting for each constituent will be updated and adjustments will be made if any constituent has a weighting over 8%. The companies will be reviewed for size and liquidity. A REIT will be removed from the Index if its market capitalization has fallen below $400 million or if the monthly trading volume has fallen below 500,000 shares per month. In order to prevent excessive turnover, the size and liquidity requirements are not as stringent during rebalancings as they are for initial inclusion.

Between rebalancing dates, mergers or bankruptcy may result in a deletion or weighting increase. Weighting increases must be greater than 5% and will be adjusted downwards if it results in the REIT's weight becoming greater than 8%. In the case of a deletion, the investment committee will select a replacement company to ensure 30 constituents at all times.

INDEX MAINTENANCE. Maintaining the Index includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spinoffs. The Index is a total return index and therefore reflects the reinvestment of dividends. The Index is calculated by the AMEX and distributed real time.

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INDEX AVAILABILITY. The Cohen & Steers Realty Majors Index is calculated and broadcast every 15 seconds over the Consolidated Tape Association's Network B under the ticker "RMP." This information is distributed by financial data vendors such as Bloomberg.

Cohen & Steers Realty Majors Index

NUMBER OF COMPONENTS: 30

Index Description. The Cohen & Steers Realty Majors Index consists of selected Real Estate Investment Trusts ("REITs"). The objective of the Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. Within the REIT market, the Index is diversified across property sectors that represent the current market. The Index is modified capitalization-weighted with constituent companies having a maximum index weight of 8%.

The Nasdaq Biotechnology Index Generally

COMPONENT SELECTION CRITERIA. To be eligible for inclusion in the Index, a common type security must be traded on The Nasdaq Stock Market and meet the following criteria:

..  the company must be primarily engaged in using biomedical research for the discovery or development of novel treatments or cures for human disease;
..  the security must be traded on the Nasdaq National Market;
..  the security must have a market capitalization of at least $200 million;
..  the security must have a price of at least $10;
..  the security must have an average daily trading volume of at least 100,000 shares;
.. the security must have "seasoned" on the Nasdaq Stock Market or another recognized market for at least 6 months; in the case of spin-offs, the operating history of the spin-off will be considered;
..  the security may not be issued by an issuer currently in bankruptcy proceedings; and
.. a security may not be added to the index if it has entered into a definitive agreement or other arrangement which would result in the security no longer being listed on the Nasdaq Stock Market within the next six months.

ISSUE CHANGES. The index will be subject to reexamination on a quarterly basis. The weights of index components will be rebalanced if one or more of the following are not met: (1) the weight of the single largest company cannot exceed 25.0% and (2) the collective weight of those index securities whose individual current weights are in excess of 5.0%, when added together, must be less than or equal to 50.0%. If either one or both of these weight distribution requirements are not met upon quarterly review, a weight rebalancing will be performed in accordance with the following plan. First, relating to weight distribution requirement (1) above, if the current weight of the single largest Index Security exceeds 25.0%, then the weights of all Large Stocks will be scaled down proportionately towards 1.0% by enough for the adjusted weight of the single largest Index Security to be set to 20.0%. Second, relating to weight distribution requirement (2) above, for those Index Securities whose individual current weights or adjusted weights in accordance with the preceding step are in excess of 5.0%, if their "collective weight" exceeds 50.0%, then the weights of all Large Stocks will be scaled down proportionately towards 1.0% by just enough for the "collective weight," so adjusted, to be set to 40.0%.

SEMI-ANNUAL RANKING REVIEW. The Index Securities are evaluated semi-annually based on market data. Companies currently within the Index must meet the maintenance criteria of $100 million in marker capitalization, a $7.50 price and 50,000 shares average daily trading volume. Index securities not meeting the maintenance criteria are maintained in the Index provided that such security met the maintenance criteria in the previous ranking. Securities not meeting the maintenance criteria for two consecutive rankings are removed. Changes will occur after the close of trading on the third Friday in May and November using end of March and September price data and end of April and October publicly available total shares outstanding data.

INDEX MAINTENANCE. Companies in the Index are monitored every day by Nasdaq, with respect to changes in total shares outstanding arising from secondary offerings, stock repurchases, conversions or other corporate actions. If the change in total shares outstanding arising from such corporate action is greater than or equal to 5.0%, such change is ordinarily made to the Index on the evening prior to the effective date of such corporate action or as soon as practical thereafter. Otherwise, if the change in total shares outstanding is less than 5%, then all such changes are accumulated and made effective at one time on a quarterly basis

iShares Creation and Redemption of Creation Unit Aggregations            page 25
after the close of trading on the third Friday in each of March, June, September and December. In either case, the Index share weights for such Index Securities are adjusted by the same percentage amount by which the total shares outstanding have changed in such Index Securities. Ordinarily, whenever there is a change in Index share weights or a change in a component security included in the Index, Nasdaq adjusts the divisor to assure that there is no discontinuity in the value of the Index, which might otherwise be caused by any such change.

INDEX AVAILABILITY. The Nasdaq Biotechnology Index is calculated continuously and widely disseminated to major data vendors.

Nasdaq Biotechnology Index

NUMBER OF COMPONENTS: 76

Index Description. The Nasdaq Biotechnology Index contains companies primarily engaged in biomedical research for the discovery or development of new treatments or cures for human disease. The Index is one of eight sub-indices of the Nasdaq Composite Index, which measures all common stocks listed on The Nasdaq Stock Market. The Index is modified market-value weighted, and is subject to rebalancing to ensure that the relative weightings of the index components meet requirements for a diversified portfolio. The market value, the last sale price multiplied by index share weights, is calculated throughout the trading day, and is related to the total value of the Index. On November 1, 1993, the Biotechnology Index began with a base of 200.00.

The Goldman Sachs Indices Generally

COMPONENT SELECTION CRITERIA. The starting universe for eligible constituents of the Goldman Sachs Sector Index are companies classified by the Goldman Sachs Investment research department as belonging to a Goldman Sachs Sector Index industry or sector. These decisions are based on the Goldman Sachs Investment Research Sector and Industry Classified System as supplemented by the Bloomberg Classification, Standard Industrial Classification and Russell Industry Classification. The stock of each constituent company must trade on either the NYSE, the AMEX or on the Nasdaq. Foreign companies with common shares listed on such exchanges are also eligible for inclusion in a Goldman Sachs Sector Index. Certain ADRs that have been a traditional part of the portfolios of U.S. institutional investors are also eligible. Limited Partnerships, and closed-end funds are excluded. The total market capitalization of a stock eligible for inclusion must be equal or greater than the market capitalization limit as of the most recent rebalancing. Companies with float (i.e., holdings in excess of 10% by an individual, corporation or family trust) below 20% are not eligible. The annualized turnover of company shares on the relevant exchange(s) must be 30% or more to further ensure adequate liquidity.

The index is initially capitalization weighted, based on the following formula: number of outstanding shares of a constituent multiplied by its share price as of the index's inception or rebalancing date. Weights are then modified so that none exceeds a predetermined limit. If the combined weight of all the constituents with an index weight greater than 5% in a sector index exceeds 50%, the largest stocks in the sector will be capped using a sliding scale until the combined weight is less than 50%.

ISSUE CHANGES. The Goldman Sachs Sector Indices are rebalanced semiannually on the third Friday of June and December. The total market capitalization for stocks to be added to the index must be equal to or greater than the capitalization limit at inception of the index or as of the most recent semiannual rebalancing date. A company's total market capitalization shall be based on the number of its outstanding shares and its closing price on its primary exchange as of inception or the rebalancing date. The market capitalization limit for each index will be determined at index inception and will be periodically revised to reflect changes in market levels. Index constituents with capitalization below 50% of the limit as of a rebalancing date or that fail to meet certain float and share turnover requirements shall be removed after the close on the effective date of the rebalancing. Changes to a company's shares outstanding that are greater than 5% will be applied to the index when they are effective on a best-efforts basis. Changes that are less than 5% will be applied to the index at next regularly scheduled rebalancing.

INDEX MAINTENANCE. Each index is adjusted to reflect company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructurings and spin-offs. For changes of 5% or more in a company's number of shares outstanding that result from a merger, acquisition or spin-off, the index is adjusted upon the close of the consummation of such transaction on a best-efforts basis. For share changes of 5% or more that result from the issuance or repurchase or common shares, the index is adjusted upon the confirmation of such issuance or repurchase on a best-efforts basis. If a constituent company spins off a company, the parent and the spin-off will each remain in the index as long as they each satisfy the

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component selection criteria described above, except with respect to the 30% turnover requirement. In the event that a constituent company files for bankruptcy, its stock will be removed from the index effective the close of that date.

INDEX AVAILABILITY. The Goldman Sachs Indices are calculated continuously and are available from major data vendors.

Goldman Sachs Natural Resources Sector Index

NUMBER OF COMPONENTS: approximately 110

Index Description. The Goldman Sachs Natural Resources Sector Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded natural resource-related stocks. The Index includes companies in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations. It is a modified capitalization-weighted index: the constituent stocks are weighted according to the total market value of their outstanding shares, except that no constituent is weighted in excess of a predetermined limit and the combined weight of the nine largest constituents cannot exceed 45% at rebalancing. In this way, the impact of a component's price change on the Index is generally proportional to the issue's total market value, but no one stock will dominate the index. The Index value is calculated by summing up the weight-adjusted market capitalizations for all constituent stocks and dividing that sum by a predetermined base value. The value of the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

Goldman Sachs Technology Sector Index

NUMBER OF COMPONENTS: approximately 216

Index Description. The Goldman Sachs Technology Sector Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded technology-related stocks. The Index includes companies that are: producers of sophisticated computer-related devices, electronics networking and Internet services; producers of computer and Internet software; consultants for information technology; and providers of computer services. It is a modified capitalization-weighted index. In a modified capitalization index, the weightings of large issuers is capped in order to reduce the impact of a small number of large capitalization stocks. The constituent stocks in this index are weighted according to the total market value of their outstanding shares, except that no constituent is weighted in excess of a predetermined limit and stocks with a weight greater than 5% in the index cannot exceed 50% of the index. In this way, the impact of a component's price change on the Index is generally proportional to the issue's total market value. The Index value is calculated by summing up the weight-adjusted market capitalizations for all constituent stocks and dividing that sum by a predetermined base value. The index was introduced in July 1998 with a base value of 100 as of April 30, 1998 and a capitalization weighting limit of 7.5% as of the most recent rebalancing date. The value of the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

The Goldman Sachs Technology Industry Subsector Indices Generally

COMPONENT SELECTION CRITERIA. The starting universe for eligible constituents of the Goldman Sachs Subsector indices are companies classified by the Goldman Sachs Investment Research department as belonging to a Goldman Sachs Investment Research Sector Industry Classification System. These decisions are based on the Goldman Sachs Investment Research Sector and Industry Classified System as supplemented by the Bloomberg Classification, Standard Industrial Classification and Russell Industry Classification. The stock of each constituent company must trade on either the NYSE, the AMEX or on Nasdaq. Foreign companies with common shares listed on such exchanges are also eligible for inclusion in a Goldman Sachs Technology Indices. Limited Partnerships and closed-end funds are excluded. The total market capitalization of a stock eligible for inclusion must be equal or greater than the market capitalization limit as of the most recent rebalancing. Companies with float below 20% are not eligible. A company's float shall reflect all adjustments to a company's actual shares outstanding to account for holding in excess of 10% by an individual, corporation or family trust. The annualized turnover of company shares on the relevant exchange(s) must be 30% or more to further ensure adequate liquidity.

Each index is initially capitalization weighted, based on the following formula: number of outstanding shares of a constituent multiplied by its share price as of the index's inception or rebalancing date. Weights are then modified so that none exceeds a predetermined limit of 8.5%.

ISSUE CHANGES. The Goldman Sachs Technology Industry Sector Indices are rebalanced semiannually on the third Friday of June and December. The total market capitalization for stocks to be added to the index must be equal to or greater than the

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capitalization limit at inception of the index or as of the most recent semiannual rebalancing date. A company's total market capitalization shall be based on the number of its outstanding shares and its closing price on its primary exchange as of inception or the rebalancing date. The market capitalization limit for each index will be determined at index inception and will be periodically revised to reflect changes in market levels. Index constituents with capitalization below 50% of the limit, less than 10% float or less than 15% annualized share turnover as of a rebalancing date shall be removed after the close on the effective date of the rebalancing. Changes to a company's shares outstanding that are greater than 5% will be applied to the index when they are effective on a best-efforts basis. Changes that are less than 5% will be applied to the index at next regularly scheduled rebalancing.

INDEX MAINTENANCE. Each index is adjusted to reflect company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructurings and spin-offs. For changes of 5% or more in a company's number of shares outstanding that result from a merger, acquisition or spin-off, the index is adjusted upon the close of the consummation of such transaction on a best-efforts basis. For share changes of 5% or more that result from the issuance or repurchase or common shares, the index is adjusted upon the confirmation of such issuance or repurchase on a best-efforts basis. If a constituent company spins off a company, the parent and the spin-off will each remain in the index as long as they each satisfy the component selection criteria described above, except with respect to the 30% turnover requirement. In the event that a constituent company files for bankruptcy, its stock will be removed from the index effective at the close of that date.

INDEX AVAILABILITY. The Goldman Sachs Technology Industry Sector Indices are calculated continuously and are available from major data vendors.

Goldman Sachs Technology Industry Multimedia Networking Index

NUMBER OF COMPONENTS: approximately 31

Index Description. The Goldman Sachs Technology Industry Multimedia Networking Index has been developed by Goldman Sachs as an equity benchmark for multimedia networking stocks. The Index includes companies that are: producers of telecom equipment, data networking and wireless equipment. The stocks are selected from a universe of technology stocks as categorized by the GSTI. The Goldman Sachs Technology Industry Multimedia Networking Index is designed to minimize turnover by; semi-annual rebalancing, open number of companies, high level for entry, low level for removal, and bias toward leaving a stock in unless there is a strong argument for removal. Additionally, to reflect mutual fund restrictions on stock weights, constituents are modified-cap weighted such that each stock is no more than 8.5% of the index at the time of rebalancing. The index was introduced in April 1996 with a base value of 100.

Goldman Sachs Technology Industry Semiconductor Index

NUMBER OF COMPONENTS: approximately 52

Index Description. The Goldman Sachs Technology Industry Semiconductor Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded semiconductor stocks. The Index includes companies that are producers of capital equipment or manufacturers of wafer and chips. The stocks are selected from a universe of technology stocks as categorized by the GSTI. The Goldman Sachs Technology Industry Semiconductor Index is designed to minimize turnover by; semi-annual rebalancing, open number of companies, high level for entry, low level for removal, and bias toward leaving a stock in unless there is a strong argument for removal. Additionally, to reflect mutual fund restrictions on stock weights, constituents are modified-cap weighted such that each stock is no more than 8.5% of the index at the time of rebalancing. The index was introduced in April 1996 with a base value of 100.

Goldman Sachs Technology Industry Software Index

NUMBER OF COMPONENTS: approximately 43

Index Description. The Goldman Sachs Technology Industry Software Index has been developed by Goldman Sachs as an equity benchmark for U.S.-traded software-related stocks. The Index includes companies that are: producers of client/server, enterprise software, Internet software, PC and entertainment software. The stocks are selected from a universe of technology stocks as categorized by the GSTI. The Goldman Sachs Technology Industry Software Index is designed to minimize turnover by; semi-annual rebalancing, open number of companies, high level for entry, low level for removal, and bias toward leaving a stock in unless there is a strong argument for removal. Additionally, to reflect index mutual fund restrictions on stock weights,

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constituents are modified-cap weighted such that each stock is no more than 8.5% of the index at the time of rebalancing. The index was introduced in April 1996 with a base value of 100.

The MSCI Indices Generally

IN GENERAL. The MSCI Indices were founded in 1969 by Capital International S.A. as the first international performance benchmarks constructed to facilitate accurate comparison of world markets. Morgan Stanley acquired rights to the Indices in 1986. In November 1998, Morgan Stanley transferred all rights to the MSCI Indices to Morgan Stanley Capital International Inc. ("MSCI"), a Delaware corporation of which MSDW is the majority owner. The MSCI Indices have covered the world's developed markets since 1969, and in 1988, MSCI commenced coverage of the emerging markets.

Although local stock exchanges have traditionally calculated their own indices, these are generally not comparable with one another, due to differences in the representation of the local market, mathematical formulas, base dates and methods of adjusting for capital changes. MSCI applies the same criteria and calculation methodology across all markets for all indices, developed and emerging.

MSCI Indices are notable for the depth and breadth of their coverage. MSCI generally seeks to have 85% of the free float-adjusted market capitalization of a country's stock market reflected in the MSCI Index for such country. On May 19, 2001, MSCI published index constituents and their Inclusion Factors based on the enhanced methodology. They began calculating a provisional index series on May 31, 2001. In the first phase, effective as of the close of November 30, 2001, MSCI implemented approximately half of the change resulting from the free float adjustment for all existing index constituents and, simultaneously, included all the new constituents resulting from the increase in coverage to 85% at approximately half of their free float-adjusted market capitalization. The remaining adjustments to fully implement the enhanced methodology took place in the second phase, effective as of the close of May 31, 2002. Given trends such as increased market concentration, the increase in coverage provided greater diversification and representation of market opportunities. The MSCI Indices seek to balance the inclusiveness of an "all share" index against the replicability of a "blue chip" index.

Weighting. All single-country MSCI Indices are free-float weighted, i.e., companies are included in the indices at the value of their free public float (free float, multiplied by price). MSCI defines "free float" as total shares excluding shares held by strategic investors such as governments, corporations, controlling shareholders and management, and shares subject to foreign ownership restrictions.

MSCI calculates two indices in some countries in order to address the issue of restrictions on foreign ownership in such countries. The additional indices are called "free" indices, and they exclude companies and share classes not purchasable by foreigners. Free indices are currently calculated for regional and international indices which include such markets.

Regional Weights. Market capitalization weighting, combined with a consistent target of 85% of free float-adjusted market capitalization, helps ensure that each country's weight in regional and international indices approximates its weight in the total universe of developing and emerging markets. Maintaining consistent policy among MSCI developed and emerging market indices is also critical to the calculation of certain combined developed and emerging market indices published by MSCI.

Selection Criteria

To construct relevant and accurate equity indices for the global institutional investor under the Enhanced Methodology, MSCI undertakes an index construction process, which involves: (i) Defining the equity universe, (ii) Adjusting the total market capitalization of all securities in the universe for free float available to foreign investors. (iii) Classifying the universe of securities under the Global Industry Classification Standard (GICS) and (iv) Selecting securities for inclusion according to MSCI's index construction rules and guidelines.

Defining the Universe. The index construction process starts at the country level, with the identification of the universe of investment opportunities. Currently, MSCI creates equity indices for 51 country markets globally. MSCI classifies each company and its securities in one and only one country. This allows securities to be sorted distinctly by their respective countries. In general, companies and their respective securities are classified as belonging to the country in which they are incorporated. All listed equity securities, or listed securities that exhibit characteristics of equity securities, except investment trusts, mutual funds and equity derivatives, are eligible for inclusion in the universe. Shares of non-domiciled companies generally are not eligible for inclusion in the universe. About 99% of the world's total equity market capitalization is included in the MSCI universe.

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Adjusting the Total Market Capitalization of Securities in the Universe for Free Float. After identifying the universe of securities, MSCI calculates the free float-adjusted market capitalization of each security in that universe. The process of free float adjusting market capitalization involves (i) Defining and estimating the free float available to foreign investors for each security, using MSCI's definition of free float (ii) Assigning a free float-adjustment factor to each security and (iii) Calculating the free float-adjusted market capitalization of each security.

Classifying Securities Under the Global Industry Classification Standard (GICS). In addition to the free float-adjustment of market capitalization, all securities in the universe are assigned to the industry that best describes their business activities. To this end, MSCI has designed, in conjunction with Standard & Poor's, the Global Industry Classification Standard (GICS). This comprehensive classification scheme provides a universal approach to industries worldwide and forms the basis for achieving MSCI's objective of reflecting broad and fair industry representation in its indices.

Selecting Securities for Index Inclusion. In order to ensure a broad and fair representation in the indices of the diversity of business activities in the universe, MSCI follows a "bottom-up" approach to index construction, building indices from the industry group level up. The bottom-up approach to index construction requires a thorough analysis and understanding of the characteristics of the universe. This analysis drives the individual security selection decisions, which aim to reflect the overall features of the universe in the country index. MSCI targets an 85% free float-adjusted market representation level within each industry group, within each country. The security selection process within each industry group is based on the careful analysis of: (i) Each company's business activities and the diversification that its securities would bring to the index. (ii) The size (based on free float-adjusted market capitalization) and liquidity of securities. All else being equal, MSCI targets for inclusion the most sizable and liquid securities in an industry group. In addition, securities that do not meet the minimum size guidelines discussed below and/or securities with inadequate liquidity are not considered for inclusion. (iii) The estimated free float for the company and its individual share classes. Only securities of companies with estimated free float greater than 15% are, in general, considered for inclusion.

Free Float. MSCI defines the free float of a security as the proportion of shares outstanding that are deemed to be available for purchase in the public equity markets by international investors. In practice, limitations on free float available to international investors include: (i) Strategic and other shareholdings not considered part of available free float. (ii) Limits on share ownership for foreigners.

Under MSCI's free float-adjustment methodology, a constituent's Inclusion Factor is equal to its estimated free flat rounded-up to the closest 5% for constituents with free float equal to or exceeding 15%. For example, a constituent security with a free float of 23.2% will be included in the index at 25% of its market capitalization. Securities of companies with an overall free float of less than 15% across all share classes are generally not eligible for inclusion. Exceptions to this general rule are made only in significant cases, where not including a security of a large company would compromise the index's ability to fully and fairly represent the characteristics of the underlying market.

Price and Exchange Rates.

Prices. Prices used to calculate the MSCI Indices are the official exchange closing prices. All prices are taken from the dominant exchange in each market. In countries where there are foreign ownership limits, MSCI uses the price quoted on the official exchange, regardless of whether the limit has been reached.

Exchange Rates. MSCI uses WM/Reuters Closing Spot Rates for all developed and emerging markets. The WM/Reuters Closing Spot Rates were established by a committee of investment managers and data providers, including MSCI, whose object was to standardize exchange rates used by the investment community. Exchange rates are taken daily at 4 p.m. London time by the WM Company and are sourced whenever possible from multi-contributor quotes on Reuters. Representative rates are selected for each currency based on a number of "snapshots" of the latest contributed quotations taken from the Reuters service at short intervals around 4 PM. WM/Reuters provides closing bid and offer rates. MSCI uses these to calculate the mid-point to 5 decimal places.

MSCI continues to monitor exchange rates independently and may, under exceptional circumstances, elect to use an alternative exchange rate if the WM/Reuters rate is believed not to be representative for a given currency on a particular day.

Changes to the Indices. Under the Enhanced Methodology, the MSCI Equity Indices are maintained with the objective of reflecting, on a timely basis, the evolution of the underlying equity markets. In maintaining the indices, emphasis is also placed on their continuity and on minimizing turnover in the indices. MSCI classifies index maintenance in two broad categories: (i) Index rebalancing and (ii) Market driven changes and corporate events.

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The index rebalancing process is designed to ensure that the indices continue to be an accurate reflection of an evolving marketplace. The evolution may be due, for example, to a change in the composition or structure of an industry or other developments, including regular updates in shareholder information used in the estimation of free float. During the examination of a country index at a quarterly index rebalancing, the free float-adjusted market capitalization and representation of each industry group in the index is measured against the underlying market. A complete or partial index rebalancing, which will result in additions and deletions, for a country may be necessary if one or more industry groups have become significantly over- or under-represented.

Index rebalancing for each MSCI Country Index generally takes place every 12 to 18 months. Individual country index rebalancing for MSCI Country Indices usually occurs on only four dates throughout the year: as of the close of the last business day of February, May, August and November. MSCI Index additions and deletions due to quarterly index rebalancings are announced at least two weeks in advance.

New Issues. In general, newly listed equity securities available to foreign investors would be considered for inclusion in the MSCI Indices, according to MSCI's Enhanced Methodology index rules and guidelines, at the time of the quarterly index rebalancing for the country. However, for new issues that are significant in size and meet all the MSCI inclusion criteria, an early inclusion, outside of the quarterly index rebalancing, may be considered.

MSCI may decide not to include a large new issue even in the normal process of restructuring, and in spite of its substantial size and liquidity.

Index Rebalancing Deletions. During an index rebalancing, securities may be deleted from a country index for a variety of reasons, including significant decreases in free float-adjusted market capitalization, significant deterioration in liquidity, changes in industry classification, decreases in free float, more restrictive Foreign Ownership Limits (FOLs), and availability of a better industry representative. In assessing deletions, it is important to emphasize that indices must represent the full-investment cycle, including bull as well as bear markets. Out-of-favor industries and their securities may exhibit declining prices, declining market capitalizations, and/or declining liquidity, and yet not be deleted because they continue to be good representatives of their industry group.

MSCI EAFE(R) index
NUMBER OF COMPONENTS: approximately 1013

Index Description. The MSCI EAFE(R) Index has been developed by MSCI and includes stocks from Europe, Australia and the Far East. The MSCI EAFE Index is commonly used as a measure of international stock performance.

Calculation Methodology. The iShares MSCI EAFE Index Fund utilizes the MSCI EAFE Index calculated with net dividends reinvested. "Net dividends" means dividends after reduction for taxes withheld at source at the rate applicable to holders of the underlying stock that are resident in Luxembourg. With respect to the iShares MSCI EAFE Index Fund, such withholding rate currently differs from that applicable to United States residents. So-called "un-franked" dividends from Australian companies are withheld at a 30% rate to Luxembourg residents and a 15% rate to the iShares MSCI EAFE Index Fund (there is no difference in the treatment of "franked" dividends). Austrian companies impose a 25% dividend withholding on Luxembourg residents and an 15% rate on the iShares MSCI EAFE Index Fund. German companies impose a 26.5% dividend withholding on Luxembourg residents and a 10% rate on the iShares MSCI EAFE Index Fund.

The Index is calculated on a real-time basis and disseminated at regular intervals throughout the day.

Investment Limitations

The Board has adopted as fundamental policies each Fund's investment objectives and investment restrictions, numbered one through six below. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of such Fund's outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of
(a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of outstanding voting securities.

No Fund will:

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1. Concentrate its investments (i.e. hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2. Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 30% of the value of its total assets (including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

3. Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

4. Make loans. This restriction does not apply to: (i) the purchase of debt obligations in which each Fund may invest consistent with its investment objectives and policies; (ii) repurchase agreements and reverse repurchase agreements; and (iii) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with each Fund's investment objective and policies).

6. Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended (the "Securities Act"), in disposing of portfolio securities.

In addition to the investment restrictions adopted as fundamental policies, set forth above, each Fund will not invest in the securities of a company for the purpose of exercising management or control or purchase or otherwise acquire any illiquid security, except as permitted under the 1940 Act, which currently permits up to 15% of each Fund's net assets to be invested in illiquid securities.

For purposes of the percentage limitation on each Fund's investments in illiquid securities, foreign equity securities, though not registered under the Securities Act of 1933, are not deemed illiquid with respect to each Fund if they are otherwise readily marketable. Such securities ordinarily are considered to be "readily marketable" if they are traded on an exchange or another organized market and are not legally restricted from sale by the Fund. BGFA monitors the liquidity of restricted securities in each Fund's portfolio. In reaching liquidity decisions, BGFA considers the following factors:

..  The frequency of trades and quotes for the security;

.. The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;

..  Dealer undertakings to make a market in the security; and

.. The nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction.

Continuous Offering

The method by which Creation Unit Aggregations of iShares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of iShares are issued and sold by the Funds on an ongoing basis, at any point a "distribution", as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a

page 32                                                                 i Shares
manner which could render them statutory underwriters and subject them to the Prospectus-delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent iShares, and sells such iShares directly to customers, or if it chooses to couple the creation of a supply of new iShares with an active selling effort involving solicitation of secondary market demand for iShares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in iShares, whether or not participating in the distribution of iShares, are generally required to deliver a Prospectus. This is because the Prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a Prospectus-delivery obligation with respect to iShares are reminded that, under the Securities Act Rule 153, a Prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the Prospectus is available at the Listing Exchange upon request. The Prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Management

The following information supplements and should be read in conjunction with the section in the Prospectus entitled Management.

TRUSTEES AND OFFICERS. The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected and qualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds and Master Investment Portfolio are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Director for iShares, Inc. and oversees 77 portfolios within the fund complex. In addition, Richard K. Lyons serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and oversees 100 portfolios within the fund complex.

                                                     INTERESTED TRUSTEES

        --------------------------------------------------------------------------------------------------------------------
                                        POSITION(S), LENGTH        PRINCIPAL OCCUPATION(S)
           NAME, AGE AND ADDRESS             OF SERVICE              DURING PAST 5 YEARS         OTHER DIRECTORSHIPS HELD
        --------------------------------------------------------------------------------------------------------------------
        *Garrett F. Bouton (56)        Trustee (since            Managing Director and         Director (since 2001) of
        Barclays Global Investors      January 1, 2002),         Chief Executive Officer       iShares, Inc.; Chairman of
        45 Fremont Street              Chairman (since           (since 1999) for Barclays     the Board of Directors (since
        San Francisco, CA 94105        February 28,              Global Investors, N.A.        1998) of BGFA; Director
                                       2002) and                 ("BGI") Global Individual     (since 1998) of BGI; Director
                                       President.                Investor Business; Global     of various Barclays
                                                                 H.R. Director (from           subsidiaries (since 1997).
                                                                 1996-1999) for BGI.

        *Nathan Most (88)              Trustee (since            Consultant to BGI             Director (since 1996) and
        P.O. Box 193                   December 16, 1999)        (1998-present), American      President (1996-2002) of
        Burlingame, CA 94011                                     Stock Exchange (1996-2000)    iShares, Inc.
                                                                 and the Hong Kong Stock
                                                                 Exchange (1998 to
                                                                 present); Consultant to
                                                                 the Amsterdam Stock
                                                                 Exchange (1997-1998);
                                                                 Consultant to the Pacific
                                                                 Stock Exchange
                                                                 (1997-1998).
        --------------------------------------------------------------------------------------------------------------------

* Garrett F. Bouton and Nathan Most are deemed to be "interested persons" (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds' investment advisor and BGI, the parent company of BGFA.

iShares Creation and Redemption of Creation Unit Aggregations            page 33

                              INDEPENDENT TRUSTEES

        --------------------------------------------------------------------------------------------------------------------
                                        POSITION(S), LENGTH        PRINCIPAL OCCUPATION(S)
           NAME, AGE AND ADDRESS             OF SERVICE              DURING PAST 5 YEARS         OTHER DIRECTORSHIPS HELD
        --------------------------------------------------------------------------------------------------------------------
        John B. Carroll (65)           Trustee (since            Retired Vice President of     Director (since 1996) of
        520 Main Street                January 1, 2002)          Investment Management         iShares, Inc.; Trustee and
        Ridgefield, CT 06877                                     (1984-2000) of Verizon        member of the Executive
                                                                 Corporation; Advisory         Committee (since 1991) of
                                                                 Board member of Ibbotson      The Common Fund
                                                                 Associates (1992-1998);       Institutional Funds, a
                                                                 former Vice Chairman and      non-profit organization;
                                                                 Executive Committee Member    Member of the Board of
                                                                 (1994-1998) of the            Managers of JP Morgan
                                                                 Committee on Investment of    Private Equity Funds.
                                                                 Employee Benefit Assets of
                                                                 the Financial Executive
                                                                 Institute.

        Richard K. Lyons (41)          Trustee (since            Professor, University of      Director (since 2001) of
        Haas School of Business,       February 15, 2000)        California, Berkeley: Haas    iShares, Inc.; Board of
        UC Berkeley                                              School of Business (since     Trustees: Matthews Asian
        Berkeley, CA 94720                                       1993); Consultant for IMF     Funds since 1995 (oversees
                                                                 World Bank, Federal           6 portfolios).
                                                                 Reserve Bank, and Citibank
                                                                 N.A. (since 2000)

page 34                                                                 i Shares

        --------------------------------------------------------------------------------------------------------------------
                                        POSITION(S), LENGTH        PRINCIPAL OCCUPATION(S)
           NAME, AGE AND ADDRESS             OF SERVICE              DURING PAST 5 YEARS         OTHER DIRECTORSHIPS HELD
        --------------------------------------------------------------------------------------------------------------------
        George C. Parker (61)          Trustee (since            Dean Witter Distinguished     Director (since 2001) of
        Graduate School of Business    February 15, 2000)        Professor of Finance          iShares, Inc.;  Bailard,
        (Room K301)                                              (since 1994); Associate       Biehl and Kaiser, Inc.
        Stanford University                                      Dean for Academic Affairs,    (since 1985); California
        521 Memorial Way                                         Director of MBA Program,      Casualty Group of Insurance
        Stanford, CA 94305                                       and Professor, Stanford       Companies (since 1978);
                                                                 University: Graduate          Continental Airlines, Inc.
                                                                 School of Business            (since 1996); Community
                                                                 (1993-2001).                  First Financial Group
                                                                                               (since 1995); Dresdner/RCM
                                                                                               Mutual Funds (1994-2002);
                                                                                               Tyon Ranch Company (since
                                                                                               1999).

        W. Allen Reed (54)             Trustee (since            President and Chief           Director (since 1996) of
        General Motors Investment      January 1, 2002)          Executive Officer (since      iShares, Inc.; Director
        Management Corp.                                         1994) of General Motors       (since 1994) of General
        767 Fifth Avenue                                         Investment Management         Motors Investment
        New York, NY 10153                                       Corporation.                  Management Corporation;
                                                                                               Director (1995-1998) of
                                                                                               Taubman Centers, Inc. (a real
                                                                                               estate investment trust);
                                                                                               Director (since 1992) of FLIR
                                                                                               Systems (an imaging
                                                                                               technology company); Director
                                                                                               (since 1994) of General
                                                                                               Motors Acceptance
                                                                                               Corporation; Director (since
                                                                                               1994) of GMAC Insurance
                                                                                               Holdings, Inc.; Director
                                                                                               (since 1995) of Global
                                                                                               Emerging Markets Fund;
                                                                                               Director (since 2000) of
                                                                                               Temple Inland Industries;
                                                                                               Chairman (since 1995) of the
                                                                                               Investment Advisory Committee
                                                                                               of Howard Hughes Medical
                                                                                               Institute.
        --------------------------------------------------------------------------------------------------------------------

                          OFFICERS WHO ARE NOT TRUSTEES

        --------------------------------------------------------------------------------------------------------------------
                                                                   PRINCIPAL OCCUPATION(S)        DIRECTORSHIPS HELD BY
           NAME, AGE AND ADDRESS              POSITION               DURING PAST 5 YEARS                 OFFICERS
        --------------------------------------------------------------------------------------------------------------------
        Lee T. Kranefuss (39)          Vice President            Chief Executive Officer of    Board of Trustees for
        Barclays Global Investors                                the Individual Investor       Barclays Global Investors
        45 Fremont Street                                        Business of BGI; The          Funds and Master Investment
        San Francisco, CA 94105                                  Boston Consulting Group       Portfolios (since 2001).
                                                                 (until 1997).

        Michael Latham (36)            Secretary, Treasurer      Director of Mutual Fund       None.
        Barclays Global Investors      and Principal             Delivery in the U.S.
        45 Fremont Street              Financial Officer         Individual Investor
        San Francisco, CA 94105                                  Business of BGI (since
                                                                 2000); Head of Operations,
                                                                 BGI Europe (1997-2000)

        Donna M. Rogers (36)           Assistant Treasurer       Senior Director (formerly     None.
        Investors Bank & Trust Co.                               Director), Mutual Fund
        200 Clarendon Street                                     Administration at
        Boston, MA 02116                                         Investors Bank & Trust
                                                                 Company ("IBT")(since
                                                                 1994).

        Jeffrey J. Gaboury (33)        Assistant Treasurer       Director (formerly            None.
        Investors Bank & Trust Co.                               Manager), Mutual Fund
        200 Clarendon Street                                     Administration, Reporting
        Boston, MA 02116                                         and Compliance, IBT (since
                                                                 1996)

        Susan C. Mosher (47)           Assistant Secretary       Senior Director & Senior      None.
        Investors Bank & Trust Co.                               Counsel, Mutual Fund
        200 Clarendon Street                                     Administration, IBT (since
        Boston, MA 02116                                         1995).

        Sandra I. Madden (36)          Assistant Secretary       Senior Associate Counsel,     None.
        Investors Bank & Trust Co.                               Mutual Fund
        200 Clarendon Street                                     Administration, IBT (since
        Boston, MA 02116                                         1999); Associate, Scudder
                                                                 Kemper Investments, Inc.
                                                                 (1996-1999).

iShares Creation and Redemption of Creation Unit Aggregations            page 35

        Lois Towers (52)               Assistant Vice            US Compliance Officer, BGI    None.
        Barclays Global Investors      President-AML             (since 1999);
        45 Fremont Street              Compliance Officer
        San Francisco, CA 94105

The following table sets forth, as of December 31, 2001, the dollar range of equity securities beneficially owned by each Trustee in the Funds and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                                    SECURITIES IN ALL REGISTERED
                                                                                                  INVESTMENT COMPANIES OVERSEEN BY
                                                                                                   TRUSTEE IN FAMILY OF INVESTMENT
    NAME OF TRUSTEE               DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS                              COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
                         iShares S&P 500 Index Fund:  over $100,000                                         over $100,000
Garrett F. Bouton        iShares Dow Jones U.S. Technology Sector Index Fund: over $100,000
                         iShares Russell 2000 Value Index Fund:  over $100,000
                         iShares Russell 1000 Value Index Fund:  $50,001 - $100,000
------------------------------------------------------------------------------------------------------------------------------------
Nathan Most              iShares MSCI EAFE Index Fund:  over $100,000                                       over $100,000
------------------------------------------------------------------------------------------------------------------------------------
John B. Carroll          N/A                                                                                     N/A
------------------------------------------------------------------------------------------------------------------------------------
Richard K. Lyons         iShares S&P 500 Index Fund:  $1 - $10,000                                          $1 - $10,000
------------------------------------------------------------------------------------------------------------------------------------
                         iShares S&P 100 Index Fund:  $50,001 - $100,000                                    over $100,000
                         iShares S&P Midcap 400/Barra Value Index Fund:  $10,001 - $50,000
                         iShares S&P Global 100 Index Fund:  $10,001 - $50,000
                         iShares Dow Jones U.S. Technology Sector Index Fund: $10,001 - $50,000
George G.C. Parker       iShares Russell 1000 Value Index Fund:  over $100,000
                         iShares MSCI France Index Fund: $10,001 - $50,000
                         iShares MSCI Mexico Index Fund: $10,001 - $50,000
                         iShares MSCI Singapore Index Fund: $10,001 - $50,000
                         iShares MSCI South Korea Index Fund:  $10,001 - $50,000
                         iShares MSCI United Kingdom Index Fund: $10,001 - $50,000
------------------------------------------------------------------------------------------------------------------------------------
W. Allen Reed            N/A                                                                                     N/A
------------------------------------------------------------------------------------------------------------------------------------

The following table sets forth, as of December 31, 2001, for each independent Trustee and his immediate family members, ownership of securities in the Trust's investment adviser, principal underwriter, or any person, other than an investment company, directly or indirectly controlling, controlled by, or under common control with the Trust's investment adviser or principal underwriter.

----------------------------------------------------------------------------------------------------------------------------------
                        NAME OF OWNERS AND
                         RELATIONSHIP TO
    NAME OF TRUSTEE         TRUSTEE                  COMPANY             TITLE OF CLASS    VALUE OF SECURITIES   PERCENT OF CLASS
----------------------------------------------------------------------------------------------------------------------------------
Garrett F. Bouton            Self            Barclays Global Investors      Options        None (not exercised)         N/A
----------------------------------------------------------------------------------------------------------------------------------
Nathan Most                  N/A
----------------------------------------------------------------------------------------------------------------------------------
John B. Carroll              N/A
----------------------------------------------------------------------------------------------------------------------------------
Richard K. Lyons             N/A
----------------------------------------------------------------------------------------------------------------------------------
George G.C. Parker           N/A
----------------------------------------------------------------------------------------------------------------------------------
W. Allen Reed                N/A
----------------------------------------------------------------------------------------------------------------------------------

COMMITTEES OF THE TRUST. Each Independent Trustee of the Trust serves on the Audit and Nominating Committees of the Trust. The purposes of the Audit Committee are to assist the Board of Trustees (1) in its oversight of the Trust's accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (2) in its oversight of the Trust's financial statements and the independent audit thereof;
(3) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); and (4) in evaluating the independence of the independent accountants. The Audit Committee of the Trust met twice during calendar year ended December 31, 2001.

page 36                                                                 i Shares

The Nominating Committee nominates individuals for Independent Trustee membership on the Board of Trustees. The Nominating Committee evaluates candidates' qualifications for board membership, including their independence from the investment adviser and other principal service providers and the potential effects of any other relationship that might impair the independence of a candidate. In addition, the Nominating Committee periodically reviews the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board of Trustees. The Nominating Committee met once during the calendar year ended December 31, 2001.

REMUNERATION OF TRUSTEES AND OFFICERS. The Trust pays each Trustee an annual fee of $50,000 plus a per meeting fee of $500 for meetings of the Board attended by the Trustee. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

The table below sets forth the compensation paid to each Trustee during the calendar year ended December 31, 2001:

                                                         AGGREGATE        PENSION OR
                                                         ESTIMATED        RETIREMENT                          TOTAL ESTIMATED
                                                        COMPENSATION   BENEFITS ACCRUED   ESTIMATED ANNUAL     COMPENSATION
                                                          FROM THE     AS PART OF TRUST     BENEFITS UPON      FROM THE FUND
NAME OF TRUSTEE                                            TRUST          EXPENSES**        RETIREMENT**     AND FUND COMPLEX*
-----------------------------------------------------   ------------   ----------------   ----------------   -----------------
Garrett F. Bouton***.................................     $      0      Not Applicable.    Not Applicable.       $       0
John B. Carroll***...................................     $      0      Not Applicable.    Not Applicable.       $  50,000
Richard K. Lyons.....................................     $ 52,500      Not Applicable.    Not Applicable.       $  52,500
Nathan Most..........................................     $ 52,500      Not Applicable.    Not Applicable.       $ 172,000
George G.C. Parker...................................     $ 52,500      Not Applicable.    Not Applicable.       $  52,500
W. Allen Reed***.....................................     $      0      Not Applicable.    Not Applicable.       $  50,000

* Includes compensation as Director of iShares, Inc., an investment company with 23 investment portfolios also advised by BGFA.
** No Trustee or Officer is entitled to any pension or retirement benefits from the Trust.
*** Messrs. Bouton, Carroll and Reed did not serve as trustees of the Trust during the year ended December 31, 2001.

No Trustee or Officer is entitled to any pension or retirement benefits from the Trust. Trustees and officers of the Trust collectively owned less than 1% of each of the Trust's outstanding shares as of November 2, 2002.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. Although the Trust does not have information concerning the beneficial ownership of iShares held in the names of DTC Participants, as of November 2, 2002, the name and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding shares of a Fund were as follows:

                                                                                                                   PERCENTAGE OF
iSHARES INDEX FUND                                                           NAME                                    OWNERSHIP
-------------------------------------               -----------------------------------------------------          -------------
S&P 100                                             Merrill Lynch Pierce Fenner & Smith Inc.                           11.56%
                                                    Salomon Smith Barney Inc.                                          10.82%
                                                    Charles Schwab & Co., Inc.                                          8.88%
                                                    Morgan Stanley & Co., Inc.                                          8.52%
                                                    PNC Bank Corp.                                                      8.16%

S&P 500/BARRA Growth                                Charles Schwab & Co., Inc.                                         16.52%
                                                    State Street Bank & Trust Company                                  14.39%
                                                    Merrill Lynch Pierce Fenner & Smith Inc.                           10.29%
                                                    Morgan Stanley & Co., Inc.                                          8.93%
                                                    National Financial Services Corporation                             6.06%

S&P 500/BARRA Value                                 Charles Schwab & Co., Inc.                                         15.09%
                                                    Merrill Lynch Pierce Fenner & Smith Inc.                           13.19%
                                                    State Street Bank & Trust Company                                   8.14%
                                                    Morgan Stanley & Co., Inc.                                          9.77%
                                                    National Financial Services Corporation                             6.26%

S&P MidCap 400                                      Charles Schwab & Co., Inc.                                         16.28%
                                                    National Financial Services Corporation                             7.41%

iShares Creation and Redemption of Creation Unit Aggregations            page 37

                                                                                                                   PERCENTAGE OF
iSHARES INDEX FUND                                                           NAME                                    OWNERSHIP
-------------------------------------               -----------------------------------------------------          -------------
S&P MidCap 400/BARRA Growth                         Morgan Stanley & Co., Inc.                                          7.27%
                                                    Charles Schwab & Co., Inc.                                          6.72%
                                                    Credit Suisse First Boston                                          5.50%

S&P MidCap 400/BARRA Value                          Charles Schwab & Co., Inc.                                         10.98%
                                                    Morgan Stanley & Co., Inc.                                          7.91%
                                                    Merrill Lynch Pierce Fenner & Smith Inc.                            6.05%
                                                    Salomon Smith Barney Inc.                                           5.50%

S&P SmallCap 600                                    Salomon Smith Barney Inc.                                           8.28%
                                                    Charles Schwab & Co., Inc.                                          7.76%
                                                    U.S. Bank Corp.                                                     5.93%
                                                    The Bank of New York                                                5.39%
                                                    Merrill Lynch Pierce Fenner & Smith Inc.                            5.32%

S&P SmallCap 600/BARRA Growth                       State Street Bank & Trust Company                                  37.75%
                                                    Charles Schwab & Co., Inc.                                          5.70%
                                                    Morgan Stanley & Co., Inc.                                          5.00%

S&P SmallCap 600/BARRA Value                        Charles Schwab & Co., Inc.                                         10.40%
                                                    Pershing/Division of Donaldson Lufkin & Jenrette                    5.83%
                                                    Morgan Stanley & Co., Inc.                                          5.38%

S&P Global 100                                      Merrill Lynch Pierce Fenner & Smith Inc.                           12.83%
                                                    Northern Trust Company                                             10.03%
                                                    Morgan Stanley & Co., Inc.                                          8.78%
                                                    Charles Schwab & Co., Inc.                                          7.55%
                                                    National Financial Services Corporation                             5.77%
                                                    Salomon Smith Barney Inc.                                           5.62%

S&P Global Energy Sector                            Speer, Leeds & Kellogg                                             51.85%
                                                    Merrill Lynch Pierce Fenner & Smith Inc.                            7.95%
                                                    Charles Schwab & Co., Inc.                                          5.62%
                                                    National Investor Services Corp.                                    5.41%

S&P Global Financials Sector                        Speer, Leeds & Kellogg                                             66.94%
                                                    Royal Trust Corp.                                                   9.50%

S&P Global Healthcare Sector                        Charles Schwab & Co., Inc.                                         13.54%
                                                    Merrill Lynch Pierce Fenner & Smith Inc.                            6.89%
                                                    Brown Bros. Harriman & Co.                                          6.75%

S&P Global Technology Sector                        Speer, Leeds & Kellogg                                             54.69%
                                                    Charles Schwab & Co., Inc.                                          9.62%

S&P Global Telecommunications Sector                Speer, Leeds & Kellogg                                             51.80%

S&P Euro 350                                        Merrill Lynch Pierce Fenner & Smith Inc.                           12.58%
                                                    Charles Schwab & Co., Inc.                                          7.51%
                                                    Investors Bank & Trust Co.                                          7.46%
                                                    Royal Trust Corp.                                                   5.98%
                                                    Northern Trust Company                                              5.22%

page 38                                                                 i Shares

                                                                                                                   PERCENTAGE OF
iSHARES INDEX FUND                                                           NAME                                    OWNERSHIP
-------------------------------------               -----------------------------------------------------          -------------
S&P Latin America 40                                Brown Bros. Harriman & Co.                                         16.34%
                                                    Salomon Smith Barney Inc.                                          13.20%
                                                    Morgan Stanley & Co., Inc.                                          9.86%
                                                    Charles Schwab & Co., Inc.                                          8.97%
                                                    National Financial Services Corporation                             8.00%
                                                    Pershing/Division of Donaldson Lufkin & Jenrette                    5.66%

S&P/TOPIX 150                                       Merrill Lynch Pierce Fenner & Smith Inc.                           67.77%
                                                    Goldman, Sachs & Co.                                               13.36%

Dow Jones U.S. Total Market                         Charles Schwab & Co., Inc.                                         22.19%
                                                    Merrill Lynch Pierce Fenner & Smith Inc.                           12.87%
                                                    Morgan Stanley & Co., Inc.                                          9.20%
                                                    Pershing/Division of Donaldson Lufkin & Jenrette                    6.63%
                                                    Salomon Smith Barney Inc.                                           6.15%

Dow Jones U.S. Basic Materials                      Brown Bros. Harriman & Co.                                         24.34%
                                                    Salomon Smith Barney Inc.                                          13.49%
                                                    Morgan Stanley & Co. Inc.                                           9.52%
                                                    Charles Schwab & Co., Inc.                                          8.20%
                                                    UBS Painewebber                                                     7.76%

Dow Jones U.S. Consumer Cyclical                    Morgan Stanley & Co. Inc.                                          10.98%
                                                    Salomon Smith Barney Inc.                                           9.63%
                                                    Lehman Brothers Inc.                                                7.11%
                                                    Garban Corporate                                                    6.82%
                                                    Weiss, Peck & Greer                                                 5.21%
                                                    A.G. Edwards & Sons Inc.                                            5.17%

Dow Jones U.S. Consumer Non-Cyclical                Morgan Stanley & Co., Inc.                                         30.34%
                                                    Salomon Smith Barney Inc.                                          10.60%

Dow Jones U.S. Energy Sector                        Morgan Stanley & Co., Inc.                                         19.05%
                                                    Salomon Smith Barney Inc.                                          13.68%
                                                    Charles Schwab & Co., Inc.                                          8.77%
                                                    Merrill Lynch Pierce Fenner & Smith Inc.                            8.03%
                                                    Prudential Securities                                               7.51%
                                                    UBS Painewebber                                                     7.33%

Dow Jones U.S. Financial Sector                     Merrill Lynch Pierce Fenner & Smith Inc.                           14.64%
                                                    Salomon Smith Barney Inc.                                          13.79%
                                                    Morgan Stanley & Co., Inc.                                         12.50%
                                                    Charles Schwab & Co., Inc.                                          7.24%

Dow Jones U.S. Healthcare Sector                    Morgan Stanley & Co., Inc.                                         11.36%
                                                    State Street Bank & Trust Company                                   9.84%
                                                    Charles Schwab & Co., Inc.                                          7.67%
                                                    Salomon Smith Barney Inc.                                           7.49%
                                                    Merrill Lynch Pierce Fenner & Smith Inc.                            7.12%

Dow Jones U.S. Industrial Sector                    Brown Bros. Harriman & Co.                                         21.20%
                                                    Morgan Stanley & Co., Inc.                                         15.78%
                                                    Charles Schwab & Co., Inc.                                          8.81%
                                                    Prudential Securities                                               8.04%
                                                    UBS Painewebber                                                     5.49%

iShares Creation and Redemption of Creation Unit Aggregations            page 39

                                                                                                                   PERCENTAGE OF
iSHARES INDEX FUND                                                           NAME                                    OWNERSHIP
-------------------------------------               -----------------------------------------------------          -------------
Dow Jones U.S. Technology Sector                    Merrill Lynch Pierce Fenner & Smith Inc.                           15.64%
                                                    Charles Schwab & Co., Inc.                                         10.77%
                                                    Salomon Smith Barney Inc.                                          10.17%

Dow Jones U.S. Telecommunications                   Merrill Lynch Pierce Fenner & Smith Inc.                           11.65%
 Sector                                             Salomon Smith Barney Inc.                                          11.12%
                                                    State Street Bank & Trust Company                                   9.97%
                                                    Morgan Stanley & Co., Inc.                                          8.54%
                                                    Charles Schwab & Co., Inc.                                          6.43%
                                                    UBS Painewebber                                                     6.42%

Dow Jones U.S. Utilities Sector                     Merrill Lynch Pierce Fenner & Smith Inc.                           12.51%
                                                    Speer, Leeds & Kellogg                                             11.19%
                                                    Salomon Smith Barney Inc.                                          10.78%
                                                    Charles Schwab & Co., Inc.                                          8.27%
                                                    Prudential Securities                                               5.79%
                                                    Morgan Stanley & Co., Inc.                                          5.72%

Dow Jones U.S. Financial Services                   Merrill Lynch Pierce Fenner & Smith Inc.                           42.78%
                                                    Salomon Smith Barney Inc.                                           8.28%
                                                    National Financial Services Corporation                             7.95%
                                                    Morgan Stanley & Co., Inc.                                          7.57%
                                                    Charles Schwab & Co., Inc.                                          6.34%

Dow Jones U.S. Real Estate                          Salomon Smith Barney Inc.                                          14.50%
                                                    Speer, Leeds & Kellogg                                             14.24%
                                                    Charles Schwab & Co., Inc.                                         11.70%
                                                    Lehman Brothers Inc.                                                8.70%
                                                    Morgan Stanley & Co., Inc.                                          6.66%
                                                    Merrill Lynch Pierce Fenner & Smith Inc.                            5.70%

Russell 3000                                        State Street Bank & Trust Company                                  27.36%
                                                    Northern Trust Company                                             16.07%
                                                    Charles Schwab & Co., Inc.                                          9.28%
                                                    Merrill Lynch Pierce Fenner & Smith Inc.                            7.22%
                                                    National Financial Services Corporation                             5.84%

Russell 3000 Growth                                 Northern Trust Company                                             21.11%
                                                    Merrill Lynch Pierce Fenner & Smith Inc.                           20.09%
                                                    Salomon Smith Barney Inc.                                          12.08%
                                                    Charles Schwab & Co., Inc.                                         11.71%
                                                    RBC Daine Rausche                                                   6.22%

Russell 3000 Value                                  Merrill Lynch Pierce Fenner & Smith Inc.                           21.00%
                                                    Salomon Smith Barney Inc.                                          16.28%
                                                    Charles Schwab & Co., Inc.                                         13.57%
                                                    Pershing/Division of Donaldson Lufkin & Jenrette                    8.21%
                                                    National Financial Services Corporation                             5.68%
                                                    Morgan Stanley & Co., Inc.                                          5.27%

Russell 2000                                        State Street Bank & Trust Company                                  25.13%
                                                    Merrill Lynch Pierce Fenner & Smith Inc.                            7.98%
                                                    Charles Schwab & Co., Inc.                                          6.22%

page 40                                                                 i Shares

                                                                                                                   PERCENTAGE OF
iSHARES INDEX FUND                                                           NAME                                    OWNERSHIP
-------------------------------------               -----------------------------------------------------          -------------
Russell 2000 Growth                                 State Street Bank & Trust Company                                  12.75%
                                                    Merrill Lynch Pierce Fenner & Smith Inc.                           12.70%

Russell 2000 Value                                  Merrill Lynch Pierce Fenner & Smith Inc.                           10.34%
                                                    Charles Schwab & Co., Inc.                                          9.56%
                                                    Wells Fargo Bank, NA                                                5.07%

Russell 1000                                        Charles Schwab & Co., Inc.                                         31.40%
                                                    Merrill Lynch Pierce Fenner & Smith Inc.                            8.40%
                                                    National Financial Services Corporation                             7.54%

Russell 1000 Growth                                 Charles Schwab & Co., Inc.                                         16.12%
                                                    Merrill Lynch Pierce Fenner & Smith Inc.                           14.06%
                                                    State Street Bank & Trust Company                                   9.12%

Russell 1000 Value                                  Deutsche Bank SE                                                   13.04%
                                                    Charles Schwab & Co., Inc.                                         11.19%
                                                    Merrill Lynch Pierce Fenner & Smith Inc.                            9.19%
                                                    Societe Generale                                                    6.39%
                                                    Salomon Smith Barney Inc.                                           5.46%

Russell Midcap                                      Morgan Stanley & Co., Inc.                                         28.76%
                                                    Credit Suisse First Boston                                         21.89%
                                                    Merrill Lynch Pierce Fenner & Smith Inc.                           18.57%
                                                    Speer, Leeds & Kellogg                                              7.21%

Russell Midcap Growth                               The Bank of New York                                               18.31%
                                                    Salomon Smith Barney Inc.                                           8.22%
                                                    Merrill Lynch Pierce Fenner & Smith Inc.                            7.49%
                                                    Brown Bros. Harriman & Co.                                          6.31%

Russell Midcap Value                                Merrill Lynch Pierce Fenner & Smith Inc.                           12.46%
                                                    National Investor Services Corp.                                    8.08%
                                                    Charles Schwab & Co., Inc.                                          7.08%
                                                    UBS Painewebber                                                     5.72%

Cohen & Steers Realty Majors                        Charles Schwab & Co., Inc.                                         13.11%
                                                    Riggs National Bank                                                12.24%
                                                    Lehman Brothers Inc.                                                7.20%
                                                    National Financial Services Corporation                             6.02%
                                                    State Street Bank & Trust Company                                   5.81%
                                                    Goldman, Sachs & Co.                                                5.73%

Nasdaq Biotechnology                                Salomon Smith Barney Inc.                                          10.37%
                                                    State Street Bank & Trust Company                                   9.21%
                                                    Merrill Lynch Pierce Fenner & Smith Inc.                            8.78%
                                                    Morgan Stanley & Co., Inc.                                          6.22%

Goldman Sachs Technology                            Merrill Lynch Pierce Fenner & Smith Inc.                           19.15%
                                                    State Street Bank & Trust Company                                  11.68%
                                                    JP Morgan Chase Bank, Inc.                                          7.68%
                                                    Deutsche Bank Securities Inc.                                       7.09%
                                                    Speer, Leeds & Kellogg                                              6.37%

Goldman Sachs Networking                            Weiss, Peck & Greer                                                18.33%
                                                    Speer, Leeds & Kellogg                                              8.41%
                                                    Salomon Smith Barney Inc.                                           5.89%

iShares Creation and Redemption of Creation Unit Aggregations            page 41

                                                                                                                   PERCENTAGE OF
iSHARES INDEX FUND                                                           NAME                                    OWNERSHIP
-------------------------------------               -----------------------------------------------------          -------------
Goldman Sachs Semiconductor                         Morgan Stanley & Co., Inc.                                         19.89%
                                                    Salomon Smith Barney Inc.                                          10.94%
                                                    Rush & Co.                                                          6.84%
                                                    Charles Schwab & Co., Inc.                                          6.54%
                                                    Brown Bros. Harriman & Co.                                          5.71%

Goldman Sachs Software                              Merrill Lynch Pierce Fenner & Smith Inc.                           41.77%
                                                    Credit Suisse First Boston                                         16.29%
                                                    Speer, Leeds & Kellogg                                              5.15%

Goldman Sachs Natural Resources                     Speer, Leeds & Kellogg                                             25.68%
                                                    Merrill Lynch Pierce Fenner & Smith Inc.                           20.53%
                                                    Credit Suisse First Boston                                         13.05%
                                                    Charles Schwab & Co., Inc.                                          7.37%

MSCI EAFE                                           Charles Schwab & Co., Inc.                                         11.13%
                                                    State Street Bank & Trust Company                                  10.95%
                                                    JP Morgan & Co. Inc.                                                8.81%
                                                    Northern Trust Company                                              5.34%
                                                    Boston Safe Deposit Co.                                             5.20%

INVESTMENT ADVISOR. BGFA serves as investment advisor to each Fund pursuant to an Investment Advisory Agreement between the Trust and BGFA. BGFA is a California corporation indirectly owned by Barclays Bank PLC and is registered as an investment advisor under the Investment Advisers Act of 1940 (the "Advisers Act"). Under the Investment Advisory Agreement, BGFA, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages and administers the Trust and the investment of each Fund's assets. BGFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund.

The Investment Advisory Agreement between the Trust and BGFA was most recently approved by the Board of Trustees on May 21, 2002. In making the determination to approve the Investment Advisory Agreement, the Board considered the qualifications of BGFA to provide advisory services, an analysis of BGFA's profitability, and the reasonableness of the advisory fees paid to BGFA in relation to the services provided and the advisory fees paid by other comparable mutual funds. Based on these considerations, the Board concluded that the terms of the Investment Advisory Agreement are fair and reasonable with respect to the Trust, are in the best interests of the Trust's shareholders, and are similar to those which could have been obtained through arm's length negotiations.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. For its investment management services to each Fund, BGFA is paid a management fee equal to each Fund's allocable portion of the percentage listed below of such Fund's aggregate net assets. The following table sets forth the management fees paid by each Fund during its most recent full fiscal year as well as during the period from the Fund's inception date to its first fiscal year end.

                                                                                                   MANAGEMENT      MANAGEMENT
                                                                                                   FEES PAID     FEES PAID FROM
                                                                                                  DURING MOST      INCEPTION
                                                           MANAGEMENT    INCEPTION  FISCAL YEAR   RECENT FULL    THROUGH FIRST
NAME                                                           FEE         DATE         END       FISCAL YEAR   FISCAL YEAR END
---------------------------------------------------------  ----------    ---------  -----------   -----------   ---------------
iShares S&P 100 Index Fund                                    0.20%      10/23/00       3/31      $   330,327       $   129,813
iShares S&P 500 Index Fund                                    0.09%      05/15/00       3/31        2,901,467         1,383,992
iShares S&P 500/BARRA Growth Index Fund                       0.18%      05/22/00       3/31          543,734           161,066
iShares S&P 500/BARRA Value Index Fund                        0.18%      05/22/00       3/31          833,280           246,793
iShares S&P MidCap 400 Index Fund                             0.20%      05/22/00       3/31          724,902           350,529
iShares S&P MidCap 400/BARRA Growth Index Fund                0.25%      07/24/00       3/31          391,698           111,350
iShares S&P MidCap 400/BARRA Value Index Fund                 0.25%      07/24/00       3/31          560,048            72,013
iShares S&P SmallCap 600 Index Fund                           0.20%      05/22/00       3/31        1,055,506           166,136
iShares S&P SmallCap 600/BARRA Growth Index Fund              0.25%      07/24/00       3/31          198,704            38,901
iShares S&P SmallCap 600/BARRA Value Index Fund               0.25%      07/24/00       3/31          500,287            49,623
iShares S&P Global 100 Index Fund                             0.40%      12/05/00       3/31          256,616           138,080

page 42                                                                 i Shares

                                                                                                   MANAGEMENT      MANAGEMENT
                                                                                                   FEES PAID     FEES PAID FROM
                                                                                                  DURING MOST      INCEPTION
                                                           MANAGEMENT    INCEPTION  FISCAL YEAR   RECENT FULL    THROUGH FIRST
NAME                                                           FEE         DATE         END       FISCAL YEAR   FISCAL YEAR END
---------------------------------------------------------  ----------    ---------  -----------   -----------   ---------------
iShares S&P Global Energy Sector Index Fund                   0.65%      11/12/01       3/31              N/A*           36,617
iShares S&P Global Financials Sector Index Fund               0.65%      11/12/01       3/31              N/A*           25,560
iShares S&P Global Healthcare Sector Index Fund               0.65%      11/13/01       3/31              N/A*           40,999
iShares S&P Global Technology Sector Index Fund               0.65%      11/12/01       3/31              N/A*           42,442
iShares S&P Global Telecommunications Sector Index Fund       0.65%      11/12/01       3/31              N/A*           35,943
iShares S&P Europe 350 Index Fund                             0.60%      07/25/00       3/31        1,176,579           272,425
iShares S&P Latin America 40 Index Fund                       0.50%      10/25/01       3/31              N/A*           15,268
iShares S&P/TOPIX 150 Index Fund                              0.50%      10/23/01       3/31              N/A*           68,755
iShares Dow Jones U.S. Total Market Index Fund                0.20%      06/12/00       4/30          175,899            63,502
iShares Dow Jones U.S. Basic Materials Sector Index Fund      0.60%      06/12/00       4/30          146,380            46,758
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund    0.60%      06/12/00       4/30          323,311            96,662
iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index
 Fund                                                         0.60%      06/12/00       4/30          206,929            71,983
iShares Dow Jones U.S. Energy Sector Index Fund               0.60%      06/12/00       4/30          421,146           188,649
iShares Dow Jones U.S. Financial Sector Index Fund            0.60%      05/22/00       4/30          489,233           443,765
iShares Dow Jones U.S. Healthcare Sector Index Fund           0.60%      06/12/00       4/30        1,099,711           251,455
iShares Dow Jones U.S. Industrial Sector Index Fund           0.60%      06/12/00       4/30          303,207           133,113
iShares Dow Jones U.S. Technology Sector Index Fund           0.60%      05/15/00       4/30          739,702           645,093
iShares Dow Jones U.S. Telecommunications Sector Index
 Fund                                                         0.60%      05/22/00       4/30          319,221           272,197
iShares Dow Jones U.S. Utilities Sector Index Fund            0.60%      06/12/00       4/30          433,942           171,300
iShares Dow Jones U.S. Financial Services Composite Index
 Fund                                                         0.60%      06/12/00       4/30          285,099           236,783
iShares Dow Jones U.S. Real Estate Index Fund                 0.60%      06/12/00       4/30          464,974           162,992
iShares Russell 3000 Index Fund                               0.20%      05/22/00       3/31        1,891,266           305,590
iShares Russell 3000 Growth Index Fund                        0.25%      07/24/00       3/31           75,137            31,897
iShares Russell 3000 Value Index Fund                         0.25%      07/24/00       3/31          120,817            39,060
iShares Russell 2000 Index Fund                               0.20%      05/22/00       3/31        3,173,356           584,950
iShares Russell 2000 Growth Index Fund                        0.25%      07/24/00       3/31          769,356           132,435
iShares Russell 2000 Value Index Fund                         0.25%      07/24/00       3/31        1,254,820           213,690
iShares Russell 1000 Index Fund                               0.15%      05/15/00       3/31          449,693           322,915
iShares Russell 1000 Growth Index Fund                        0.20%      05/22/00       3/31          808,826           142,570
iShares Russell 1000 Value Index Fund                         0.20%      05/22/00       3/31          926,158           171,705
iShares Russell Midcap Index Fund                             0.20%      07/17/01       3/31              N/A*           45,722
iShares Russell Midcap Growth Index Fund                      0.25%      07/17/01       3/31              N/A*           38,286
iShares Russell Midcap Value Index Fund                       0.25%      07/17/01       3/31              N/A*           43,121
iShares Cohen & Steers Realty Majors Index Fund               0.35%      01/29/01       4/30          160,198            30,688
iShares Nasdaq Biotechnology Index Fund                       0.50%      02/05/01       3/31          822,823            69,068
iShares Goldman Sachs Technology Index Fund                   0.50%      03/13/01       7/31          285,562           181,622
iShares Goldman Sachs Networking Index Fund                   0.50%      07/10/01       7/31          175,097             5,299
iShares Goldman Sachs Semiconductor Index Fund                0.50%      07/10/01       7/31          185,482             7,268
iShares Goldman Sachs Software Index Fund                     0.50%      07/10/01       7/31          129,710             5,900
iShares Goldman Sachs Natural Resources Index Fund            0.50%      10/22/01       7/31              N/A**          97,214
iShares MSCI EAFE Index Fund                                  0.35%      08/14/01       7/31              N/A**       4,766,573

     *    As of March 31, 2002, this Fund had not completed a full fiscal year.
     **   As of July 31, 2002, this Fund had not completed a full fiscal year.

The Investment Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement with respect to each Fund is terminable without penalty, on 60-days notice, by the Board or by a vote of the holders of a majority (as defined in the 1940 Act) of the applicable Fund's outstanding voting securities. The Investment Advisory Agreement is also terminable upon 60 days notice by BGFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Current interpretations of federal banking laws and regulations (i) may prohibit Barclays Bank PLC, Barclays Global Investors, N.A. ("BGI") and BGFA from controlling or underwriting the iShares, but (ii) would not prohibit Barclays Bank PLC or BGFA generally from acting as an investment advisor, administrator, transfer agent or custodian to the Funds or from purchasing iShares as agent for and upon the order of a customer.

BGFA believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BGFA from continuing to perform services for the Trust. If this happens, the

iShares Creation and Redemption of Creation Unit Aggregations            page 43

Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, BGFA, or its affiliates, would consider performing additional services for the Trust. BGFA cannot predict whether these changes will be enacted, or the terms under which BGFA, or its affiliates, might offer to provide additional services.

The Trust and BGFA have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. The Codes permit personnel subject to the Codes to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds. The Codes are on public file with, and are available from, the SEC.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT. Investors Bank & Trust Company ("Investors Bank") serves as Administrator, Custodian and Transfer Agent for the Funds. Investors Bank's principal address is 200 Clarendon Street, Boston, MA 02111. Under the Administration Agreement with the Trust, Investors Bank provides necessary administrative and accounting services for the maintenance and operations of the Trust and each Fund. In addition, Investors Bank makes available the office space, equipment, personnel and facilities required to provide such services. Under the Custodian Agreement with the Trust, Investors Bank maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records, and provides other services. Investors Bank is required, upon the order of the Trust, to deliver securities held by Investors Bank and to make payments for securities purchased by the Trust for each Fund. Also, under a Delegation Agreement, Investors Bank is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, Investors Bank acts as a transfer agent for each Fund's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BGFA from its management fee. The following table sets forth the administration, transfer agency and custodian expenses of each Fund during its most recent full fiscal year, as well as during the period from the Fund's inception date to its first fiscal year end.

                                                                                               CUSTODY,            CUSTODY,
                                                                                            ADMINISTRATION,    ADMINISTRATION,
                                                                                           TRANSFER AGENCY     TRANSFER AGENCY
                                                                                               EXPENSES         EXPENSES PAID
                                                                                           PAID DURING MOST    FROM INCEPTION
                                                                 INCEPTION    FISCAL YEAR     RECENT FULL       THROUGH FIRST
      NAME                                                         DATE           END         FISCAL YEAR      FISCAL YEAR END
      --------------------------------------------------------   ---------    -----------  ----------------    ---------------
      iShares S&P 100 Index Fund                                 10/23/00        3/31      $         75,094    $        50,974
      iShares S&P 500 Index Fund                                 05/15/00        3/31             1,160,805          1,000,047
      iShares S&P 500/BARRA Growth Index Fund                    05/22/00        3/31               126,557             92,870
      iShares S&P 500/BARRA Value Index Fund                     05/22/00        3/31               202,852            121,756
      iShares S&P MidCap 400 Index Fund                          05/22/00        3/31               203,285            228,371
      iShares S&P MidCap 400/BARRA Growth Index Fund             07/24/00        3/31                96,111             64,524
      iShares S&P MidCap 400/BARRA Value Index Fund              07/24/00        3/31               125,954             60,615
      iShares S&P SmallCap 600 Index Fund                        05/22/00        3/31               302,457            131,010
      iShares S&P SmallCap 600/BARRA Growth Index Fund           07/24/00        3/31                89,145             61,452
      iShares S&P SmallCap 600/BARRA Value Index Fund            07/24/00        3/31               148,287             63,982
      iShares S&P Global 100 Index Fund                          12/05/00        3/31                55,639             25,880
      iShares S&P Global Energy Sector Index Fund                11/12/01        3/31                   N/A*            11,909
      iShares S&P Global Financials Sector Index Fund            11/12/01        3/31                   N/A*            11,220
      iShares S&P Global Healthcare Sector Index Fund            11/13/01        3/31                   N/A*            11,564
      iShares S&P Global Technology Sector Index Fund            11/12/01        3/31                   N/A*            12,238
      iShares S&P Global Telecommunications Sector Index Fund    11/12/01        3/31                   N/A*            11,678
      iShares S&P Europe 350 Index Fund                          07/25/00        3/31               183,420             81,685
      iShares S&P Latin America 40 Index Fund                    10/25/01        3/31                   N/A*            18,058
      iShares S&P/TOPIX 150 Index Fund                           10/23/01        3/31                   N/A*            21,171
      iShares Dow Jones U.S. Total Market Index Fund             06/12/00        4/30                70,383             67,411
      iShares Dow Jones U.S. Basic Materials Sector Index Fund   06/12/00        4/30                47,456             52,985
      iShares Dow Jones U.S. Consumer Cyclical Sector Index
       Fund                                                      06/12/00        4/30                52,799             57,101
      iShares Dow Jones U.S. Consumer Non-Cyclical Sector        06/12/00        4/30                47,825             54,310
      Index Fund
      iShares Dow Jones U.S. Energy Sector Index Fund            06/12/00        4/30                50,407             52,436
      iShares Dow Jones U.S. Financial Sector Index Fund         05/22/00        4/30                67,376            102,089
      iShares Dow Jones U.S. Healthcare Sector Index Fund        06/12/00        4/30                78,456             53,904
      iShares Dow Jones U.S. Industrial Sector Index Fund        06/12/00        4/30                49,443             56,112
      iShares Dow Jones U.S. Technology Sector Index Fund        05/15/00        4/30                65,096            130,946
      iShares Dow Jones U.S. Telecommunications Sector Index
       Fund                                                      05/22/00        4/30                45,829             59,761
      iShares Dow Jones U.S. Utilities Sector Index Fund         06/12/00        4/30                62,455             60,151
      iShares Dow Jones U.S. Financial Services Composite
       Index Fund                                                06/12/00        4/30                54,092             62,890

page 44                                                                 i Shares

                                                                                               CUSTODY,            CUSTODY,
                                                                                            ADMINISTRATION,    ADMINISTRATION,
                                                                                           TRANSFER AGENCY     TRANSFER AGENCY
                                                                                               EXPENSES         EXPENSES PAID
                                                                                           PAID DURING MOST    FROM INCEPTION
                                                                 INCEPTION    FISCAL YEAR     RECENT FULL       THROUGH FIRST
      NAME                                                         DATE           END         FISCAL YEAR      FISCAL YEAR END
      --------------------------------------------------------   ---------    -----------  ----------------    ---------------
      iShares Dow Jones U.S. Real Estate Index Fund              06/12/00        4/30                62,948             58,648
      iShares Russell 3000 Index Fund                            05/22/00        3/31               408,195            145,974
      iShares Russell 3000 Growth Index Fund                     07/24/00        3/31                64,634             46,893
      iShares Russell 3000 Value Index Fund                      07/24/00        3/31                72,307             51,566
      iShares Russell 2000 Index Fund                            05/22/00        3/31               741,903            378,572
      iShares Russell 2000 Growth Index Fund                     07/24/00        3/31               185,800             71,682
      iShares Russell 2000 Value Index Fund                      07/24/00        3/31               294,412            107,927
      iShares Russell 1000 Index Fund                            05/15/00        3/31               141,567            273,234
      iShares Russell 1000 Growth Index Fund                     05/22/00        3/31               171,689             72,129
      iShares Russell 1000 Value Index Fund                      05/22/00        3/31               204,785             90,761
      iShares Russell Midcap Index Fund                          07/17/01        3/31                   N/A*            47,875
      iShares Russell Midcap Growth Index Fund                   07/17/01        3/31                   N/A*            39,625
      iShares Russell Midcap Value Index Fund                    07/17/01        3/31                   N/A*            49,353
      iShares Cohen & Steers Realty Majors Index Fund            01/29/01        4/30                48,210             14,433
      iShares Nasdaq Biotechnology Index Fund                    02/05/01        3/31                78,416             10,154
      iShares Goldman Sachs Technology Index Fund                03/13/01        7/31                39,476             23,303
      iShares Goldman Sachs Networking Index Fund                07/10/01        7/31                35,134              4,487
      iShares Goldman Sachs Semiconductor Index Fund             07/10/01        7/31                34,401              4,310
      iShares Goldman Sachs Software Index Fund                  07/10/01        7/31                31,114              4,308
      iShares Goldman Sachs Natural Resources Index Fund         10/22/01        7/31                   N/A**           28,580
      iShares MSCI EAFE Index Fund                               08/14/01        7/31                   N/A**          778,706

     *    As of March 31, 2002, this Fund had not completed a full fiscal year.
     **   As of July 31, 2002, this Fund had not completed a full fiscal year.

DISTRIBUTOR. SEI Investments Distribution Co. is the Distributor of iShares. Its principal address is 1 Freedom Valley Drive, Oaks, PA 19456. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes iShares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. iShares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading Creation and Redemption of Creation Units Aggregations. iShares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, the Statement of Additional Information to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD").

The Distribution Agreement for each Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least 60-days written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of iShares. Such Soliciting Dealers may also be Authorized Participants (as defined below), DTC Participants (as defined below) and/or Investor Services Organizations.

BGFA or BGI may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of iShares.

The following table sets forth fees paid by BGFA to the Distributor for certain services, not primarily intended to result in the sale of shares, provided to each Fund during its most recent full fiscal year, if applicable, as well as during the period from the Fund's inception date to its first fiscal year end.

iShares Creation and Redemption of Creation Unit Aggregations            page 45

                                                                                                               FEES PAID FROM
                                                                                           FEES PAID DURING       INCEPTION
                                                                 INCEPTION    FISCAL YEAR  MOST RECENT FULL     THROUGH FIRST
      NAME                                                         DATE           END         FISCAL YEAR      FISCAL YEAR END
      --------------------------------------------------------   ---------    -----------  ----------------    ---------------
      iShares S&P 100 Index Fund                                 10/23/00        3/31      $         35,756    $        17,308
      iShares S&P 500 Index Fund                                 05/15/00        3/31               260,563            508,254
      iShares S&P 500/BARRA Growth Index Fund                    05/22/00        3/31                36,425             32,977
      iShares S&P 500/BARRA Value Index Fund                     05/22/00        3/31                49,290             39,215
      iShares S&P MidCap 400 Index Fund                          05/22/00        3/31                39,586             66,343
      iShares S&P MidCap 400/BARRA Growth Index Fund             07/24/00        3/31                34,827             12,676
      iShares S&P MidCap 400/BARRA Value Index Fund              07/24/00        3/31                34,860              8,025
      iShares S&P SmallCap 600 Index Fund                        05/22/00        3/31                48,720             27,035
      iShares S&P SmallCap 600/BARRA Growth Index Fund           07/24/00        3/31                34,796              4,887
      iShares S&P SmallCap 600/BARRA Value Index Fund            07/24/00        3/31                34,860              5,604
      iShares S&P Global 100 Index Fund                          12/05/00        3/31                34,756              8,279
      iShares S&P Global Energy Sector Index Fund                11/12/01        3/31                   N/A*            14,746
      iShares S&P Global Financials Sector Index Fund            11/12/01        3/31                   N/A*            14,744
      iShares S&P Global Healthcare Sector Index Fund            11/13/01        3/31                   N/A*            14,746
      iShares S&P Global Technology Sector Index Fund            11/12/01        3/31                   N/A*            14,746
      iShares S&P Global Telecommunications Sector Index Fund    11/12/01        3/31                   N/A*            14,745
      iShares S&P Europe 350 Index Fund                          07/25/00        3/31                34,822             11,970
      iShares S&P Latin America 40 Index Fund                    10/25/01        3/31                   N/A*            17,243
      iShares S&P/TOPIX 150 Index Fund                           10/23/01        3/31                   N/A*            17,251
      iShares Dow Jones U.S. Total Market Index Fund             06/12/00        4/30                35,535              8,668
      iShares Dow Jones U.S. Basic Materials Sector Index Fund   06/12/00        4/30                35,507              2,755
      iShares Dow Jones U.S. Consumer Cyclical Sector Index
       Fund                                                      06/12/00        4/30,               35,528              5,277
      iShares Dow Jones U.S. Consumer Non-Cyclical Sector
       Index Fund                                                06/12/00        4/30                35,512              4,124
      iShares Dow Jones U.S. Energy Sector Index Fund            06/12/00        4/30                35,527             10,420
      iShares Dow Jones U.S. Financial Sector Index Fund         05/22/00        4/30                35,535             30,774
      iShares Dow Jones U.S. Healthcare Sector Index Fund        06/12/00        4/30                35,593             12,014
      iShares Dow Jones U.S. Industrial Sector Index Fund        06/12/00        4/30                35,515              7,860
      iShares Dow Jones U.S. Technology Sector Index Fund        05/15/00        4/30                35,555             46,053
      iShares Dow Jones U.S. Telecommunications Sector Index
       Fund                                                      05/22/00        4/30                35,512             17,955
      iShares Dow Jones U.S. Utilities Sector Index Fund         06/12/00        4/30                35,548              9,964
      iShares Dow Jones U.S. Financial Services Composite
       Index Fund                                                06/12/00        4/30                35,514             15,104
      iShares Dow Jones U.S. Real Estate Index Fund              06/12/00        4/30                35,532              8,440
      iShares Russell 3000 Index Fund                            05/22/00        3/31                77,923             41,362
      iShares Russell 3000 Growth Index Fund                     07/24/00        3/31                34,756              4,109
      iShares Russell 3000 Value Index Fund                      07/24/00        3/31                34,763              4,864
      iShares Russell 2000 Index Fund                            05/22/00        3/31               126,184             97,698
      iShares Russell 2000 Growth Index Fund                     07/24/00        3/31                37,175             14,491
      iShares Russell 2000 Value Index Fund                      07/24/00        3/31                50,843             21,992
      iShares Russell 1000 Index Fund                            05/15/00        3/31                36,425             99,243
      iShares Russell 1000 Growth Index Fund                     05/22/00        3/31                44,798             23,487
      iShares Russell 1000 Value Index Fund                      05/22/00        3/31                46,911             26,396
      iShares Russell Midcap Index Fund                          07/17/01        3/31                   N/A*            24,751
      iShares Russell Midcap Growth Index Fund                   07/17/01        3/31                   N/A*            24,751
      iShares Russell Midcap Value Index Fund                    07/17/01        3/31                   N/A*            24,752
      iShares Cohen & Steers Realty Majors Index Fund            01/29/01        4/30                35,513              2,014
      iShares Nasdaq Biotechnology Index Fund                    02/05/01        3/31                34,826              3,218
      iShares Goldman Sachs Technology Index Fund                03/13/01        7/31                35,067              3,431
      iShares Goldman Sachs Networking Index Fund                07/10/01        7/31                35,067              2,500
      iShares Goldman Sachs Semiconductor Index Fund             07/10/01        7/31                35,067              2,500
      iShares Goldman Sachs Software Index Fund                  07/10/01        7/31                35,067              2,500
      iShares Goldman Sachs Natural Resources Index Fund         10/22/01        7/31                   N/A**           30,067
      iShares MSCI EAFE Index Fund                               08/14/01        7/31                   N/A**           40,159

     *    As of March 31, 2002, this Fund had not completed a full fiscal year.
     **   As of July 31, 2002, this Fund had not completed a full fiscal year.

INDEX PROVIDERS. Each Fund is based upon a particular index compiled by one of the following index providers: Standard & Poor's (a division of the McGraw-Hill Companies), Frank Russell Company, Dow Jones & Company, Cohen & Steers, Nasdaq, Goldman Sachs and MSCI. None of the index providers is affiliated with a Fund or with BGI or its affiliates. Each Fund is entitled to use the Underlying Index pursuant to a sub-licensing agreement with BGI, which in turn has a licensing agreement with the relevant Index Provider. BGI has provided the sub-licenses without charge to any Fund.

page 46                                                                 i Shares

Brokerage Transactions

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, BGFA relies upon its experience and knowledge regarding commissions generally charged by various brokers.

In seeking to implement the Trust's policies, BGFA effects transactions with those brokers and dealers that BGFA believes provide the most favorable prices and are capable of providing efficient executions. BGFA and its affiliates do not participate in soft dollar transactions.

The Trust may execute brokerage or other agency transactions through affiliates that are registered broker-dealers, for commissions, in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. Under these provisions, affiliates of BGFA are permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the affiliate and the Trust expressly permitting the affiliate of BGFA to receive and retain such compensation. These rules further require that the commissions paid by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid and will review these procedures periodically.

The following table sets forth the brokerage commissions paid by each Fund during its most recent full fiscal year as well as during the period from the Fund's inception date to its first fiscal year end.

                                                                                                                 COMMISSIONS
                                                                                             COMMISSIONS          PAID FROM
                                                                                             PAID DURING          INCEPTION
                                                                 INCEPTION    FISCAL YEAR  MOST RECENT FULL     THROUGH FIRST
      NAME                                                         DATE           END         FISCAL YEAR      FISCAL YEAR END
      --------------------------------------------------------   ---------    -----------  ----------------    ---------------
      iShares S&P 100 Index Fund                                 10/23/00        3/31      $         21,328    $        10,048
      iShares S&P 500 Index Fund                                 05/15/00        3/31               147,702            108,184
      iShares S&P 500/BARRA Growth Index Fund                    05/22/00        3/31                29,087             33,848
      iShares S&P 500/BARRA Value Index Fund                     05/22/00        3/31                58,281             21,238
      iShares S&P MidCap 400 Index Fund                          05/22/00        3/31                64,128            114,412
      iShares S&P MidCap 400/BARRA Growth Index Fund             07/24/00        3/31                62,671             53,624
      iShares S&P MidCap 400/BARRA Value Index Fund              07/24/00        3/31                50,428             17,281
      iShares S&P SmallCap 600 Index Fund                        05/22/00        3/31               126,854             68,518
      iShares S&P SmallCap 600/BARRA Growth Index Fund           07/24/00        3/31                39,345             35,000
      iShares S&P SmallCap 600/BARRA Value Index Fund            07/24/00        3/31                66,161             18,621
      iShares S&P Global 100 Index Fund                          12/05/00        3/31                 3,319              6,271
      iShares S&P Global Energy Sector Index Fund                11/12/01        3/31                   N/A*               570
      iShares S&P Global Financials Sector Index Fund            11/12/01        3/31                   N/A*                 5
      iShares S&P Global Healthcare Sector Index Fund            11/13/01        3/31                   N/A*               139
      iShares S&P Global Technology Sector Index Fund            11/12/01        3/31                   N/A*               550
      iShares S&P Global Telecommunications Sector Index Fund    11/12/01        3/31                   N/A*               732
      iShares S&P Europe 350 Index Fund                          07/25/00        3/31                21,999             43,104
      iShares S&P Latin America 40 Index Fund                    10/25/01        3/31                   N/A*               735
      iShares S&P/TOPIX 150 Index Fund                           10/23/01        3/31                   N/A*               170
      iShares Dow Jones U.S. Total Market Index Fund             06/12/00        4/30                 9,435              3,952
      iShares Dow Jones U.S. Basic Materials Sector Index Fund   06/12/00        4/30                 3,638              3,200
      iShares Dow Jones U.S. Consumer Cyclical Sector Index
       Fund                                                      06/12/00        4/30                 3,963              7,899
      iShares Dow Jones U.S. Consumer Non-Cyclical Sector
       Index Fund                                                06/12/00        4/30                 4,096              7,950
      iShares Dow Jones U.S. Energy Sector Index Fund            06/12/00        4/30                16,680             11,042
      iShares Dow Jones U.S. Financial Sector Index Fund         05/22/00        4/30                 5,467             13,493
      iShares Dow Jones U.S. Healthcare Sector Index Fund        06/12/00        4/30                 4,611              3,101
      iShares Dow Jones U.S. Industrial Sector Index Fund        06/12/00        4/30                23,318             10,950
      iShares Dow Jones U.S. Technology Sector Index Fund        05/15/00        4/30                12,021             12,969
      iShares Dow Jones U.S. Telecommunications Sector Index
       Fund                                                      05/22/00        4/30                58,357             59,573
      iShares Dow Jones U.S. Utilities Sector Index Fund         06/12/00        4/30                16,579              6,002
      iShares Dow Jones U.S. Financial Services Index Fund       06/12/00        4/30                 1,925              3,669
      iShares Dow Jones U.S. Real Estate Index Fund              06/12/00        4/30                19,967             18,648
      iShares Russell 3000 Index Fund                            05/22/00        3/31               101,505             10,762

iShares Creation and Redemption of Creation Unit Aggregations            page 47

                                                                                                                 COMMISSIONS
                                                                                             COMMISSIONS          PAID FROM
                                                                                             PAID DURING          INCEPTION
                                                                 INCEPTION    FISCAL YEAR  MOST RECENT FULL     THROUGH FIRST
      NAME                                                         DATE           END         FISCAL YEAR      FISCAL YEAR END
      --------------------------------------------------------   ---------    -----------  ----------------    ---------------
      iShares Russell 3000 Growth Index Fund                     07/24/00        3/31                 5,112                481
      iShares Russell 3000 Value Index Fund                      07/24/00        3/31                11,853              2,279
      iShares Russell 2000 Index Fund                            05/22/00        3/31               760,213            435,597
      iShares Russell 2000 Growth Index Fund                     07/24/00        3/31               164,482             23,347
      iShares Russell 2000 Value Index Fund                      07/24/00        3/31               340,383             41,057
      iShares Russell 1000 Index Fund                            05/15/00        3/31                31,665             25,814
      iShares Russell 1000 Growth Index Fund                     05/22/00        3/31                53,986              9,375
      iShares Russell 1000 Value Index Fund                      05/22/00        3/31                91,295             15,263
      iShares Russell Midcap Index Fund                          07/17/01        3/31                   N/A*             4,555
      iShares Russell Midcap Growth Index Fund                   07/17/01        3/31                   N/A*             2,100
      iShares Russell Midcap Value Index Fund                    07/17/01        3/31                   N/A*             4,117
      iShares Cohen & Steers Realty Majors Index Fund            01/29/01        4/30                19,119              1,391
      iShares Nasdaq Biotechnology Index Fund                    02/05/01        3/31                29,880              9,616
      iShares Goldman Sachs Technology Index Fund                03/13/01        7/31                 5,088                249
      iShares Goldman Sachs Networking Index Fund                07/10/01        7/31                67,648              4,244
      iShares Goldman Sachs Semiconductor Index Fund             07/10/01        7/31                 4,039                  0
      iShares Goldman Sachs Software Index Fund                  07/10/01        7/31                 3,602                  0
      iShares Goldman Sachs Natural Resources Index Fund         10/22/01        7/31                   N/A**            2,758
      iShares MSCI EAFE Index Fund                               08/14/01        7/31                   N/A**          279,407

     *    As of March 31, 2002, this Fund had not completed a full fiscal year.
     **   As of July 31, 2002, this Fund had not completed a full fiscal year.

The total commissions paid by the Trust for the Funds with fiscal years ending on March 31, 2002, April 30, 2002 and July 31, 2002 was $2,880,014.

The following table sets forth the names of the Funds' "regular broker dealers", as defined under the 1940 Act, which derive more than 15% of their gross revenues from securities-related activities and in which a Fund invests, together with the market value of such investment as of the respective Fund's most recently completed fiscal year.

                                                           FISCAL YEAR                                        MARKET VALUE OF
      FUND                                                     END                     ISSUER                   INVESTMENT
      --------------------------------------------------   -----------     --------------------------------   ---------------
      iShares S&P 100 Index Fund                               3/31        Bank of America Corp.              $     2,058,353
                                                                           Morgan Stanley Dean Witter & Co.         1,213,367
                                                                           Merrill Lynch & Co. Inc.                   897,654
                                                                           Lehman Brothers Holdings Inc               304,002

      iShares S&P 500 Index Fund                               3/31        Bank of America Corp.                   42,866,612
                                                                           Morgan Stanley Dean Witter & Co.        25,234,911
                                                                           Merrill Lynch & Co. Inc.                18,695,623
                                                                           Lehman Brothers Holdings Inc             6,282,426

      iShares S&P 500/BARRA Value Index Fund                   3/31        Bank of America Corp.                   11,715,765
                                                                           Morgan Stanley Dean Witter & Co.         6,906,829
                                                                           Merrill Lynch & Co. Inc.                 5,107,088
                                                                           Lehman Brothers Holdings Inc             1,725,242

      iShares S&P Global 100 Index Fund                        3/31        Morgan Stanley Dean Witter & Co.           446,560

      iShares Dow Jones U.S. Total Market Index Fund           4/30        Morgan Stanley Dean Witter & Co.           532,889
                                                                           Merrill Lynch & Co. Inc.                   370,204
                                                                           Prudential Financial Inc.                  202,583
                                                                           The Goldman Sachs Group Inc.               188,842
                                                                           Lehman Brothers Holdings Inc               156,822
                                                                           Knight Trading Group Inc.                    6,900

      iShares Dow Jones U.S. Financial Sector Index Fund       4/30        Morgan Stanley Dean Witter & Co.         2,624,314
                                                                           Merrill Lynch & Co. Inc.                 1,823,300
                                                                           Prudential Financial Inc.                1,003,125
                                                                           The Goldman Sachs Group Inc.               925,155
                                                                           Lehman Brothers Holdings Inc               772,900

      iShares Dow Jones U.S. Financial Services Index Fund     4/30        Morgan Stanley Dean Witter & Co.         1,762,490
                                                                           Merrill Lynch & Co. Inc.                 1,225,025
                                                                           The Goldman Sachs Group Inc.               621,967

page 48                                                                 i Shares

                                                           FISCAL YEAR                                        MARKET VALUE OF
      FUND                                                     END                     ISSUER                   INVESTMENT
      --------------------------------------------------   -----------     --------------------------------   ---------------
                                                                           Lehman Brothers Holdings Inc               519,082
                                                                           The Bear Stearns Companies Inc.            228,992
                                                                           Investment Technology Group Inc.            82,110
                                                                           Jeffries Group Inc.                         37,564

      iShares Russell 3000 Index Fund                          3/31        Morgan Stanley Dean Witter & Co.         7,454,713
                                                                           Merrill Lynch & Co. Inc.                 5,552,786
                                                                           The Goldman Sachs Group Inc.             2,281,249
                                                                           Lehman Brothers Holdings Inc             1,844,438
                                                                           Investment Technology Group Inc.           300,302
                                                                           Jeffries Group Inc.                        134,623

      iShares Russell 3000 Growth Index Fund                   3/31        Morgan Stanley Dean Witter & Co.            17,021

      iShares Russell 3000 Value Index Fund                    3/31        Morgan Stanley Dean Witter & Co.           670,355
                                                                           Merrill Lynch & Co. Inc.                   529,544
                                                                           The Goldman Sachs Group Inc.               218,044
                                                                           Lehman Brothers Holdings Inc               175,756
                                                                           Knight Trading Group Inc.                    2,563

      iShares Russell 2000 Index Fund                          3/31        Jeffries Group Inc.                      3,184,044

      iShares Russell 1000 Index Fund                          3/31        Morgan Stanley Dean Witter & Co.         2,479,403
                                                                           Merrill Lynch & Co. Inc.                 1,854,122
                                                                           The Goldman Sachs Group Inc.               762,613
                                                                           Lehman Brothers Holdings Inc               617,506
                                                                           Knight Trading Group Inc.                   24,547

      iShares Russell 1000 Growth Index Fund                   3/31        Morgan Stanley Dean Witter & Co.           321,681
                                                                           Knight Trading Group Inc.                   36,714

      iShares Russell 1000 Value Index Fund                    3/31        Morgan Stanley Dean Witter & Co.         7,510,132
                                                                           Merrill Lynch & Co. Inc.                 5,935,573
                                                                           The Goldman Sachs Group Inc.             2,431,335
                                                                           Lehman Brothers Holdings Inc             1,983,349

      iShares Russell Midcap Index Fund                        3/31        Knight Trading Group Inc.                   11,610

      iShares Russell Midcap Growth Index Fund                 3/31        Knight Trading Group Inc.                   34,479

      iShares MSCI EAFE Index Fund                             7/31        UBS AG - Registered                     38,862,466
                                                                           Deutsche Bank AG                        21,316,937
                                                                           Credit Suisse Group                     17,135,129

The Trust will not deal with affiliates in principal transactions unless permitted by the applicable rule or regulation or by exemptive order.

The following table sets forth the brokerage commissions paid by each Fund to Barclays Global Investors Services ("BGIS"), during its most recent full fiscal year as well as during the period from the Fund's inception date to its first fiscal year end.

                                                                                                                 COMMISSIONS
                                                                                           COMMISSIONS PAID     PAID TO BGIS
                                                                                            TO BGIS DURING     FROM INCEPTION
                                                                 INCEPTION    FISCAL YEAR  MOST RECENT FULL     THROUGH FIRST
      NAME                                                         DATE           END         FISCAL YEAR      FISCAL YEAR END
      --------------------------------------------------------   ---------    -----------  ----------------    ---------------
      iShares S&P MidCap 400 Index Fund                          05/22/00        3/31      $            571    $             0
      iShares S&P MidCap 400/BARRA Growth Index Fund             07/24/00        3/31                   432                  0
      iShares Russell 1000 Index Fund                            05/15/00        3/31                 3,878                  0
      iShares Russell 1000 Growth Index Fund                     05/22/00        3/31                 7,479                  0
      iShares Russell 1000 Value Index Fund                      05/22/00        3/31                25,348                  0
      iShares Russell Midcap Value Index Fund                    07/17/01        3/31                    51                  0
      iShares Cohen & Steers Realty Majors Index Fund            01/29/01        4/30                   800                  0

BGFA assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Funds and one or more other investment companies or clients supervised by BGFA are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by BGFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the

iShares Creation and Redemption of Creation Unit Aggregations            page 49
ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for each Fund is expected to be under 50%. The overall reasonableness of brokerage commissions is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

SHORT-TERM INSTRUMENTS AND TEMPORARY INVESTMENTS. Each Fund may invest in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which a Fund may invest include: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation ("FDIC");
(iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by BGFA, (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S&P; (v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of BGFA are of comparable quality to obligations of U.S. banks which may be purchased by a Fund.

Additional Information Concerning the Trust

SHARES. The Trust was established as a Delaware business trust on December 16, 1999. The Trust currently is comprised of over 50 Funds. Each Fund issues shares of beneficial interest, with no par value. The Board may designate additional Funds.

Each iShare issued by a Fund has a pro rata interest in the assets of the corresponding Fund. iShares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each iShare is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each iShare has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. iShares of all Funds vote together as a single class except that, if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All iShares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of iShares of a Fund and immediately prior to the commencement of trading in such Fund's iShares, a holder of iShares may be a "control person" of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, SEI Investments Distribution Co., at 1 Freedom Valley Drive, Oaks, PA 19456.

Absent an applicable exemption or other relief from the SEC or its staff, officers and Trustees of a Fund and beneficial owners of 10% of the iShares of a Fund ("Insiders") may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the Exchange Act and the SEC's rules promulgated thereunder. Insiders should consult with their own legal counsel concerning their obligations under Section 16 of the Exchange Act.

TERMINATION OF THE TRUST OR FUND. The Trust or a Fund may be terminated by a majority vote of the Board or the affirmative vote of a super majority of the holders of the Trust or such Fund entitled to vote on termination. Although the iShares are not automatically redeemable upon the occurrence of any specific event, the Trust's organizational documents provide that the Board will have the unrestricted power to alter the number of iShares in a Creation Unit Aggregation. In the event of a termination of

page 50                                                                 i Shares
the Trust or a Fund, the Board, in its sole discretion, could determine to permit the iShares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

BOOK-ENTRY ONLY SYSTEM. The following information supplements and should be read in conjunction with the section in the Prospectus entitled Shareholder Information.

DTC ACTS AS SECURITIES DEPOSITORY FOR THE iSHARES. iShares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities' certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the National Association of Securities Dealers, Inc. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of iShares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in iShares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of iShares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the iShares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding iShares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all iShares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in iShares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of iShares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name", and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such iShares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to iShares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.


Creation and Redemption of Creation Unit Aggregations

CREATION. The Trust issues and sells iShares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

iShares Creation and Redemption of Creation Unit Aggregations            page 51

A "Business Day" with respect to each Fund is any day on which the AMEX is open for business. As of the date of the Prospectus, the AMEX observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

FUND DEPOSIT. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities -- the "Deposit Securities" --each Creation Unit Aggregation constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's Underlying Index ("Fund Securities") and an amount of cash -- the "Cash Component" -- computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit", which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.

The Cash Component is sometimes also referred to as the "Balancing Amount." The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the iShares (per Creation Unit Aggregation) and the "Deposit Amount" -- an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

BGFA, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on the AMEX (currently 9:30 am, Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each such Fund.

Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by BGFA with a view to the investment objective of the relevant Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the relevant Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash -- i.e., a "cash in lieu" amount -- to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust also reserves the right to permit or require a "cash in lieu" amount where the delivery of the Deposit Security by the Authorized Participant would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in certain other situations. The adjustments described above will reflect changes known to BGFA on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index being tracked by the relevant Fund or resulting from certain corporate actions.

PROCEDURES FOR CREATION OF CREATION UNIT AGGREGATIONS. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a "Participating Party", i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant". Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All iShares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create iShares must be placed for one or more Creation Unit Aggregations. Each Fund, except the iShares S&P 350 Europe Index Fund, iShares S&P Global 100 Index Fund, iShares S&P Latin America 40 Index Fund, iShares S&P/TOPIX 150 Index Fund and iShares MSCI EAFE Index Fund, is hereinafter referred to as a "Domestic Fund" and each of the iShares S&P Europe 350 Index Fund, the iShares S&P Global 100 Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Technology Sector

page 52                                                                 i Shares

Index Fund, iShares S&P Global Telecommunications Sector Index Fund, iShares S&P Latin America 40 Index Fund, iShares S&P/TOPIX 150 Index Fund, and iShares MSCI EAFE Index Fund is hereinafter referred to as a "Foreign Fund." Orders to create Creation Unit Aggregations of the Foreign Funds cannot be placed through the Clearing Process. All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the AMEX ("Closing Time") (ordinarily 4:15 pm, Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of iShares of each Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date". Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the Placement of Creation Orders for Domestic Funds Using Clearing Process, the Placement of Creation Orders for Domestic Funds Outside Clearing Process and the Placement of Creation Orders for Foreign Funds sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Those placing orders for Creation Unit Aggregations of Domestic Funds through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations of Domestic Funds that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Those placing orders for Creation Unit Aggregations of Foreign Funds should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution making the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the AMEX. Investors should be aware that the Authorized Participant may require orders for Creation Units placed with it to be in the form required by the individual Authorized Participant, which form may not be the same as the form of purchase order specified by the Trust that the Authorized Participant must deliver to the Distributor.

PLACEMENT OF CREATION ORDERS FOR DOMESTIC FUNDS USING CLEARING PROCESS. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Clearing Process. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through Investors Bank to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed.

PLACEMENT OF CREATION ORDERS FOR DOMESTIC FUNDS OUTSIDE CLEARING PROCESS. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement preapproved by BGFA and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 am, Eastern time, of the second Business Day immediately following the Transmittal Date. In certain cases Authorized Participants will create and redeem Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

iShares Creation and Redemption of Creation Unit Aggregations            page 53

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to Investors Bank through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by Investors Bank no later than 11:00 am, Eastern time, on the second Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if Investors Bank does not receive both the required Deposit Securities and the Cash Component by 11:00 am on the second Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

An additional charge of up to three (3) times the normal transaction fee (for a total charge of up to four (4) times the normal transaction fee) may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. This charge is subject to a limit not to exceed 10/100 of 1% (10 basis points) of the value of one Creation Unit at the time of creation.

Creation Unit Aggregations of Domestic Funds may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the iShares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 125% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 pm, Eastern time, on such date and federal funds in the appropriate amount are deposited with Investors Bank by 11:00 am, Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 pm or federal funds in the appropriate amount are not received by 11:00 am the next Business Day, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 125% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 11:00 am, Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by Investors Bank or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

PLACEMENT OF CREATION ORDERS FOR FOREIGN FUNDS. Fund Deposits in connection with the Foreign Funds will not be made either through the Clearing Process or through DTC. Instead, to initiate an order for a Creation Unit Aggregation of a particular Fund, the Authorized Participant must give notice to the Distributor of its intent to submit such an order to purchase not later than 4:00 pm, Eastern time, on the relevant Business Day. The Distributor shall cause BGFA and Investors Bank to be informed of such advice. Investors Bank will then provide such information to the appropriate sub-custodian(s). For each Fund, Investors Bank shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Following the notice of intention, an irrevocable order to purchase Creation Unit Aggregations, in the form required by the Trust, must be received by the Distributor from an Authorized Participant on its own or another investor's behalf by the closing time of the regular trading session on the AMEX on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 pm, Eastern time, on the contractual settlement date.

page 54                                                                 i Shares

The Authorized Participant must also make available no later than 2:00 pm, Eastern time, on the contractual settlement date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase Transaction Fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of Foreign Funds will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 125% of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 pm, Eastern time, on the contractual settlement date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

ACCEPTANCE OF ORDERS FOR CREATION UNIT AGGREGATIONS. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of any Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the iShares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the Listing Exchange for that date by Investors Bank, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful;
(vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or BGFA, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, Investors Bank, the Distributor and BGFA make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, BGFA, the Distributor, DTC, NSCC, Investors Bank or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, Investors Bank, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

CREATION TRANSACTION FEE. A purchase transaction fee is imposed for the transfer and other transaction costs of a Fund associated with the issuance of Creation Units of iShares. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by a purchaser on the same day. Purchasers of Creation Units of iShares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed the additional variable charge for cash purchases on the "cash in lieu" portion of its investment. Purchasers of iShares in Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Investors are also responsible for payment of the costs of transferring the Deposit Securities to the Trust. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the creation transaction fee for each of the Funds.

                                                                                                     STANDARD       MAXIMUM
                                                                                                     CREATION       CREATION
                                                                                                   TRANSACTION    TRANSACTION
NAME OF FUND                                                                                            FEE*          FEE*
---------------------------------------------------------------                                    ------------   ------------
iShares S&P 100 Index Fund                                                                         $        500   $      2,000
iShares S&P 500 Index Fund                                                                         $      2,000   $      8,000
iShares S&P 500/BARRA Growth Index Fund                                                            $        500   $      2,000
iShares S&P 500/BARRA Value Index Fund                                                             $      1,500   $      6,000
iShares S&P MidCap 400 Index Fund                                                                  $      1,500   $      6,000
iShares S&P MidCap 400/BARRA Growth Index Fund                                                     $        500   $      2,000
iShares S&P MidCap 400/BARRA Value Index Fund                                                      $      1,250   $      5,000
iShares S&P SmallCap 600 Index Fund                                                                $      2,500   $     10,000
iShares S&P SmallCap 600/BARRA Growth Index Fund                                                   $        750   $      3,000

iShares Placement of Creation Orders                                     page 55

                                                                                                     STANDARD       MAXIMUM
                                                                                                     CREATION       CREATION
                                                                                                   TRANSACTION    TRANSACTION
NAME OF FUND                                                                                            FEE*          FEE*
---------------------------------------------------------------                                    ------------   ------------
iShares S&P SmallCap 600/BARRA Value Index Fund                                                    $      1,750   $      7,000
iShares S&P Global 100 Index Fund                                                                  $      2,000   $      8,000
iShares S&P Global Energy Sector Index Fund                                                        $        600   $      2,400
iShares S&P Global Financial Sector Index Fund                                                     $      4,200   $     16,800
iShares S&P Global Healthcare Sector Index Fund                                                    $        700   $      2,800
iShares S&P Global Technology Sector Index Fund                                                    $      1,400   $      5,600
iShares S&P Global Telecommunications Sector Index Fund                                            $        900   $      3,600
iShares S&P Europe 350 Index Fund                                                                  $     12,000   $     48,000
iShares S&P Latin America 40 Index Fund                                                            $        450   $      1,800
iShares S&P/TOPIX 150 Index Fund                                                                   $      3,000   $     12,000
iShares Dow Jones U.S. Total Market Index Fund                                                     $      8,000   $     32,000
iShares Dow Jones U.S. Basic Materials Sector Index Fund                                           $        500   $      2,000
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund                                         $      1,500   $      6,000
iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund                                     $        500   $      2,000
iShares Dow Jones U.S. Energy Sector Index Fund                                                    $        500   $      2,000
iShares Dow Jones U.S. Financial Sector Index Fund                                                 $      1,500   $      6,000
iShares Dow Jones U.S. Healthcare Sector Index Fund                                                $        750   $      3,000
iShares Dow Jones U.S. Industrial Sector Index Fund                                                $      1,500   $      6,000
iShares Dow Jones U.S. Technology Sector Index Fund                                                $      1,250   $      5,000
iShares Dow Jones U.S. Telecommunications Sector Index Fund                                        $        250   $      1,000
iShares Dow Jones U.S. Utilities Sector Index Fund                                                 $        500   $      2,000
iShares Dow Jones U.S. Financial Services Index Fund                                               $      1,000   $      4,000
iShares Dow Jones U.S. Real Estate Index Fund                                                      $        500   $      2,000
iShares Russell 3000 Index Fund                                                                    $      5,000   $     20,000
iShares Russell 3000 Growth Index Fund                                                             $      7,000   $     28,000
iShares Russell 3000 Value Index Fund                                                              $      8,000   $     32,000
iShares Russell 2000 Index Fund                                                                    $      7,500   $     30,000
iShares Russell 2000 Growth Index Fund                                                             $      5,000   $     20,000
iShares Russell 2000 Value Index Fund                                                              $      5,000   $     20,000
iShares Russell 1000 Index Fund                                                                    $      4,000   $     16,000
iShares Russell 1000 Growth Index Fund                                                             $      2,000   $      8,000
iShares Russell 1000 Value Index Fund                                                              $      3,000   $     12,000
iShares Russell Midcap Index Fund                                                                  $      3,150   $     12,600
iShares Russell Midcap Growth Index Fund                                                           $      1,600   $      6,400
iShares Russell Midcap Value Index Fund                                                            $      2,300   $      9,200
iShares Cohen & Steers Realty Majors Index Fund                                                    $        250   $      1,000
iShares Nasdaq Biotechnology Index Fund                                                            $        350   $      1,400
iShares Goldman Sachs Technology Index Fund                                                        $        900   $      3,600
iShares Goldman Sachs Networking Index Fund                                                        $        200   $        800
iShares Goldman Sachs Semiconductor Index Fund                                                     $        250   $      1,000
iShares Goldman Sachs Software Index Fund                                                          $        250   $      1,000
iShares Goldman Sachs Natural Resources Index Fund                                                 $        500   $      2,000
iShares MSCI EAFE Index Fund                                                                       $     22,000   $     88,000

     * If a Creation Unit is purchased outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

REDEMPTION OF iSHARES IN CREATION UNITS AGGREGATIONS. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through Investors Bank and only on a Business Day. A Fund will not redeem iShares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough iShares in the secondary market to constitute a Creation Unit Aggregation in order to have such iShares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit Aggregation.

With respect to each Fund, BGFA, (i) through the NSCC for Domestic Funds, and
(ii) through the Distributor, makes available immediately prior to the opening of business on the AMEX (currently 9:30 am, Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in

page 56                                                                 i Shares
proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities -- as announced on the Business Day of the request for redemption received in proper form -- plus cash in an amount equal to the difference between the NAV of the iShares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater then the NAV of the iShares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (i) for any period during which the AMEX is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the AMEX is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the iShares of a Fund or determination of such Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

REDEMPTION TRANSACTION FEE. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The redemption transaction fees for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed below. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the redemption transaction fee for each of the Funds.

                                                                                                     STANDARD       MAXIMUM
                                                                                                    REDEMPTION     REDEMPTION
                                                                                                   TRANSACTION    TRANSACTION
NAME OF FUND                                                                                           FEE*           FEE*
---------------------------------------------------------------                                    ------------   ------------
iShares S&P 100 Index Fund                                                                         $        500   $      2,000
iShares S&P 500 Index Fund                                                                         $      2,000   $      8,000
iShares S&P 500/BARRA Growth Index Fund                                                            $        500   $      2,000
iShares S&P 500/BARRA Value Index Fund                                                             $      1,500   $      6,000
iShares S&P MidCap 400 Index Fund                                                                  $      1,500   $      6,000
iShares S&P MidCap 400/BARRA Growth Index Fund                                                     $        500   $      2,000
iShares S&P MidCap 400/BARRA Value Index Fund                                                      $      1,250   $      5,000
iShares S&P SmallCap 600 Index Fund                                                                $      2,500   $     10,000
iShares S&P SmallCap 600/BARRA Growth Index Fund                                                   $        750   $      3,000
iShares S&P SmallCap 600/BARRA Value Index Fund                                                    $      1,750   $      7,000
iShares S&P Global 100 Index Fund                                                                  $      2,000   $      8,000
iShares S&P Global Energy Sector Index Fund                                                        $        600   $      2,400
iShares S&P Global Financials Sector Index Fund                                                    $      4,200   $     16,800
iShares S&P Global Healthcare Sector Index Fund                                                    $        700   $      2,800
iShares S&P Global Technology Sector Index Fund                                                    $      1,400   $      5,600
iShares S&P Global Telecommunications Sector Index Fund                                            $        900   $      3,600
iShares S&P Europe 350 Index Fund                                                                  $     12,000   $     48,000
iShares S&P Latin America 40 Index Fund                                                            $        450   $      1,800
iShares S&P/Topix 150 Index Fund                                                                   $      3,000   $     12,000
iShares Dow Jones U.S. Total Market Index Fund                                                     $      8,000   $     32,000
iShares Dow Jones U.S. Basic Materials Sector Index Fund                                           $        500   $      2,000
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund                                         $      1,500   $      6,000
iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund                                     $        500   $      2,000
iShares Dow Jones U.S. Energy Sector Index Fund                                                    $        500   $      2,000
iShares Dow Jones U.S. Financial Sector Index Fund                                                 $      1,500   $      6,000
iShares Dow Jones U.S. Healthcare Sector Index Fund                                                $        750   $      3,000
iShares Dow Jones U.S. Industrial Sector Index Fund                                                $      1,500   $      6,000
iShares Dow Jones U.S. Technology Sector Index Fund                                                $      1,250   $      5,000
iShares Dow Jones U.S. Telecommunications Sector Index Fund                                        $        250   $      1,000
iShares Dow Jones U.S. Utilities Sector Index Fund                                                 $        500   $      2,000
iShares Dow Jones U.S. Financial Services Index Fund                                               $      1,000   $      4,000
iShares Dow Jones U.S. Real Estate Index Fund                                                      $        500   $      2,000
iShares Russell 3000 Index Fund                                                                    $      5,000   $     20,000
iShares Russell 3000 Growth Index Fund                                                             $      7,000   $     28,000
iShares Russell 3000 Value Index Fund                                                              $      8,000   $     32,000
iShares Russell 2000 Index Fund                                                                    $      7,500   $     30,000
iShares Russell 2000 Growth Index Fund                                                             $      5,000   $     20,000
iShares Russell 2000 Value Index Fund                                                              $      5,000   $     20,000

iShares Acceptance of Orders                                             page 57

                                                                                                     STANDARD       MAXIMUM
                                                                                                    REDEMPTION     REDEMPTION
                                                                                                   TRANSACTION    TRANSACTION
NAME OF FUND                                                                                           FEE*           FEE*
---------------------------------------------------------------                                    ------------   ------------
iShares Russell 1000 Index Fund                                                                    $      4,000   $     16,000
iShares Russell 1000 Growth Index Fund                                                             $      2,000   $      8,000
iShares Russell 1000 Value Index Fund                                                              $      3,000   $     12,000
iShares Russell Midcap Index Fund                                                                  $      3,150   $     12,600
iShares Russell Midcap Growth Index Fund                                                           $      1,600   $      6,400
iShares Russell Midcap Value Index Fund                                                            $      2,300   $      9,200
iShares Cohen & Steers Realty Majors Index Fund                                                    $        250   $      1,000
iShares Nasdaq Biotechnology Index Fund                                                            $        350   $      1,400
iShares Goldman Sachs Technology Index Fund                                                        $        900   $      3,600
iShares Goldman Sachs Networking Index Fund                                                        $        200   $        800
iShares Goldman Sachs Semiconductor Index Fund                                                     $        250   $      1,000
iShares Goldman Sachs Software Index Fund                                                          $        250   $      1,000
iShares Goldman Sachs Natural Resources Index Fund                                                 $        500   $      2,000
iShares MSCI EAFE Index Fund                                                                       $     22,000   $     88,000

     * If a Creation Unit is redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

PLACEMENT OF REDEMPTION ORDERS FOR DOMESTIC FUNDS USING CLEARING PROCESS. Orders to redeem Creation Unit Aggregations of Domestic Funds through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by Investors Bank not later than 4:00 pm, Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 pm, Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

PLACEMENT OF REDEMPTION ORDERS FOR DOMESTIC FUNDS OUTSIDE CLEARING PROCESS. Orders to redeem Creation Unit Aggregations of Domestic Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of iShares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by Investors Bank not later than 4:00 pm, Eastern time, on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of iShares of the Fund specified in such order, which delivery must be made through DTC to Investors Bank no later than 11:00 am, Eastern time, on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time"); and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust. In certain cases Authorized Participants will redeem and create Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

PLACEMENT OF REDEMPTION ORDERS FOR FOREIGN FUNDS. Orders to redeem Creation Unit Aggregations of Foreign Funds must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations of Foreign Funds is deemed received by the Trust on the Transmittal Date if (i) such order is received by Investors Bank not later than 4:00 pm, Eastern time, on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of iShares of the Fund specified in such order, which delivery must be made through DTC to Investors Bank no later than the DTC Cut-Off-Time; and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for Foreign Funds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local

page 58                                                                 i Shares
market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Foreign Funds.

In connection with taking delivery of shares of Fund Securities upon redemption of iShares of Foreign Funds, a redeeming Beneficial Owner or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

To the extent contemplated by an Authorized Participant's agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Distributor, on behalf of the Fund, at or prior to the closing time of the regular trading session on the AMEX on the date such redemption request is submitted, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing iShares as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 125% of the value of the missing iShares. The current procedures for collateralization of missing iShares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by Investors Bank and marked to market daily, and that the fees of Investors Bank and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant's agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing iShares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by Investors Bank according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to Investors Bank by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of iShares of the relevant Fund are delivered to Investors Bank prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by Investors Bank on such Transmittal Date. If, however, a redemption order is submitted to Investors Bank by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of iShares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the iShares of the relevant Fund are delivered through DTC to Investors Bank by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such iShares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its iShares based on the NAV of iShares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of iShares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the iShares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Because the Portfolio Securities of a Foreign Fund may trade on the relevant exchange(s) on days that the AMEX is closed or are otherwise not Business Days for such Foreign Fund, stockholders may not be able to redeem their shares of such Foreign Fund, or to purchase and sell iShares of such Foreign Fund on the AMEX or the CBOE, on days when the NAV of such Foreign Fund could be significantly affected by events in the relevant foreign markets.

iShares Redemption of iShares                                            page 59

Foreign Market Hours

Argentina
Primary Exchange Trading Hours - Monday through Friday, 10:00 am to 5:00 pm Screened based system (SINAC) Open Outcry - 1:00 pm to 5:00 pm

Australia
Primary Exchange Trading Hours - Monday through Friday, 10:00 am to 4:00 pm Closing Single Price Auction - 4:00 pm to 4:05 pm Late trading daily - 4:05 pm to 7:00 pm

Austria
Primary Exchange Trading Hours - Monday through Friday, 9:16 am to 3:00 pm Electronic Quote Delivery Service (EQOS)/9:30 am to 3:00 pm (Other trading)

Belgium
Primary Exchange Trading Hours - Monday through Friday, 10:00 am to 4:45 pm

Brazil
Primary Exchange Trading Hours - Monday through Friday, 11:30 am to 1:00 pm; 2:30 pm to 6:00 pm

Canada
Primary Exchange Trading Hours - Monday through Friday, 9:30 am to 4:00 pm

Chile
Primary Exchange Trading Hours - Monday through Friday, 9:30 am to 5:30 pm

Denmark
Primary Exchange Trading Hours - Monday through Friday, 9:00 am to 5:00 pm

Finland
Primary Exchange Trading Hours - Monday through Friday 10:30 am to 5:30 pm - Continuous trading (Preceded by a 10 min pre-matching period)

France
Primary Exchange Trading Hours - Monday through Friday, 8:30 am to 10:00 am (Pre-market) 10:00 am to 5:05 pm

Germany
Primary Exchange Trading Hours - Monday through Friday, 8:30 am to 5:00 pm

Greece
Primary Exchange Trading Hours - Monday through Friday, 10:45 am to 1:30 pm/(pre-trading 10:15 am to 10:45 am)

Hong Kong
Primary Exchange Trading Hours - Monday through Friday, 10:00 am to 12:30 pm/2:30 pm to 4:00 pm

Indonesia
Primary Exchange Trading Hours - Monday through Thursday, 9:30 am to 12:00 pm/
 1:30 pm to 4:00 pm Friday 9:30 am to 11:30 am/2:00 pm to 4:00 pm

Ireland
Primary Exchange Trading Hours - Monday through Friday, 8:30 am to 5:30 pm

Italy
Primary Exchange Trading Hours - Monday through Friday, 8:00 am to 9:30 am (Pre-open)/9:30-5:45 (Trading)

page 60                                                                 i Shares

Japan
Primary Exchange Trading Hours - Monday through Friday, 9:30 am to 11:00am/ 12:30 pm to 3:00 pm (Osaka has a 10min pre & post session)

Malaysia
Primary Exchange Trading Hours - Monday through Friday, 9:00 am to 12:30 pm/2:30 pm to 5:00 pm

Mexico
Primary Exchange Trading Hours - Monday through Friday, 8:30 am to 3:00 pm

Netherlands
Primary Exchange Trading Hours - Monday through Friday, 9:30 am to 4:30 pm

New Zealand
Primary Exchange Trading Hours - Monday through Friday, 8:30 am to 9:30 am (pre-market) 9:30 am to 3:30 pm

Norway
Primary Exchange Trading Hours - Monday through Friday, 10:00 am to 4:00 pm (with 1/2 hour, pre-market matching session)

Philippines
Primary Exchange Trading Hours - Monday through Friday, 9:30 am to 12:00 pm There is a 10 minute extension at the close.

Portugal
Primary Exchange Trading Hours - Monday through Friday, 8:30 am to 4:30 pm

Singapore
Primary Exchange Trading Hours - Monday through Friday, 9:00 am to 12:30 pm/2:00 pm to 5:00 pm

South Africa
Primary Exchange Trading Hours - Monday through Friday, 9:30 am to 1:00 pm/ 2:00 pm to 4:30 pm

South Korea
Primary Exchange Trading Hours - Monday through Friday, 9:30 am to 12:00 pm/1:00 pm to 3:00 pm After-hours session 3:10 pm to 3:40 pm

Spain
Primary Exchange Trading Hours - Monday through Friday, 9:00 am to 10:00 am (Pre-opening) 10:00 am to 5:00 pm (Trading)

Sweden
Primary Exchange Trading Hours - Monday through Friday, 10:00 am to 5:00 pm

Switzerland
Primary Exchange Trading Hours - Monday through Friday, 9:00 am to 5:00 pm

Taiwan
Primary Exchange Trading Hours - Monday through Friday, 9:00 am to 12:00 pm Saturday, 9:00 am to 11:00 am (closed 2nd & 4th Saturday of each month)

Thailand
Primary Exchange Trading Hours - Monday through Friday, 10:00 am to 12:30 pm/2:30 pm to 4:30 pm

United Kingdom
Primary Exchange Trading Hours - Monday through Friday, 9:00 am to 4:30 pm

iShares Taxes                                                            page 61

United States
Primary Exchange Trading Hours - Monday through Friday, 9:00 am to 4:00 pm (Nasdaq) 9:30 am to 4:00 pm (AMEX)

Venezuela
Primary Exchange Trading Hours - Monday through Friday, 9:45 am to 2:00 pm

Regular Holidays. The dates in calendar year 2003 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

ARGENTINA                            NETHERLANDS
Jan 1      May 25  Aug 21            Jan 1        May 29
Apr 17     Jun 9   Oct 12            Apr 18       Jun 9
Apr 18     Jun 23  Dec 8             Apr 21       Dec 25
May 1      Jul 9   Dec25             Apr 30       Dec26
AUSTRALIA                            NORWAY
Jan 1      Apr 25  Dec 25            Jan 1        May 1      Dec 25
Jan 27     Jun 9   Dec 26            Apr 17       May 17     Dec 26
Apr 18     Aug 4                     Apr 18       May 29
Apr 21     Oct 6                     Apr 21       Jun 9

AUSTRIA                              PORTUGAL
Jan 1      May 29  Oct 26   Dec 25   Jan 1        Apr 25     Aug 15    Dec 8
Jan 6      Jun 9   Nov 1    Dec 26   Mar 4        May 1      Oct 5     Dec25
Apr 21     Jun 19  Dec 8             Apr 18       Jun 10     Nov 1
May 1      Aug 15  Dec 24            Apr 21       Jun 19     Dec 1

BELGIUM                              SINGAPORE
Jan 1      Jun 9   Nov 11            Jan 1        Apr 18     Oct 23
Apr 21     Jul 21  Dec 25            Feb 1        May 1      Nov 25
May 1      Aug 15  Dec 26            Feb 3        May 15     Dec 25
May 29     Nov 1                     Feb 12       Aug 9

BRAZIL                               SPAIN
Jan 1      Apr 21  Oct 12            Jan 1        May 1      Dec 8
Mar 3      May 1   Nov 2             Jan 6        Oct 12     Dec 25
Mar 4      Jun 19  Nov 15            Apr 18       Nov 1      Dec 26
Apr 18     Sep 7   Dec 25            Apr 21       Dec 6

CANADA                               SWEDEN
Jan 1      Aug 4   Dec 25            Jan 1        May 1      Dec 25
Apr 18     Sep 1   Dec 26            Jan 6        May 29     Dec 26
May 19     Oct 13                    Apr 18       Jun 9
Jul 1      Nov 1                     Apr 21       Jun 20

CHILE                                SWITZERLAND
Jan 1      Jun 19  Sep 6    Nov 1    Jan 1        May 1      Dec 24
Apr 18     Jun 28  Sep 18   Dec 8    Jan 2        May 29     Dec 25
May 1      Aug 15  Sep 19   Dec 25   Apr 18       Jun 9      Dec 26
May 21     Sep 1   Oct 12            Apr 21       Aug 1

page 62                                                                 i Shares

DENMARK                                     TAIWAN
Jan 1      May 16  Dec 24                   Jan 1     Feb 3       Apr 5  Oct 10
Apr 17     May 29  Dec 25                   Jan 31    Feb 4       May 1
Apr 18     Jun 5   Dec 26                   Feb 1     Feb 5       Jun 4
Apr 21     Jun 9                            Feb 2     Feb 28      Sep 11

FINLAND                                     UNITED
                                            KINGDOM
Jan 1      May 1   Dec 6                    Jan 1      May 26
Jan 6      May 29  Dec 24                   Apr 18     Aug 25
Apr 18     Jun 20  Dec 25                   Apr 21     Dec 25
Apr 21     Jun 21  Dec 26                   May 5      Dec 26

FRANCE                                      GREECE
Jan 1      May 29  Nov 1                    Jan 1      Apr 25   Aug 15
Apr 21     Jun 9   Nov 11                   Jan 6      Apr 28   Oct 28
May 1      Jul 14  Dec 25                   Mar 10     May 1    Dec 25
May 8      Aug 15                           Mar 25     Jun 16   Dec 26

GERMANY                                     INDONESIA
Jan 1      May 29  Nov 1    Dec 31          Jan 1      Apr 2    May 29   Nov 26
Apr 18     Jun 9   Dec 24                   Feb 1      Apr 18   Aug 17   Dec 25
Apr 21     Jun 19  Dec 25                   Feb 12     May 14   Sep 24
May 1      Oct 3   Dec 26                   Mar 4      May 16   Nov 25

HONG                                        NEW
KONG                                        ZEALAND
Jan 1      Feb 3   Apr 21   Jul 1   Dec 25  Jan 1      Apr 18   Oct 27
Jan 31     Apr 5   May 1    Sep 12  Dec 26  Jan 2      Apr 21   Dec 25
Feb 1      Apr 18  May 8    Oct 1           Jan 27     Apr 25   Dec 26
Feb 2      Apr 19  Jun 4    Oct 4           Feb 6      Jun 2

IRELAND                                     PHILIPPINES
Jan 1      May 5   Dec 25                   Jan 1      May 1    Nov 2    Dec 31
Mar 17     Jun 2   Dec 26                   Apr 9      Jun 12   Nov 30
Apr 18     Aug 4                            Apr 17     Aug 24   Dec 25
Apr 21     Oct 27                           Apr 18     Nov 1    Dec 30

ITALY                                       SOUTH
                                            AFRICA
Jan 1      May 1   Dec 25                   Jan 1      Apr 27   Sep 24
Jan 6      Aug 15  Dec 26                   Mar 21     May 1    Dec 16
Apr 21     Nov 1                            Apr 18     Jun 16   Dec 25
Apr 25     Dec 8                            Apr 21     Aug 9    Dec 26

JAPAN                                       THAILAND
Jan 1      Feb 11  May 4    Sep 23  Dec 23  Jan 1      Apr 15   Jul 1    Dec 5
Jan 2      Mar 21  May 5    Oct 13  Dec 31  Feb 17     May 1    Jul 14   Dec 10
Jan 3      Apr 29  Jul 21   Nov 3           Apr 7      May 5    Aug 12   Dec 31
Jan 13     May 3   Sep 15   Nov 24          Apr 14     May 15   Oct 23

iShares Taxes                                                            page 63

KOREA                                UNITED
                                     STATES
Jan 1      Apr 5   Jun 6    Sep 11   Jan 1        May 26     Nov 11
Jan 31     May 1   Jul 17   Sep 12   Jan 20       Jul 4      Nov 27
Feb 1      May 5   Aug 15   Oct 3    Feb 17       Sep 1      Dec 25
Mar 1      May 8   Sep 10   Dec 25   Apr 18       Oct 13

MALAYSIA                             VENEZUELA
Jan 1      Mar 5   Jun 7    Nov 27   Jan 1        Apr 17     Jun 24
Feb 1      May 1   Aug 31   Dec 25   Mar 3        Apr 18     Jul 5
Feb 2      May 14  Oct 23            Mar 4        Apr 19     Jul 24
Feb 12     May 15  Nov 26            Mar 19       May 1      Dec 25

MEXICO
Jan 1      Apr 18  Sep 16   Dec 25
Feb 5      May 1   Nov 2
Mar 21     May 5   Nov 20
Apr 17     Sep 1   Dec 12

page 64                                                                 i Shares

            SETTLEMENT PERIODS GREATER THAN SEVEN DAYS FOR YEAR 2003

           COUNTRY         TRADE  DATE      SETTLEMENT   # OF  CALENDAR  DAYS
           -------         -----------      ----------   --------------------
           Austria          12/19/2003      12/29/2003             10
                            12/22/2003      12/30/2003              8
                            12/23/2003      12/31/2003              8

           Denmark           4/14/2003       4/22/2003              8
                             4/15/2003       4/23/2003              8
                             4/16/2003       4/24/2003              8
                            12/19/2003      12/29/2003             10
                            12/22/2003      12/30/2003              8
                            12/23/2003      12/31/2003              8

           Finland          12/19/2003      12/29/2003             10
                            12/22/2003      12/30/2003              8
                            12/23/2003      12/31/2003              8

           Germany          12/19/2003      12/29/2003             10
                            12/22/2003      12/30/2003              8
                            12/23/2003      12/31/2003              8

           Indonesia           5/12/03         5/20/03              8
                               5/13/03         5/21/03              8
                              11/21/03         12/1/03             10
                              11/24/03         12/2/03              8

           Japan              12/27/02          1/6/03             10
                              12/30/02          1/7/03              8
                              12/31/02          1/8/03              8

           Norway            4/14/2003       4/22/2003              8
                             4/15/2003       4/23/2003              8
                             4/16/2003       4/24/2003              8

           South Africa     12/18/2003      12/29/2003             11
                            12/19/2003      12/30/2003             11
                            12/22/2003      12/31/2003              9

           Switzerland      12/19/2003      12/29/2003             10
                            12/22/2003      12/30/2003              8
                            12/23/2003      12/31/2003              8

Taxes

The following information also supplements and should be read in conjunction with the section in the Prospectus entitled Taxes.

Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code (the "Code"). To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of the company's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) at the close of each quarter of the company's

iShares Taxes                                                            page 65
taxable year, (a) at least 50% of the market value of the company's total assets must be represented by cash and cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the company's assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer or of two or more issuers that are controlled by the company (within the meaning of Section 851(b)(3)(B) of the Code) and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. government securities or the securities of other regulated investment companies).

A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year (taking into account any net capital loss carryforwards) plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax. A Fund's dividends that are paid to their corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations.

Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, or until their respective expiration dates, whichever occurs first. The following Funds had tax basis net capital loss carryforwards as of March 31, 2002, the tax year end for the Funds listed.

    --------------------------------------------------------------------------------------
    iShares Index Fund                        Expiring 2009   Expiring 2010   Total
    --------------------------------------------------------------------------------------
    S&P 100                                        $     --    $  2,240,710   $  2,240,710
    S&P 500                                              --      16,570,119     16,570,119
    S&P 500/BARRA Growth                                 --       9,841,895      9,841,895
    S&P 500/BARRA Value                                  --       5,134,741      5,134,741
    S&P MidCap 400                                       --       4,458,220      4,458,220
    S&P MidCap 400/BARRA Growth                          --      11,111,322     11,111,322
    S&P MidCap 400/BARRA Value                           --       1,442,036      1,442,036
    S&P SmallCap 600                                     --       3,199,196      3,199,196
    S&P SmallCap 600/BARRA Growth                        --       4,230,989      4,230,989
    S&P SmallCap 600/BARRA Value                         --       4,241,868      4,241,868
    S&P Global 100                                       --         329,587        329,587
    S&P Europe 350                                    3,295         904,300        907,595
    Nasdaq Biotechnology                                 --       2,280,865      2,280,865
    Russell 3000                                         --      21,820,617     21,820,617
    Russell 3000 Growth                                  --       4,176,050      4,176,050
    Russell 3000 Value                                   --         605,073        605,073
    Russell 2000                                         --      47,681,248     47,681,248
    Russell 2000 Growth                                  --      14,797,300     14,797,300
    Russell 2000 Value                                   --       6,838,382      6,838,382
    Russell 1000                                         --      12,325,552     12,325,552
    Russell 1000 Growth                                  --      20,107,067     20,107,067
    Russell 1000 Value                               99,151       5,765,240      5,864,391
    Russell Midcap                                       --          66,369         66,369
    Russell Midcap Growth                                --          40,231         40,231
    Russell Midcap Value                                 --          30,986         30,986
    --------------------------------------------------------------------------------------

The following Funds had tax basis net capital loss carryforwards as of April 30, 2002, the tax year end for the Funds listed:

    --------------------------------------------------------------------------------------
    iShares Index Fund                        Expiring 2009   Expiring 2010   Total
    --------------------------------------------------------------------------------------
    Dow Jones U.S. Total Market                    $     --    $  2,220,191   $  2,220,191
    Dow Jones U.S. Basic Materials                       --          67,181         67,181
    Dow Jones U.S. Consumer Cyclical                     --         214,348        214,348
    Dow Jones U.S. Consumer Non-Cyclical             12,169         410,794        422,963
    Dow Jones U.S. Energy Sector                        369         643,271        643,640
    Dow Jones U.S. Financial Sector                      --         146,667        146,667
    Dow Jones U.S. Healthcare Sector                     --         154,330        154,330
    --------------------------------------------------------------------------------------

page 66                                                                 i Shares

    Dow Jones U.S. Industrial Sector                     --       4,102,570      4,102,570
    Dow Jones U.S. Technology Sector                     --       3,803,426      3,803,426
    Dow Jones U.S. Telecommunications Sector             --      10,282,380     10,282,380
    Dow Jones U.S. Utilities Sector                      --         173,950        173,950
    Dow Jones U.S. Financial Services                    --         138,646        138,646
    Cohen & Steers Realty Majors                         --          66,455         66,455

The following Funds had tax basis net capital loss carryforwards as of July 31, 2002, the tax year end for the Funds listed:

        ---------------------------------------------------------
        iShares Index Fund             Expiring 2010    Total
        ---------------------------------------------------------
        Goldman Sachs Technology           $ 638,692    $ 638,692
        Goldman Sachs Networking             130,370      130,370
        Goldman Sachs Semiconductor          175,882      175,882
        Goldman Sachs Software               177,253      177,253
        MSCI EAFE                             55,269       55,269
        ---------------------------------------------------------

Each Fund, but in particular the iShares Europe 350 Index Fund, the iShares S&P Global 100, iShares S&P Latin America 40 Index Fund, iShares S&P/TOPIX 150 Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Telecommunications Sector Index Fund, and the iShares MSCI EAFE Index Fund, may be subject to foreign income taxes withheld at source. Each Fund that is permitted to do so will elect to "pass through" to its investors the amount of foreign income taxes paid by the Fund provided that the investor held the iShares of the Fund, and the Fund held the security, on the ex-dividend date and for at least fifteen additional days immediately before and/or thereafter, with the result that each investor will (i) include in gross income, even though not actually received, the investor's pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) the investor's pro rata share of the Fund's foreign income taxes. A foreign tax credit may not exceed the investor's U.S. federal income tax otherwise payable with respect to the investor's foreign source income. For this purpose, each shareholder must treat as foreign source gross income (i) his proportionate share of foreign taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund that represents income derived from foreign sources; the Fund's gain from the sale of securities will generally be treated as U.S. source income. This foreign tax credit limitation is applied separately to separate categories of income; dividends from the Fund will be treated as "passive" or "financial services" income for this purpose. The effect of this limitation may be to prevent investors from claiming as a credit the full amount of their pro rata share of the Fund's foreign income taxes.

If any Fund owns shares in certain foreign investment entities, referred to as "passive foreign investment companies", the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax, and an additional charge in the nature of interest, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a passive foreign investment company as a "qualified electing fund", the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund in certain circumstances may be entitled to mark-to-market annually the shares of the passive foreign investment company, and, in such event, would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

A Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses, and, in limited cases, subject a Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund. In certain cases, a Fund will be required to withhold at the applicable withholding rate, and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number; (2) is subject to backup withholding by the Internal Revenue Service; (3) has failed to certify to a Fund that such shareholder is not subject to backup withholding; or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

The Trust on behalf of each Fund has the right to reject an order for a purchase of iShares if the purchaser (or group of purchasers) would, upon obtaining the iShares so ordered, own 80% or more of the outstanding iShares of a given Fund and if, pursuant to section 351 of the Code, that Fund would have a basis in the securities different from the market value of such

iShares Taxes                                                            page 67
securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of iShares should consult their own tax advisors as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS. Each Fund is required, for federal income tax purposes, to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indices required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered qualifying income for purposes of the 90% requirement.

Each Fund intends to distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

The foregoing is only a summary of certain material tax consequences affecting each Fund and shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in each Fund.

Determination of NAV

The following information supplements and should be read in conjunction with the section in the Prospectus entitled Determining NAV.

The NAV per iShare of each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of iShares of such Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of per iShare for each Fund is calculated by Investors Bank and determined as of the close of the regular trading session on the AMEX (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

In computing a Fund's NAV, the Fund's securities holdings are valued based on their last quoted current price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by BGFA in accordance with procedures adopted by the Board.

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled Shareholder Information.

page 68                                                                 i Shares

GENERAL POLICIES. Dividends from net investment income, if any, are declared and paid at least annually by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for certain Funds. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on iShares are distributed, as described below, on a pro rata basis to Beneficial Owners of such iShares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

DIVIDEND REINVESTMENT SERVICE. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole iShares of the same Fund purchased in the secondary market.

Performance and Other Information

The performance of the Funds may be quoted in advertisements, sales literature or reports to shareholders in terms of average annual total return and cumulative total return.

Quotations of average annual total return are expressed in terms of the average annual rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (or the life of a Fund, if shorter). Such total return figures will reflect the deduction of a proportional share of such Fund's expenses on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

Average annual total return is calculated according to the following formula:
P(1 + T)/n/ = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period or fractional portion).

Average annual total return after taxes on distributions is calculated according to the following formula: P(1 + T)/n/ = ATV//D// (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ATV//D// = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period or fractional portion, after taxes on distributions but not after taxes on redemption).

Average annual total return after taxes on distributions and redemptions is calculated according to the following formula: P(1 + T)/n/ = ATV//DR// (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ATV//DR// = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period or fractional portion, after taxes on distributions and redemption).

The following table sets forth each Fund's average annual total returns for the most recently completed fiscal year and since inception as of the most recent fiscal year end, calculated as set forth above.

iShares Performance and Other Information                                page 69

                                                                          FISCAL
                                                               INCEPTION   YEAR
NAME                                                              DATE     END                  1 YEAR
-------------------------------------------------------------- ---------  ------  --------------------------------------
                                                                                            Return After    Return After
                                                                                              Taxes on        Taxes on
                                                                                   Return   Distributions   Redemptions
                                                                                   ------   -------------   ------------
iShares S&P 100 Index Fund                                      10/23/00    3/31    (1.23%)         (1.62%)        (0.76%)
iShares S&P 500 Index Fund                                      05/15/00    3/31     0.13%          (0.33%)         0.08%
iShares S&P 500/BARRA Growth Index Fund                         05/22/00    3/31     4.64%           4.35%          2.84%
iShares S&P 500/BARRA Value Index Fund                          05/22/00    3/31    (4.48%)         (5.03%)        (2.76%)
iShares S&P MidCap 400 Index Fund                               05/22/00    3/31    18.75%          18.40%         11.49%
iShares S&P MidCap 400/BARRA Growth Index Fund                  07/24/00    3/31    16.03%          15.96%          9.83%
iShares S&P MidCap 400/BARRA Value Index Fund                   07/24/00    3/31    21.79%          21.22%         13.33%
iShares S&P SmallCap 600 Index Fund                             05/22/00    3/31    21.74%          21.49%         13.33%
iShares S&P SmallCap 600/BARRA Growth Index Fund                07/24/00    3/31    17.60%          17.56%         10.81%
iShares S&P SmallCap 600/BARRA Value Index Fund                 07/24/00    3/31    25.29%          24.92%         15.49%
iShares S&P Global 100 Index Fund                               12/05/00    3/31    (5.32%)         (5.65%)        (3.26%)
iShares S&P Global Energy Sector Index Fund                     11/12/01    3/31      N/A*            N/A*           N/A*
iShares S&P Global Financials Sector Index Fund                 11/12/01    3/31      N/A*            N/A*           N/A*
iShares S&P Global Healthcare Sector Index Fund                 11/13/01    3/31      N/A*            N/A*           N/A*
iShares S&P Global Technology Sector Index Fund                 11/12/01    3/31      N/A*            N/A*           N/A*
iShares S&P Global Telecommunications Sector Index Fund         11/12/01    3/31      N/A*            N/A*           N/A*
iShares S&P Europe 350 Index Fund                               07/25/00    3/31    (5.16%)         (5.65%)        (3.14%)
iShares S&P Latin America 40 Index Fund                         10/25/01    3/31      N/A*            N/A*           N/A*
iShares S&P/TOPIX 150 Index Fund                                10/23/01    3/31      N/A*            N/A*           N/A*
iShares Dow Jones U.S. Total Market Index Fund                  06/12/00    4/30   (11.93%)        (12.30%)        (7.32%)
iShares Dow Jones U.S. Basic Materials Sector Index Fund        06/12/00    4/30     3.38%           2.80%          2.04%
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund      06/12/00    4/30    (7.98%)         (8.02%)        (4.91%)
iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund  06/12/00    4/30    19.65%          19.07%         12.02%
iShares Dow Jones U.S. Energy Sector Index Fund                 06/12/00    4/30   (13.34%)        (13.79%)        (8.20%)
iShares Dow Jones U.S. Financial Sector Index Fund              05/22/00    4/30     0.66%           0.13%          0.39%
iShares Dow Jones U.S. Healthcare Sector Index Fund             06/12/00    4/30    (7.60%)         (7.75%)        (4.66%)
iShares Dow Jones U.S. Industrial Sector Index Fund             06/12/00    4/30   (14.72%)        (14.93%)        (9.04%)
iShares Dow Jones U.S. Technology Sector Index Fund             05/15/00    4/30   (31.55%)        (31.55%)       (19.37%)
iShares Dow Jones U.S. Telecommunications Sector Index Fund     05/22/00    4/30   (41.12%)        (41.32%)       (25.20%)
iShares Dow Jones U.S. Utilities Sector Index Fund              06/12/00    4/30   (21.38%)        (22.21%)       (13.13%)
iShares Dow Jones U.S. Financial Services Index Fund            06/12/00    4/30     0.00%          (0.51%)        (0.01%)
iShares Dow Jones U.S. Real Estate Index Fund                   06/12/00    4/30    17.83%          15.03%         10.77%
iShares Russell 3000 Index Fund                                 05/22/00    3/31     1.35%           0.95%          0.82%
iShares Russell 3000 Growth Index Fund                          07/24/00    3/31    (1.95%)         (2.13%)        (1.20%)
iShares Russell 3000 Value Index Fund                           07/24/00    3/31     5.34%           4.64%          3.25%
iShares Russell 2000 Index Fund                                 05/22/00    3/31    13.40%          12.94%          8.20%
iShares Russell 2000 Growth Index Fund                          07/24/00    3/31     4.24%           4.16%          2.60%
iShares Russell 2000 Value Index Fund                           07/24/00    3/31    23.05%          22.21%         14.07%
iShares Russell 1000 Index Fund                                 05/15/00    3/31     0.68%           0.22%          0.40%
iShares Russell 1000 Growth Index Fund                          05/22/00    3/31    (2.30%)         (2.47%)        (1.41%)
iShares Russell 1000 Value Index Fund                           05/22/00    3/31     4.22%           3.58%          2.57%
iShares Russell Midcap Index Fund                               07/17/01    3/31      N/A*            N/A*           N/A*
iShares Russell Midcap Growth Index Fund                        07/17/01    3/31      N/A*            N/A*           N/A*
iShares Russell Midcap Value Index Fund                         07/17/01    3/31      N/A*            N/A*           N/A*
iShares Cohen & Steers Realty Majors Index Fund                 01/29/01    4/30    19.05%          16.26%         11.53%
iShares Nasdaq Biotechnology Index Fund                         02/05/01    3/31     0.61%           0.61%          0.38%
iShares Goldman Sachs Technology Index Fund                     03/13/01    7/31   (44.52%)        (44.52%)       (27.34%)
iShares Goldman Sachs Networking Index Fund                     07/10/01    7/31   (65.57%)        (65.57%)       (40.26%)
iShares Goldman Sachs Semiconductor Index Fund                  07/10/01    7/31   (43.69%)        (43.69%)       (26.83%)
iShares Goldman Sachs Software Index Fund                       07/10/01    7/31   (51.10%)        (51.10%)       (31.37%)
iShares Goldman Sachs Natural Resources Index Fund              10/22/01    7/31      N/A#            N/A#           N/A#
iShares MSCI EAFE Index Fund                                    08/14/01    7/31      N/A#            N/A#           N/A#

NAME                                                                             SINCE INCEPTION
--------------------------------------------------------------------   ---------------------------------------
                                                                                 Return After     Return After
                                                                                   Taxes on         Taxes on
                                                                       Return    Distributions    Redemptions
                                                                       ------    -------------    ------------
iShares S&P 100 Index Fund                                             (14.42%)         (14.76%)        (11.61%)
iShares S&P 500 Index Fund                                             (10.73%)         (11.10%)         (8.67%)
iShares S&P 500/BARRA Growth Index Fund                                (15.89%)         (16.11%)        (12.61%)
iShares S&P 500/BARRA Value Index Fund                                  (2.58%)          (3.13%)         (2.32%)
iShares S&P MidCap 400 Index Fund                                        9.70%            9.30%           7.61%
iShares S&P MidCap 400/BARRA Growth Index Fund                          (7.96%)          (8.07%)         (6.39%)
iShares S&P MidCap 400/BARRA Value Index Fund                           21.92%           21.26%          17.39%
iShares S&P SmallCap 600 Index Fund                                     14.16%           13.69%          11.19%
iShares S&P SmallCap 600/BARRA Growth Index Fund                        (2.03%)          (2.24%)         (1.72%)
iShares S&P SmallCap 600/BARRA Value Index Fund                         22.31%           21.81%          17.79%
iShares S&P Global 100 Index Fund                                      (15.87%)         (16.14%)        (12.75%)
iShares S&P Global Energy Sector Index Fund                             10.10%+          10.03%+          6.19%+
iShares S&P Global Financials Sector Index Fund                          4.64%+           4.60%+          2.85%+
iShares S&P Global Healthcare Sector Index Fund                         (0.92%)+         (0.93%)+        (0.57%)+
iShares S&P Global Technology Sector Index Fund                         (2.40%)+         (2.40%)+        (1.48%)+
iShares S&P Global Telecommunications Sector Index Fund                (11.50%)+        (11.50%)+        (7.06%)+
iShares S&P Europe 350 Index Fund                                      (15.18%)         (15.51%)        (12.15%)
iShares S&P Latin America 40 Index Fund                                 27.16%+          26.88%+         16.66%+
iShares S&P/TOPIX 150 Index Fund                                        (4.91%)+         (4.91%)+        (3.01%)+
iShares Dow Jones U.S. Total Market Index Fund                         (13.28%)         (13.59%)        (10.62%)
iShares Dow Jones U.S. Basic Materials Sector Index Fund                 7.47%            6.76%           5.63%
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund              (3.82%)          (3.96%)         (3.12%)
iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund          10.02%            9.57%           7.83%
iShares Dow Jones U.S. Energy Sector Index Fund                         (1.04%)          (1.48%)         (1.05%)
iShares Dow Jones U.S. Financial Sector Index Fund                       8.65%)           7.82%           6.55%
iShares Dow Jones U.S. Healthcare Sector Index Fund                     (1.95%)          (2.11%)         (1.63%)
iShares Dow Jones U.S. Industrial Sector Index Fund                    (11.30%)         (11.54%)         (9.05%)
iShares Dow Jones U.S. Technology Sector Index Fund                    (39.56%)         (39.56%)        (29.92%)
iShares Dow Jones U.S. Telecommunications Sector Index Fund            (37.13%)         (37.51%)        (28.33%)
iShares Dow Jones U.S. Utilities Sector Index Fund                      (0.54%)          (1.55%)         (0.89%)
iShares Dow Jones U.S. Financial Services Index Fund                     5.70%            5.11%           4.28%
iShares Dow Jones U.S. Real Estate Index Fund                           18.21%           15.78%          13.42%
iShares Russell 3000 Index Fund                                         (8.23%)          (8.56%)         (6.69%)
iShares Russell 3000 Growth Index Fund                                 (27.42%)         (27.52%)        (21.46%)
iShares Russell 3000 Value Index Fund                                    5.32%            4.61%           3.90%
iShares Russell 2000 Index Fund                                          4.80%            4.34%           3.61%
iShares Russell 2000 Growth Index Fund                                 (19.13%)         (19.19%)        (15.10%)
iShares Russell 2000 Value Index Fund                                   22.24%           21.40%          17.54%
iShares Russell 1000 Index Fund                                        (10.73%)         (11.10%)         (8.67%)
iShares Russell 1000 Growth Index Fund                                 (21.96%)         (22.10%)        (17.23%)
iShares Russell 1000 Value Index Fund                                    2.92%            2.34%           2.05%
iShares Russell Midcap Index Fund                                        3.08%+           2.78%+          1.87%+
iShares Russell Midcap Growth Index Fund                                (3.75%)+         (3.76%)+        (2.30%)+
iShares Russell Midcap Value Index Fund                                  7.14%+           6.62%+          4.34%+
iShares Cohen & Steers Realty Majors Index Fund                         15.78%           13.38%          11.38%
iShares Nasdaq Biotechnology Index Fund                                (19.83%)         (19.83%)        (15.81%)
iShares Goldman Sachs Technology Index Fund                            (36.40%)         (36.40%)        (28.58%)
iShares Goldman Sachs Networking Index Fund                            (61.81%)         (61.81%)        (49.14%)
iShares Goldman Sachs Semiconductor Index Fund                         (34.93%)         (34.93%)        (27.86%)
iShares Goldman Sachs Software Index Fund                              (49.89%)         (49.89%)        (39.74%)
iShares Goldman Sachs Natural Resources Index Fund                     (11.29%)+        (11.67%)+        (6.90%)+
iShares MSCI EAFE Index Fund                                           (16.57%)+        (16.66%)+       (10.18%)+

     *   As of March 31, 2002, this Fund had not completed a full fiscal year.
     #   As of July 31, 2002, this Fund had not completed a full fiscal year.
     +   Cumulative return; not annualized.

Quotations of a cumulative total return will be calculated for any specified period by assuming a hypothetical investment in a Fund on the date of the commencement of the period and will assume that all dividends and distributions are reinvested on ex date. However, currently the Trust does not make a dividend reinvestment option available to shareholders of iShares and such calculation is provided for informational purposes only. The net increase or decrease in the value of the investment over the

page 70                                                                 i Shares
period will be divided by its beginning value to arrive at cumulative total return. Total return calculated in this manner will differ from the calculation of average annual total return in that it will not be expressed in terms of an average rate of return.

Quotations of cumulative total return or average annual total return reflect only the performance of a hypothetical investment in a Fund during the particular time period on which the calculations are based. Such quotations for a Fund will vary based on changes in market conditions and the level of such Fund's expenses, and no reported performance figure should be considered an indication of performance that may be expected in the future.

The cumulative and average total returns do not take into account federal or state income taxes which may be payable; total returns would, of course, be lower if such charges were taken into account.

Whenever the Trust calculates total return using the market values of iShares as reported by the Listing Exchange, it will also calculate a similar total return using the relevant Fund's NAV. The Trust may also provide reported closing price data for iShares and calculations of any applicable premiums or discounts against NAV on its website and in the Trust prospectuses and annual reports.

A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Because there are different methods for calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

Because some or all of certain Fund's investments are denominated in foreign currencies, the strength or weakness of the U.S. dollar as against these currencies may account for part of such a Fund's investment performance. Historical information on the value of the dollar versus foreign currencies may be used from time to time in advertisements. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. In addition, marketing materials may cite country and economic statistics and historical stock market performance information for any of the countries in which a Fund invests, including, but not limited to, the following: population growth, gross domestic product, inflation rate, average stock market price-earnings ratios and the total value of stock markets. Sources for such statistics may include official publications of various foreign governments and exchanges.

From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of open-end and closed-end investment companies with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

In addition, in connection with the communication of its performance to current or prospective shareholders, a Fund also may compare those figures to the performance of certain unmanaged indices which may assume the reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples of such indices include, but are not limited to the following:

..    Dow Jones Industrial Average
..    Consumer Price Index
..    Standard & Poor's 500 Composite Stock Price Index (S&P 500)
..    Nasdaq OTC Composite Index
..    Nasdaq Industrials Index
..    International Finance Corporation's (Global) Composite and (Investable)
     Composite Indices
..    Morgan Stanley Capital International Indices
..    Nasdaq Composite Index
..    Wilshire 5000 Stock Index

iShares Performance and Other Information                                page 71

Financial Statements

The Fund's audited Financial Statements, including the Financial Highlights, appearing in the Annual Report to Shareholders and the report therein of PricewaterhouseCoopers LLP, independent accountants, are hereby incorporated by reference in this Statement of Additional Information. The Annual Report to Shareholders is delivered with this Statement of Additional Information to shareholders requesting this Statement of Additional Information.

Miscellaneous Information

COUNSEL. Morgan, Lewis & Bockius LLP, Washington, D.C., is counsel to the Trust.

INDEPENDENT AUDITORS. PricewaterhouseCoopers LLP, located at 333 Market Street, San Francisco, CA 94105, serves as the independent accountants of the Trust. It audits the Funds' financial statements and performs other related audit services.

page 72                                                                 i Shares